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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                            811-03833

MainStay VP Series Fund, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

 (Address of principal executive offices)                                                                                                                                (Zip Code)

George S. Shively, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 576-7000

Date of fiscal year end:                     December 31
Date of reporting period:                     March 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended March 31, 2010 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 39.0%†
	Asset-Backed Security 0.2%
	Automobile 0.2%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$250,000	$252,396

	Total Asset-Backed Security (Cost $249,994)		252,396

	Corporate Bonds 17.0%
	Aerospace & Defense 0.6%
	Boeing Co. (The) 4.875%, due 2/15/20	290,000	296,710
	Goodrich Corp. 4.875%, due 3/1/20	60,000	60,431
	L-3 Communications Corp. 5.20%, due 10/15/19 (a)	150,000	150,747
	Lockheed Martin Corp. 4.25%, due 11/15/19	300,000	290,067
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	102,708
			900,663
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc. 5.25%, due 1/15/11	250,000	258,332

	Banks 2.5%
¤	Bank of America Corp. 5.65%, due 5/1/18	1,400,000	1,416,338
	BB&T Corp. 3.375%, due 9/25/13	500,000	510,326
	Fifth Third Bancorp 4.50%, due 6/1/18	125,000	114,683
	KeyCorp 6.50%, due 5/14/13	100,000	106,791
	Morgan Stanley
	5.50%, due 1/26/20	200,000	195,628
	5.625%, due 9/23/19	200,000	199,295
	8.00%, due 6/15/10	200,000	202,864
	PNC Funding Corp. 5.125%, due 2/8/20 (a)	300,000	302,202
	Wells Fargo & Co. 3.75%, due 10/1/14	500,000	506,056
			3,554,183
	Beverages 0.4%
	Anheuser-Busch Cos., Inc. 6.00%, due 4/15/11	250,000	261,609
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12	250,000	256,710
			518,319
	Building Materials 0.2%
	CRH America, Inc. 5.30%, due 10/15/13	50,000	53,260
	Masco Corp. 4.80%, due 6/15/15	300,000	289,425
			342,685
	Chemicals 0.2%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	325,000	337,143

	Diversified Financial Services 3.4%
	American Express Co. 5.50%, due 9/12/16	400,000	417,751
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	448,672
	Capital One Bank USA N.A. 8.80%, due 7/15/19	250,000	302,064
	Citigroup, Inc.
	5.85%, due 8/2/16	250,000	256,388
	6.00%, due 8/15/17	350,000	358,021
	General Electric Capital Corp.
	5.90%, due 5/13/14	600,000	660,148
	6.00%, due 8/7/19	250,000	264,167
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	275,000	288,516
	HSBC Finance Corp. 7.00%, due 5/15/12	200,000	218,106
	John Deere Capital Corp. 7.00%, due 3/15/12	450,000	497,731
	JPMorgan Chase & Co.
	2.625%, due 12/1/10 (b)	400,000	405,785
	4.95%, due 3/25/20	300,000	297,439
	6.625%, due 3/15/12	350,000	380,478
			4,795,266
	Electric 1.4%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	175,000	198,796
	Consolidated Edison Co. of New York 7.50%, due 9/1/10	500,000	513,073
	Duke Energy Corp. 3.35%, due 4/1/15	350,000	347,774
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	200,000	213,413
	Florida Power Corp. 4.55%, due 4/1/20	200,000	198,683
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	286,905
	Peco Energy Co. 5.00%, due 10/1/14	275,000	296,009
			2,054,653
	Environmental Controls 0.3%
	Republic Services, Inc.
	5.00%, due 3/1/20 (a)	225,000	220,637
	5.50%, due 9/15/19 (a)	250,000	256,037
			476,674
	Finance - Other Services 0.3%
	National Rural Utilities Cooperative Finance Corp. 2.625%, due 9/16/12	450,000	459,119

	Food 0.7%
	Campbell Soup Co. 6.75%, due 2/15/11	250,000	263,512
	ConAgra Foods, Inc. 7.00%, due 4/15/19	120,000	138,391
	Corn Products International, Inc. 6.00%, due 4/15/17	230,000	235,529
	Kraft Foods, Inc. 4.125%, due 2/9/16	275,000	278,659
	Safeway, Inc. 5.00%, due 8/15/19	100,000	100,887
			1,016,978
	Forest Products & Paper 0.1%
	International Paper Co. 7.30%, due 11/15/39	150,000	160,298

	Gas 0.1%
	Sempra Energy 6.50%, due 6/1/16	125,000	139,648

	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	300,000	324,039

	Household Products & Wares 0.4%
	Kimberly-Clark Corp. 5.00%, due 8/15/13	500,000	543,538

	Insurance 0.9%
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	125,000	123,113
	Lincoln National Corp. 6.25%, due 2/15/20	300,000	312,815
	MetLife Global Funding I 5.125%, due 6/10/14 (a)	300,000	317,756
	MetLife, Inc. 6.75%, due 6/1/16	125,000	140,082
	Northwestern Mutual Life Insurance 6.063%, due 3/30/40 (a)	250,000	250,892
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	108,077
			1,252,735
	Lodging 0.4%
	Marriott International, Inc.
	5.625%, due 2/15/13	100,000	106,397
	6.20%, due 6/15/16	200,000	209,464
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	300,000	297,193
			613,054
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	150,000	149,548

	Media 0.6%
	CBS Corp. 4.625%, due 5/15/18	50,000	47,543
	COX Communications, Inc. 8.375%, due 3/1/39 (a)	125,000	156,338
	TCM Sub LLC 3.55%, due 1/15/15 (a)	400,000	396,861
	Time Warner Cable, Inc. 6.75%, due 7/1/18	100,000	111,736
	Time Warner, Inc. 6.20%, due 3/15/40	75,000	74,041
			786,519
	Miscellaneous - Manufacturing 0.3%
	ITT Corp.
	4.90%, due 5/1/14	300,000	318,602
	6.125%, due 5/1/19	100,000	108,270
			426,872
	Oil & Gas 0.1%
	Marathon Oil Corp. 6.50%, due 2/15/14	150,000	168,177

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	240,000	258,114

	Pharmaceuticals 0.2%
	GlaxoSmithKline Capital, Inc. 4.85%, due 5/15/13	200,000	216,780
	Novartis Capital Corp. 4.40%, due 4/24/20	50,000	49,987
			266,767
	Pipelines 0.7%
	Enbridge Energy Partners, L.P. 5.20%, due 3/15/20	250,000	251,090
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	150,000	184,187
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	200,000	243,993
	Williams Partners, L.P. 3.80%, due 2/15/15 (a)	270,000	269,516
			948,786
	Real Estate 0.1%
	AMB Property, L.P. 6.625%, due 12/1/19	150,000	152,668

	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	350,000	332,181
	ERP Operating, L.P. 5.25%, due 9/15/14	250,000	261,760
	Federal Realty Investment Trust 5.90%, due 4/1/20	115,000	115,240
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	167,323
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	99,252
	UDR, Inc. 5.25%, due 1/15/15	175,000	174,344
			1,150,100
	Retail 0.2%
	Home Depot, Inc. 5.25%, due 12/16/13	250,000	270,716

	Telecommunications 1.2%
	AT&T Corp. 7.30%, due 11/15/11	300,000	327,924
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	500,000	546,421
	Verizon Communications, Inc. 6.10%, due 4/15/18	700,000	765,710
			1,640,055
	Transportation 0.2%
	Burlington Northern Santa Fe Corp. 4.70%, due 10/1/19	100,000	99,019
	FedEx Corp. 8.00%, due 1/15/19	150,000	183,667
			282,686
	Total Corporate Bonds (Cost $23,307,824)		24,248,335

	Mortgage-Backed Securities 1.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.739%, due 5/10/45	272,000	281,840
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.719%, due 6/11/40	200,000	197,422
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	320,000	321,427
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	200,000	195,629
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	210,000	204,225
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 5.875%, due 4/15/45	200,000	206,475
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.386%, due 3/12/44	200,000	207,765
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44	212,500	202,740

	Total Mortgage-Backed Securities (Cost $1,705,087)		1,817,523

	U.S. Government & Federal Agencies 18.5%
	Federal Home Loan Bank 0.3%
	3.625%, due 5/29/13	400,000	423,032

¤	Federal Home Loan Mortgage Corporation 1.8%
	1.50%, due 1/7/11	500,000	503,513
	2.875%, due 11/23/10	450,000	456,954
	3.25%, due 2/25/11	500,000	511,371
	4.125%, due 9/27/13	350,000	374,495
	4.75%, due 1/18/11	500,000	516,556
	5.125%, due 4/18/11	200,000	209,417
			2,572,306
¤	Federal National Mortgage Association 2.5%
	2.75%, due 4/11/11	500,000	511,013
	2.875%, due 12/11/13	350,000	358,867
	3.625%, due 8/15/11	500,000	519,255
	4.375%, due 10/15/15	350,000	373,445
	4.50%, due 2/15/11	500,000	517,472
	4.875%, due 5/18/12	500,000	537,685
	5.375%, due 11/15/11	500,000	535,499
	5.50%, due 3/15/11	200,000	209,362
			3,562,598
¤	United States Treasury Notes 13.9%
	0.875%, due 3/31/11	775,000	778,239
	0.875%, due 5/31/11	2,420,000	2,430,399
	0.875%, due 1/31/12	450,000	449,473
	1.00%, due 7/31/11	200,000	201,031
	1.00%, due 12/31/11	1,700,000	1,703,386
	1.00%, due 3/31/12	4,400,000	4,397,932
	1.125%, due 6/30/11	75,000	75,545
	1.125%, due 12/15/12	3,510,000	3,479,561
	1.375%, due 4/15/12	600,000	604,172
	1.375%, due 5/15/12	3,416,000	3,437,083
	1.375%, due 9/15/12	1,195,000	1,197,615
	1.375%, due 3/15/13	830,000	825,136
	3.625%, due 2/15/20	240,000	235,913
			19,815,485
	Total U.S. Government & Federal Agencies (Cost $26,205,006)		26,373,421

	Yankee Bonds 2.0% (c)
	Banks 0.7%
	Bank of Nova Scotia 3.40%, due 1/22/15	225,000	226,480
	Barclays Bank PLC
	5.00%, due 9/22/16	150,000	154,180
	5.125%, due 1/8/20	200,000	197,214
	Credit Suisse/New York NY 5.30%, due 8/13/19	225,000	230,725
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	150,000	157,885
			966,484
	Food 0.2%
	Delhaize Group 5.875%, due 2/1/14	220,000	240,560

	Oil & Gas 0.4%
	Petroleos Mexicanos 4.875%, due 3/15/15 (a)	200,000	205,400
	Shell International Finance B.V. 4.00%, due 3/21/14	350,000	368,315
			573,715
	Pharmaceuticals 0.1%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	175,000	185,479

	Sovereign 0.1%
	Svensk Exportkredit AB 3.25%, due 9/16/14	200,000	204,323

	Telecommunications 0.5%
	America Movil SAB de CV 5.00%, due 3/30/20 (a)	250,000	246,467
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	250,000	267,880
	Vodafone Group PLC 5.625%, due 2/27/17	200,000	214,014
			728,361
	Total Yankee Bonds (Cost $2,790,735)		2,898,922

	Total Long-Term Bonds (Cost $54,258,646)		55,590,597

		Shares	Value
	Common Stocks 59.3%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A (d)	2,941	31,204

	Aerospace & Defense 1.2%
	General Dynamics Corp.	3,978	307,102
	L-3 Communications Holdings, Inc.	1,608	147,341
	Lockheed Martin Corp.	3,797	315,986
	Northrop Grumman Corp.	13,715	899,292
			1,669,721
	Agriculture 0.8%
	Altria Group, Inc.	22,335	458,314
	Archer-Daniels-Midland Co.	11,334	327,553
	Philip Morris International, Inc.	7,268	379,099
	Reynolds American, Inc.	146	7,881
			1,172,847
	Airlines 0.1%
	Copa Holdings S.A. Class A	2,788	169,510

	Apparel 0.8%
	Coach, Inc.	12,561	496,411
	NIKE, Inc. Class B	1,174	86,289
	Polo Ralph Lauren Corp.	6,102	518,914
			1,101,614
	Auto Manufacturers 1.6%
¤	Ford Motor Co. (d)	104,677	1,315,790
	Oshkosh Corp. (d)	23,367	942,625
			2,258,415
	Auto Parts & Equipment 0.1%
	Autoliv, Inc. (d)	2,717	140,007

	Banks 3.1%
	BancorpSouth, Inc.	10,099	211,675
	Capital One Financial Corp.	18,183	752,958
	Comerica, Inc.	103	3,918
	M&T Bank Corp.	4,648	368,958
	Marshall & Ilsley Corp.	40,254	324,045
	PNC Financial Services Group, Inc.	9,701	579,150
	Popular, Inc. (d)	97,519	283,780
	Regions Financial Corp.	128,967	1,012,391
	SunTrust Banks, Inc.	17,971	481,443
	Wilmington Trust Corp.	634	10,505
	Zions Bancorp	16,434	358,590
			4,387,413
	Biotechnology 0.3%
	Amgen, Inc. (d)	4,916	293,780
	Gilead Sciences, Inc. (d)	2,504	113,882
			407,662
	Building Materials 0.1%
	Armstrong World Industries, Inc. (d)	4,534	164,630
	USG Corp. (d)	3,139	53,865
			218,495
	Chemicals 1.8%
¤	Ashland, Inc.	25,880	1,365,688
	Cabot Corp.	12,478	379,331
	Cytec Industries, Inc.	2,676	125,076
	Huntsman Corp.	14,192	171,014
	Lubrizol Corp. (The)	4,390	402,651
	RPM International, Inc.	5,910	126,119
			2,569,879
	Commercial Services 0.6%
	H&R Block, Inc.	11,186	199,111
	Hillenbrand, Inc.	214	4,706
	Moody's Corp.	385	11,454
	R.R. Donnelley & Sons Co.	21,384	456,548
	SAIC, Inc. (d)	6,252	110,660
	Washington Post Co. Class B	72	31,981
	Weight Watchers International, Inc.	1,817	46,388
			860,848
	Computers 1.6%
	Dell, Inc. (d)	3,177	47,687
	Hewlett-Packard Co.	20,580	1,093,827
	International Business Machines Corp.	2,415	309,723
	Lexmark International, Inc. Class A (d)	4,950	178,596
	Western Digital Corp. (d)	16,110	628,129
			2,257,962
	Cosmetics & Personal Care 0.6%
	Procter & Gamble Co. (The)	13,233	837,252

	Distribution & Wholesale 0.4%
	Tech Data Corp. (d)	12,880	539,672

	Diversified Financial Services 2.0%
	Ameriprise Financial, Inc.	5,498	249,389
	BlackRock, Inc.	4,478	975,129
	Discover Financial Services	57,287	853,577
	Interactive Brokers Group, Inc. (d)	995	16,069
	Investment Technology Group, Inc. (d)	2,030	33,881
	JPMorgan Chase & Co.	16,143	722,399
			2,850,444
	Electric 3.0%
	AES Corp. (The) (d)	18,315	201,465
	Alliant Energy Corp.	1,995	66,354
	Ameren Corp.	14,006	365,276
	American Electric Power Co., Inc.	23,401	799,846
	Consolidated Edison, Inc.	5,161	229,871
	Constellation Energy Group, Inc.	923	32,407
	DTE Energy Corp.	15,042	670,873
	FirstEnergy Corp.	2,726	106,559
	Hawaiian Electric Industries, Inc.	4,611	103,517
	Integrys Energy Group, Inc.	1,653	78,319
	Mirant Corp. (d)	58,368	633,877
	NRG Energy, Inc. (d)	2,031	42,448
	PG&E Corp.	3,568	151,355
	Pinnacle West Capital Corp.	5,914	223,135
	Progress Energy, Inc.	14,172	557,810
	Westar Energy, Inc.	814	18,152
			4,281,264
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	13,914	700,431
	Hubbel, Inc. Class B	1,714	86,437
			786,868
	Electronics 0.3%
	Arrow Electronics, Inc. (d)	2,411	72,643
	FLIR Systems, Inc. (d)	1,619	45,656
	Garmin, Ltd.	7,792	299,836
			418,135
	Engineering & Construction 0.6%
	Fluor Corp.	7,516	349,569
	Shaw Group, Inc. (The) (d)	13,380	460,540
			810,109
	Environmental Controls 0.1%
	Nalco Holding Co.	4,250	103,403
	Waste Connections, Inc. (d)	1,543	52,400
			155,803
	Food 1.1%
	H.J. Heinz Co.	12,441	567,434
	Safeway, Inc.	28,463	707,590
	SUPERVALU, Inc.	18,324	305,644
			1,580,668
	Forest Products & Paper 0.5%
	International Paper Co.	30,035	739,161

	Gas 0.8%
	Energen Corp.	7,026	326,920
	NiSource, Inc.	27,907	440,931
	Sempra Energy	7,085	353,541
			1,121,392
	Health Care - Products 0.5%
	Hill-Rom Holdings, Inc.	1,891	51,454
	Hologic, Inc. (d)	13,078	242,466
	Johnson & Johnson	7,525	490,630
			784,550

	Health Care - Services 2.5%
	CIGNA Corp.	31,667	1,158,379
	Coventry Health Care, Inc. (d)	5,677	140,335
	Humana, Inc. (d)	16,621	777,364
	LifePoint Hospitals, Inc. (d)	4,507	165,768
	Lincare Holdings, Inc. (d)	3,085	138,455
	UnitedHealth Group, Inc. (d)	31,210	1,019,631
	WellPoint, Inc. (d)	2,138	137,644
			3,537,576
	Home Builders 0.0%‡
	Thor Industries, Inc.	30	906

	Insurance 4.9%
	Allied World Assurance Holdings, Ltd./Bermuda	10,129	454,286
	American Financial Group, Inc.	24,027	683,568
	Arch Capital Group, Ltd. (d)	8,508	648,735
	Aspen Insurance Holdings, Ltd.	1,454	41,933
	Assurant, Inc.	18,510	636,374
	Axis Capital Holdings, Ltd.	24,201	756,523
	Chubb Corp. (The)	323	16,748
	Endurance Specialty Holdings, Ltd.	11,297	419,684
	Genworth Financial, Inc. Class A (d)	23,806	436,602
	MetLife, Inc.	20,734	898,612
	Old Republic International Corp.	3,494	44,304
	OneBeacon Insurance Group, Ltd. Class A	3,545	61,151
	PartnerRe, Ltd.	1,501	119,660
	Principal Financial Group, Inc.	9,334	272,646
	Protective Life Corp.	7,485	164,595
	Prudential Financial, Inc.	3,724	225,302
	Transatlantic Holdings, Inc.	3,471	183,269
	Unitrin, Inc.	5,124	143,728
	Unum Group	31,976	792,045
			6,999,765
	Internet 1.2%
	AOL, Inc. (d)	7,867	198,878
	eBay, Inc. (d)	23,847	642,677
	Google, Inc. Class A (d)	1,261	714,999
	IAC/InterActiveCorp (d)	5,073	115,360
			1,671,914
	Iron & Steel 0.6%
	Reliance Steel & Aluminum Co.	16,312	803,040

	Lodging 0.7%
	Boyd Gaming Corp. (d)	3,924	38,769
	Las Vegas Sands Corp. (d)	48,897	1,034,172
			1,072,941
	Machinery - Diversified 0.6%
	Cummins, Inc.	11,094	687,273
	Manitowoc Co., Inc. (The)	6,768	87,984
	Wabtec Corp.	583	24,556
			799,813
	Media 3.5%
¤	Comcast Corp. Class A	63,526	1,195,559
	Gannett Co., Inc.	38,243	631,775
	Liberty Media-Starz, Series A (d)	1,297	70,920
	Meredith Corp.	3,403	117,097
	Time Warner Cable, Inc.	19,022	1,014,063
	Time Warner, Inc.	32,612	1,019,777
	Walt Disney Co. (The)	26,722	932,865
			4,982,056
	Metal Fabricate & Hardware 0.7%
	Precision Castparts Corp.	7,159	907,117
	Timken Co. (The)	1,823	54,708
			961,825
	Mining 1.0%
¤	Freeport-McMoRan Copper & Gold, Inc.	13,868	1,158,533
	Titanium Metals Corp. (d)	13,083	217,047
			1,375,580
	Miscellaneous - Manufacturing 2.6%
	Brink's Co. (The)	30	847
	Carlisle Cos., Inc.	8,240	313,944
	Dover Corp.	3,230	151,002
	General Electric Co.	62,346	1,134,697
	Honeywell International, Inc.	1,585	71,753
	ITT Corp.	16,033	859,529
	John Bean Technologies Corp.	31	544
	Leggett & Platt, Inc.	5,668	122,656
	Parker Hannifin Corp.	11,416	739,072
	Trinity Industries, Inc.	19,226	383,751
			3,777,795
	Office Equipment/Supplies 0.1%
	Xerox Corp.	18,382	179,224

	Oil & Gas 5.9%
	Chevron Corp.	13,125	995,269
	Cimarex Energy Co.	7,434	441,431
	ConocoPhillips	20,250	1,036,192
	Forest Oil Corp. (d)	23,682	611,469
	Marathon Oil Corp.	15,384	486,750
	Murphy Oil Corp.	13,091	735,583
	Occidental Petroleum Corp.	12,014	1,015,664
	Patterson-UTI Energy, Inc.	11,816	165,070
	Plains Exploration & Production Co. (d)	21,566	646,764
	Questar Corp.	181	7,819
	Rowan Cos., Inc. (d)	9,934	289,179
	Tesoro Corp.	12,876	178,976
	Unit Corp. (d)	15,888	671,745
	Valero Energy Corp.	53,559	1,055,112
			8,337,023
	Oil & Gas Services 0.3%
	Helix Energy Solutions Group, Inc. (d)	17,108	222,918
	National-Oilwell Varco, Inc.	1,264	51,293
	SEACOR Holdings, Inc. (d)	1,873	151,076
			425,287
	Packaging & Containers 0.3%
	Crown Holdings, Inc. (d)	10,792	290,952
	Sonoco Products Co.	2,075	63,889
	Temple-Inland, Inc.	5,336	109,015
			463,856
	Pharmaceuticals 1.9%
	Abbott Laboratories	6,404	337,363
	AmerisourceBergen Corp.	22,385	647,374
	Eli Lilly & Co.	10,482	379,658
	Endo Pharmaceuticals Holdings, Inc. (d)	10,915	258,576
	Forest Laboratories, Inc. (d)	18,409	577,306
	Herbalife, Ltd.	115	5,304
	King Pharmaceuticals, Inc. (d)	25,740	302,703
	Pfizer, Inc.	11,935	204,685
			2,712,969
	Real Estate Investment Trusts 2.4%
¤	Annaly Capital Management, Inc.	83,426	1,433,259
	CapitalSource, Inc.	12,622	70,557
	Duke Realty Corp.	28,655	355,322
	HRPT Properties Trust	7,375	57,378
	Macerich Co. (The)	12,650	484,621
	ProLogis	45,104	595,373
	Public Storage	329	30,265
	Senior Housing Properties Trust	6,943	153,787
	SL Green Realty Corp.	4,868	278,790
			3,459,352
	Retail 3.2%
	Big Lots, Inc. (d)	23,087	840,829
	BJ's Wholesale Club, Inc. (d)	4,456	164,827
	Foot Locker, Inc.	26,962	405,508
	GameStop Corp. Class A (d)	28,020	613,918
	Gap, Inc. (The)	18,241	421,550
	RadioShack Corp.	34,014	769,737
	Ross Stores, Inc.	14,615	781,464
	Wal-Mart Stores, Inc.	7,877	437,961
	Williams-Sonoma, Inc.	6,006	157,898
			4,593,692
	Savings & Loans 0.2%
	New York Community Bancorp, Inc.	14,713	243,353

	Semiconductors 1.5%
	Fairchild Semiconductor International, Inc. (d)	7,963	84,806
	Integrated Device Technology, Inc. (d)	2,043	12,524
	Intel Corp.	45,717	1,017,660
	LSI Corp. (d)	341	2,087
	Micron Technology, Inc. (d)	94,818	985,159
			2,102,236
	Software 0.3%
	Microsoft Corp.	14,054	411,361

	Telecommunications 1.7%
	Amdocs, Ltd. (d)	12,008	361,561
	AT&T, Inc.	37,125	959,310
	CenturyTel, Inc.	11,299	400,662
	Cisco Systems, Inc. (d)	24,859	647,080
	EchoStar Corp. (d)	390	7,909
			2,376,522
	Transportation 0.7%
	Frontline, Ltd.	5,997	183,688
	Overseas Shipholding Group, Inc.	2,753	108,000
	Ryder System, Inc.	3,151	122,133
	Teekay Corp.	1,596	36,293
	Tidewater, Inc.	3,978	188,040
	Union Pacific Corp.	5,246	384,532
			1,022,686
	Total Common Stocks (Cost $71,834,887)		84,461,667

	Exchange Traded Fund 1.2% (e)
¤	S&P 500 Index-SPDR Trust Series 1	14,093	1,648,740

	Total Exchange Traded Fund (Cost $1,526,998)		1,648,740

	Principal Amount	Value
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $352,103 (Collateralized by United States Treasury Bills with rates ranging from 0.162% to 0.226% and maturity dates ranging from 7/22/10 to 9/9/10, with a Principal Amount of $365,000 and a Market Value of $364,795)	$352,103	352,103

Total Short-Term Investment (Cost $352,103)		352,103

Total Investments (Cost $127,972,634) (f)	99.8%	142,053,107

Other Assets, Less Liabilities	0.2	316,365
Net Assets	100.0%	$142,369,472

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(c)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	Non-income producing security.
(e)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(f)	At March 31, 2010, cost is $128,824,880 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$16,273,218
Gross unrealized depreciation	(3,044,991)
Net unrealized appreciation	$13,228,227

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$252,396	$—	$252,396
Corporate Bonds	—	24,248,335	—	24,248,335
Mortgage-Backed Securities	—	1,817,523	—	1,817,523
U.S. Government & Federal Agencies	—	26,373,421	—	26,373,421
Yankee Bonds	—	2,898,922	—	2,898,922
Total Long-Term Bonds	—	55,590,597	—	55,590,597
Common Stocks	84,461,667	—	—	84,461,667
Exchange Traded Fund	1,648,740	—	—	1,648,740
Short-Term Investment
Repurchase Agreement	—	352,103	—	352,103
Total Investments in Securities	$86,110,407	$55,942,700	$—	$142,053,107
(a)  For detailed industry descriptions, see the Portfolio of Investments.
At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio

Portfolio of Investments ††† March 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 98.3%†
	Asset-Backed Securities 3.5%
	Automobile 0.3%
	Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	$1,000,000	$1,059,614
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,500,000	1,514,376
			2,573,990
	Credit Cards 0.4%
	Nordstrom Private Label Credit Card Series 2007-1, Class A 4.92%, due 5/15/13 (a)	3,000,000	3,004,621

	Diversified Financial Services 0.3%
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (a)	2,249,211	2,285,669

	Home Equity 2.5%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	418,464	381,523
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	630,243	566,809
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	818,042	810,246
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (b)	728,358	674,567
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	790,038	487,106
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36	1,402,003	624,440
	Series 2006-S5, Class A3 5.762%, due 6/25/35	1,501,600	393,574
	Series 2007-S1, Class A3 5.81%, due 11/25/36	725,251	402,782
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C 5.144%, due 2/25/37	1,000,000	495,426
	Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	279,851
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,500,000	1,465,243
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3 5.532%, due 10/25/36	1,000,000	858,223
	Series 2007-CH2, Class AF3 5.552%, due 1/25/37	1,000,000	545,203
	Series 2007-CH1, Class AF1B 5.935%, due 11/25/36	147,329	146,331
	Series 2006-WF1, Class A6 6.00%, due 7/25/36	972,315	534,986
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	2,000,000	1,098,731
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (b)	3,148,160	3,098,927
	Renaissance Home Equity Loan Trust Series 2006-1, Class AF4 6.011%, due 5/25/36 (b)	5,000,000	2,487,345
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	711,333	699,606
	Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 6/25/37 (b)	3,370,761	2,233,628
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (b)	1,357,771	1,117,791
			19,402,338
	Total Asset-Backed Securities (Cost $36,169,814)		27,266,618

	Corporate Bonds 27.1%
	Aerospace & Defense 1.5%
	Boeing Co. (The) 4.875%, due 2/15/20	2,300,000	2,353,215
	Goodrich Corp. 4.875%, due 3/1/20	400,000	402,870
	L-3 Communications Corp. 5.20%, due 10/15/19 (a)	1,200,000	1,205,979
	Lockheed Martin Corp. 4.25%, due 11/15/19	2,000,000	1,933,780
	Northrop Grumman Corp.
	5.05%, due 8/1/19	780,000	801,126
	7.75%, due 3/1/16	2,375,000	2,872,817
	Raytheon Co.
	5.375%, due 4/1/13	1,000,000	1,090,609
	6.40%, due 12/15/18	1,175,000	1,328,702
			11,989,098
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 5.45%, due 3/15/18	1,000,000	1,076,116

	Auto Manufacturers 0.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,000,000	1,108,640

	Banks 4.2%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,146,502
¤	Bank of America Corp.
	2.10%, due 4/30/12 (c)	3,000,000	3,055,245
	4.50%, due 4/1/15	4,000,000	4,033,364
	5.65%, due 5/1/18	6,050,000	6,120,603
	BB&T Corp. 3.375%, due 9/25/13	3,000,000	3,061,956
	Fifth Third Bancorp 4.50%, due 6/1/18	850,000	779,842
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	1,550,000	1,652,551
	KeyBank N.A. 5.80%, due 7/1/14	290,000	296,595
	Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	750,000	773,466
	Morgan Stanley
	5.50%, due 1/26/20	2,300,000	2,249,720
	5.625%, due 9/23/19	800,000	797,179
	PNC Bank N.A. 6.875%, due 4/1/18	1,000,000	1,109,014
	PNC Funding Corp. 5.125%, due 2/8/20 (a)	2,250,000	2,266,520
	SunTrust Bank 5.20%, due 1/17/17	875,000	839,536
	Wachovia Bank N.A. 6.60%, due 1/15/38	850,000	874,541
	Wells Fargo & Co. 3.75%, due 10/1/14	2,750,000	2,783,311
			32,839,945
	Beverages 0.8%
	Anheuser-Busch InBev Worldwide, Inc.
	3.00%, due 10/15/12	2,000,000	2,053,678
	4.125%, due 1/15/15	1,400,000	1,440,458
	8.20%, due 1/15/39 (a)	1,625,000	2,095,623
	Coca-Cola Enterprises, Inc. 5.00%, due 8/15/13	500,000	545,741
			6,135,500
	Building Materials 0.5%
	CRH America, Inc. 5.30%, due 10/15/13	550,000	585,861
	Masco Corp. 4.80%, due 6/15/15	3,500,000	3,376,618
			3,962,479
	Chemicals 0.4%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	2,750,000	2,852,748

	Commercial Services 0.1%
	McKesson Corp. 5.25%, due 3/1/13	375,000	400,205

	Diversified Financial Services 4.3%
	American Express Credit Corp. 7.30%, due 8/20/13	1,500,000	1,683,619
	Capital One Bank USA N.A. 8.80%, due 7/15/19	4,000,000	4,833,032
	Citigroup, Inc.
	6.00%, due 8/15/17	2,750,000	2,813,019
	6.125%, due 5/15/18	3,000,000	3,065,367
	General Electric Capital Corp.
	5.625%, due 5/1/18	3,000,000	3,135,036
	5.875%, due 1/14/38	1,000,000	950,749
	6.00%, due 6/15/12	1,500,000	1,625,723
¤	Goldman Sachs Group, Inc. (The)
	1.625%, due 7/15/11 (c)	3,000,000	3,033,801
	5.70%, due 9/1/12	1,000,000	1,084,544
	6.15%, due 4/1/18	2,000,000	2,116,160
	JPMorgan Chase & Co.
	4.60%, due 1/17/11	2,000,000	2,063,188
	4.95%, due 3/25/20	2,475,000	2,453,873
	Morgan Stanley 6.75%, due 4/15/11	2,000,000	2,111,296
	Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,836,153
			33,805,560
	Electric 2.5%
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,143,985
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	524,151
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,419,974
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,356,128
	Duke Energy Corp. 3.35%, due 4/1/15	2,500,000	2,484,100
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	531,196
	Florida Power Corp. 4.55%, due 4/1/20	1,700,000	1,688,809
	IES Utilities, Inc. Series B 6.75%, due 3/15/11	500,000	526,515
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,032,858
	Peco Energy Co.
	5.00%, due 10/1/14	750,000	807,296
	5.35%, due 3/1/18	1,500,000	1,580,572
	Pepco Holdings, Inc. 6.45%, due 8/15/12	2,125,000	2,276,867
	South Carolina Electric & Gas Co. 6.50%, due 11/1/18	600,000	680,735
	Union Electric Co.
	5.30%, due 8/1/37	800,000	743,672
	6.70%, due 2/1/19	1,500,000	1,659,304
			19,456,162
	Environmental Controls 0.5%
	Republic Services, Inc.
	5.00%, due 3/1/20 (a)	2,000,000	1,961,216
	5.50%, due 9/15/19 (a)	2,000,000	2,048,296
			4,009,512
	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp. 2.625%, due 9/16/12	1,800,000	1,836,475
	Food 1.2%
	ConAgra Foods, Inc. 7.00%, due 4/15/19	1,080,000	1,245,515
	Corn Products International, Inc. 6.00%, due 4/15/17	2,100,000	2,150,484
	Kraft Foods, Inc. 4.125%, due 2/9/16	2,375,000	2,406,604
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,182,982
	Safeway, Inc.
	5.00%, due 8/15/19	750,000	756,652
	6.25%, due 3/15/14	1,750,000	1,945,202
			9,687,439
	Forest Products & Paper 0.2%
	International Paper Co. 7.30%, due 11/15/39	1,225,000	1,309,100

	Gas 0.2%
	Sempra Energy 6.50%, due 6/1/16	1,300,000	1,452,342

	Health Care - Services 0.4%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	2,700,000	2,916,348

	Insurance 1.7%
	American General Finance Corp. 5.20%, due 12/15/11	1,100,000	1,051,497
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	1,050,000	1,034,153
	Lincoln National Corp. 6.25%, due 2/15/20	2,850,000	2,971,744
	MetLife Global Funding I 5.125%, due 6/10/14 (a)	2,700,000	2,859,802
	MetLife, Inc. 6.75%, due 6/1/16	1,000,000	1,120,653
	Northwestern Mutual Life Insurance 6.063%, due 3/30/40 (a)	2,500,000	2,508,920
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	972,693
	Principal Life Income Funding Trust 5.20%, due 11/15/10	1,000,000	1,027,185
			13,546,647
	Lodging 0.7%
	Marriott International, Inc.
	5.625%, due 2/15/13	940,000	1,000,126
	6.20%, due 6/15/16	1,850,000	1,937,544
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	2,650,000	2,625,207
			5,562,877
	Machinery - Diversified 0.3%
	Deere & Co.
	5.375%, due 10/16/29	1,100,000	1,096,686
	6.95%, due 4/25/14	1,000,000	1,155,443
			2,252,129
	Media 0.9%
	CBS Corp. 4.625%, due 5/15/18	950,000	903,317
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	887,904
	COX Communications, Inc. 8.375%, due 3/1/39 (a)	1,150,000	1,438,305
	TCM Sub LLC 3.55%, due 1/15/15 (a)	2,900,000	2,877,244
	Time Warner, Inc. 6.20%, due 3/15/40	1,000,000	987,219
			7,093,989
	Miscellaneous - Manufacturing 0.4%
	ITT Corp.
	4.90%, due 5/1/14	2,250,000	2,389,513
	6.125%, due 5/1/19	1,000,000	1,082,702
			3,472,215
	Oil & Gas 0.5%
	Marathon Oil Corp. 6.50%, due 2/15/14	1,250,000	1,401,473
	Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	622,607
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,058,290
			4,082,370
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,570,191

	Pharmaceuticals 0.5%
	Eli Lilly & Co. 6.57%, due 1/1/16	1,225,000	1,364,139
	GlaxoSmithKline Capital, Inc. 4.85%, due 5/15/13	1,500,000	1,625,851
	Novartis Capital Corp. 4.40%, due 4/24/20	500,000	499,869
			3,489,859
	Pipelines 1.0%
	Enbridge Energy Partners, L.P. 5.20%, due 3/15/20	2,050,000	2,058,936
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	1,020,000	1,252,470
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	1,450,000	1,768,954
	Williams Partners, L.P. 3.80%, due 2/15/15 (a)	2,340,000	2,335,802
			7,416,162
	Real Estate 0.2%
	AMB Property, L.P. 6.625%, due 12/1/19	1,250,000	1,272,235

	Real Estate Investment Trusts 1.1%
	AvalonBay Communities, Inc. 6.625%, due 9/15/11	439,000	469,636
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	2,630,872
	Federal Realty Investment Trust 5.90%, due 4/1/20	1,050,000	1,052,187
	Hospitality Properties Trust 6.30%, due 6/15/16	1,250,000	1,230,312
	Liberty Property, L.P.
	5.125%, due 3/2/15	750,000	744,390
	8.50%, due 8/1/10	500,000	507,923
	UDR, Inc. 5.25%, due 1/15/15	1,600,000	1,594,005
			8,229,325
	Retail 0.1%
	Home Depot, Inc. 5.875%, due 12/16/36	350,000	339,649
	Yum! Brands, Inc. 6.875%, due 11/15/37	500,000	542,903
			882,552
	Telecommunications 1.5%
	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, due 2/1/14	3,000,000	3,278,526
	8.50%, due 11/15/18	1,500,000	1,871,488
	Embarq Corp. 7.995%, due 6/1/36	250,000	253,486
	SBC Communications, Inc.
	5.10%, due 9/15/14	1,500,000	1,622,915
	5.875%, due 2/1/12	2,500,000	2,682,690
	Verizon Communications, Inc. 7.35%, due 4/1/39	2,000,000	2,317,656
			12,026,761
	Transportation 0.5%
	Burlington Northern Santa Fe Corp. 4.70%, due 10/1/19	2,000,000	1,980,384
	FedEx Corp. 8.00%, due 1/15/19	1,300,000	1,591,781
			3,572,165
	Trucking & Leasing 0.3%
	TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	2,149,003

	Total Corporate Bonds (Cost $200,565,599)		211,456,149

	Medium Term Note 0.1%
	Diversified Financial Services 0.1%
	Morgan Stanley 6.625%, due 4/1/18	600,000	639,947

	Total Medium Term Note (Cost $614,935)		639,947

	Mortgage-Backed Securities 6.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.7%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.739%, due 5/10/45	3,600,000	3,730,232
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	1,000,000	625,100
	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-8, Class A4 5.105%, due 8/25/35 (a)(d)	500,000	463,069
¤	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	1,056,924
	Series 2006-PW11, Class A3 5.622%, due 3/11/39 (d)	1,000,000	1,045,301
	Series 2006-PW11, Class AM 5.622%, due 3/11/39 (d)	500,000	455,574
	Series 2007-PW16, Class A4 5.719%, due 6/11/40	1,700,000	1,678,086
	Series 2007-T28, Class A3 5.793%, due 9/11/42 (d)	5,000,000	5,305,894
	Series 2006-PW12, Class AAB 5.88%, due 9/11/38 (d)	1,000,000	1,076,275
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	3,716,502
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	1,900,000	1,858,472
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.549%, due 2/15/39 (d)	5,000,000	4,348,604
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	2,000,000	1,944,997
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	1,000,000	1,047,411
	Series 2006-LDP7, Class A4 5.875%, due 4/15/45 (d)	2,000,000	2,064,754
	Series 2007-LD12, Class A3 5.99%, due 2/15/51 (d)	1,000,000	1,011,201
	LB-UBS Commercial Mortgage Trust
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	1,000,000	1,028,559
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,008,227
	Merrill Lynch Mortgage Trust
	Series 2005-LC1, Class A3 5.289%, due 1/12/44	2,500,000	2,642,523
	Series 2007-C1, Class A3 5.827%, due 6/12/50	2,240,000	2,253,955
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49	2,080,000	2,012,500
	Series 2007-8, Class A2 6.12%, due 8/12/49 (d)	1,000,000	1,063,144
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.386%, due 3/12/44 (d)	2,000,000	2,077,653
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44	1,500,000	1,431,108
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	1,000,000	1,028,834
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44	1,000,000	913,441
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.631%, due 9/25/36 (d)	1,000,000	667,731
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	2,000,000	1,284,669
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class AM 5.339%, due 11/15/48	2,000,000	1,734,882
	Series 2006-C28, Class A4 5.572%, due 10/15/48	2,200,000	2,163,429
	Total Mortgage-Backed Securities (Cost $52,352,369)		52,739,051

	U.S. Government & Federal Agencies 56.6%
¤	Federal Home Loan Mortgage Corporation 2.2%
	3.75%, due 6/28/13	6,900,000	7,299,979
	4.75%, due 1/19/16	2,000,000	2,168,366
	5.125%, due 4/18/11	3,000,000	3,141,261
	5.50%, due 7/18/16	4,000,000	4,478,872
			17,088,478
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 17.1%
	4.00%, due 1/1/25	1,000,000	1,016,277
	4.00%, due 3/1/25	1,000,000	1,016,278
	4.00%, due 1/1/39	2,387,458	2,316,855
	4.00%, due 9/1/39	3,934,788	3,818,034
	4.50%, due 4/1/22	896,322	939,605
	4.50%, due 5/1/22	57,598	59,965
	4.50%, due 4/1/23	1,868,875	1,943,355
	4.50%, due 6/1/24	1,823,519	1,893,912
	4.50%, due 9/1/35	1,459,831	1,471,192
	4.50%, due 1/1/39	728,416	730,971
	4.50%, due 2/1/39	1,858,507	1,865,025
	4.50%, due 4/1/39	1,614,413	1,619,914
	4.50%, due 6/1/39	2,924,417	2,934,382
	4.50%, due 11/1/39	7,954,600	7,981,704
	4.50%, due 2/1/40	18,962,076	19,026,685
	5.00%, due 1/1/25	12,183,721	12,883,948
	5.00%, due 8/1/35	730,715	756,577
	5.00%, due 8/1/37	3,381,187	3,495,913
	5.00%, due 4/1/38	234,405	242,359
	5.00%, due 9/1/38	2,010,879	2,079,110
	5.00%, due 3/1/40	5,000,000	5,169,153
	5.50%, due 12/1/18	698,746	753,753
	5.50%, due 9/1/21	886,159	951,489
	5.50%, due 9/1/22	1,028,915	1,102,299
	5.50%, due 8/1/37	1,428,093	1,509,703
	5.50%, due 9/1/37	7,838,339	8,286,271
	5.50%, due 1/1/38	5,620,451	5,941,640
	5.50%, due 8/1/38	3,449,589	3,646,720
	5.50%, due 10/1/38	3,395,427	3,589,463
	5.50%, due 12/1/38	8,181,678	8,649,232
	5.50%, due 1/1/39	3,012,898	3,185,074
	6.00%, due 7/1/21	1,998,022	2,160,306
	6.00%, due 8/1/36	3,736,387	4,019,008
	6.00%, due 2/1/37	569,917	613,025
	6.00%, due 9/1/37	3,507,579	3,769,605
	6.00%, due 11/1/37	1,665,957	1,790,408
	6.00%, due 12/1/37	6,823,681	7,333,429
	6.00%, due 10/1/38	58,893	63,262
	6.50%, due 7/1/17	170,062	184,370
	6.50%, due 11/1/35	212,733	233,611
	6.50%, due 8/1/37	558,189	607,737
	6.50%, due 11/1/37	1,121,537	1,221,090
	7.00%, due 1/1/33	873,147	978,339
	7.00%, due 9/1/33	240,411	269,307
			134,120,355
¤	Federal National Mortgage Association 2.4%
	2.75%, due 3/13/14	6,600,000	6,718,153
	4.625%, due 10/15/13	6,000,000	6,530,520
	4.875%, due 5/18/12	2,000,000	2,150,742
	5.50%, due 3/15/11	3,000,000	3,140,436
			18,539,851
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.4%
	4.00%, due 10/1/20	711	723
	4.00%, due 3/1/22	358,721	364,617
	4.50%, due 5/1/24	6,096,660	6,335,820
	5.00%, due 1/1/21	158,383	168,525
	5.00%, due 4/1/23	1,801,412	1,902,692
	5.00%, due 3/1/34	2,060,432	2,134,645
	5.00%, due 4/1/34	5,490,995	5,688,770
	5.00%, due 10/1/35 TBA (e)	19,000,000	19,599,678
	5.00%, due 2/1/36	2,768,205	2,863,586
	5.00%, due 5/1/37	13,731	14,184
	5.00%, due 2/1/38	328,564	339,405
	5.00%, due 3/1/38	805,880	832,468
	5.00%, due 4/1/38	7,659,568	7,912,281
	5.00%, due 5/1/38	1,188,188	1,227,390
	5.00%, due 7/1/38	963,356	995,140
	5.50%, due 5/1/16	53,991	57,996
	5.50%, due 1/1/21	19,948	21,509
	5.50%, due 12/1/21	67,210	72,133
	5.50%, due 1/1/22	446,231	478,920
	5.50%, due 2/1/22	35,064	37,550
	5.50%, due 5/1/35 TBA (e)	15,000,000	15,808,590
	5.50%, due 7/1/35	355,685	376,031
	6.00%, due 1/1/36	16,320	17,419
	6.00%, due 3/1/36	737,580	787,262
	6.00%, due 10/1/38	6,803,466	7,238,353
	6.50%, due 10/1/36	1,211,682	1,316,777
	6.50%, due 1/1/37	2,396,439	2,604,292
	6.50%, due 8/1/37	295,872	321,072
	6.50%, due 10/1/37	1,198,119	1,300,164
	7.00%, due 9/1/37	301,992	335,235
	7.00%, due 10/1/37	21,725	24,117
	7.00%, due 11/1/37	24,710	27,430
	7.50%, due 7/1/28	93,942	106,160
			81,310,934
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 4.1%
	4.50%, due 9/15/35	360,355	367,051
	4.50%, due 5/15/39	4,924,574	4,993,007
	5.00%, due 4/1/38 TBA (e)	1,000,000	1,039,375
	5.00%, due 1/15/39	428,113	445,979
	5.00%, due 3/15/39	3,866,875	4,028,254
	5.50%, due 7/15/35	417,088	443,727
	5.50%, due 8/15/35	434,470	462,220
	5.50%, due 5/15/36	483,070	513,018
	5.50%, due 7/15/36	274,447	291,462
	5.50%, due 5/15/37	27,249	28,892
	5.50%, due 11/15/37	593,420	629,189
	5.50%, due 6/15/38	6,073,278	6,435,563
	5.50%, due 8/15/38	743,075	787,401
	5.50%, due 12/15/38	113,696	120,538
	6.00%, due 1/15/36	702,280	752,806
	6.00%, due 11/15/37	435,463	465,976
	6.00%, due 12/15/37	2,682,027	2,868,931
	6.00%, due 9/15/38	2,756,215	2,948,484
	6.00%, due 10/15/38	1,984,108	2,122,516
	6.50%, due 1/15/36	409,220	442,008
	6.50%, due 3/15/36	245,240	264,890
	6.50%, due 6/15/36	542,713	586,198
	6.50%, due 9/15/36	141,399	152,729
	6.50%, due 7/15/37	604,174	651,544
	7.00%, due 7/15/31	79,446	89,290
			31,931,048
¤	United States Treasury Bonds 1.6%
	4.375%, due 11/15/39	7,935,000	7,503,534
	4.50%, due 8/15/39	3,360,000	3,244,500
	6.25%, due 8/15/23	1,300,000	1,562,235
			12,310,269
¤	United States Treasury Notes 18.8%
	0.875%, due 2/29/12	19,000,000	18,960,671
	1.125%, due 1/15/12	2,700,000	2,709,914
	1.125%, due 12/15/12	18,085,000	17,928,167
	1.375%, due 4/15/12	7,200,000	7,250,062
	1.375%, due 5/15/12	11,000,000	11,067,892
	1.375%, due 1/15/13	7,750,000	7,725,177
	1.375%, due 3/15/13	65,575,000	65,190,730
	1.875%, due 6/15/12	4,000,000	4,065,312
	3.25%, due 6/30/16	700,000	707,875
	3.375%, due 11/15/19	5,010,000	4,834,259
	3.625%, due 2/15/20	6,935,000	6,816,890
			147,256,949
	Total U.S. Government & Federal Agencies (Cost $436,103,538)		442,557,884

	Yankee Bonds 4.3% (f)
	Banks 1.4%
	Bank of Nova Scotia 3.40%, due 1/22/15	1,800,000	1,811,839
	Barclays Bank PLC
	5.00%, due 9/22/16	1,250,000	1,284,838
	5.125%, due 1/8/20	1,850,000	1,824,226
	Credit Suisse A.G. 5.40%, due 1/14/20	750,000	755,863
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,025,000	1,051,082
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	800,000	855,535
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	1,000,000	1,052,567
	Westpac Banking Corp. 4.875%, due 11/19/19	2,500,000	2,483,197
			11,119,147
	Beverages 0.4%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	1,896,107
	Molson Coors Capital Finance ULC 4.85%, due 9/22/10	1,500,000	1,529,927
			3,426,034
	Electric 0.1%
	E.ON International Finance B.V. 6.65%, due 4/30/38 (a)	850,000	953,710

	Oil & Gas 0.2%
	Petroleos Mexicanos 4.875%, due 3/15/15 (a)	800,000	821,600
	Shell International Finance B.V. 4.00%, due 3/21/14	750,000	789,246
			1,610,846
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	1,575,000	1,669,313

	Pipelines 0.4%
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13	500,000	524,912
	7.25%, due 8/15/38	1,000,000	1,166,663
	7.625%, due 1/15/39	950,000	1,157,639
			2,849,214
	Sovereign 0.2%
	Svensk Exportkredit AB 3.25%, due 9/16/14	1,425,000	1,455,801

	Telecommunications 1.4%
	America Movil SAB de CV
	5.00%, due 3/30/20 (a)	1,000,000	985,866
	6.125%, due 3/30/40 (a)	2,000,000	1,954,380
	Deutsche Telekom International Finance B.V.
	6.00%, due 7/8/19	2,800,000	3,000,262
	6.75%, due 8/20/18	1,920,000	2,151,181
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	255,973
	Telefonica Europe B.V. 7.75%, due 9/15/10	500,000	515,113
	Vodafone Group PLC 5.625%, due 2/27/17	1,750,000	1,872,626
			10,735,401
	Total Yankee Bonds (Cost $31,723,802)		33,819,466

	Total Long-Term Bonds (Cost $757,530,057)		768,479,115

	Short-Term Investments 5.6%
	Commercial Paper 4.5%
	JPMorgan Chase & Co. 0.30%, due 4/1/10 (g)	25,000,000	24,999,978
	Roche Holding, Inc. 0.15%, due 4/6/10 (a)(g)	10,000,000	9,999,167

	Total Commercial Paper (Cost $34,999,792)		34,999,145

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $772,036 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $790,000 and a Market Value of $789,210)	772,036	772,036

	Total Repurchase Agreement (Cost $772,036)		772,036

	U.S. Government 1.0%
	United States Treasury Bill 0.096%, due 4/8/10 (g)	8,000,000	7,999,832

	Total U.S. Government (Cost $7,999,922)		7,999,832

	Total Short-Term Investments (Cost $43,771,750)		43,771,013

	Total Investments (Cost $801,301,807) (h)	103.9%	812,250,128

	Other Assets, Less Liabilities	(3.9)	(30,774,450)
	Net Assets	100.0%	$781,475,678

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at March 31, 2010 is $12,867,204, which represents 1.6% of the Portfolio's net assets.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Floating rate - Rate shown is the rate in effect at March 31, 2010.
(e)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2010 is $36,447,643, which represents 4.7% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	At March 31, 2010, cost is $802,057,399 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$23,685,147
Gross unrealized depreciation	(13,492,418)
Net unrealized appreciation	$10,192,729

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$27,266,618	$—	$27,266,618
Corporate Bonds	—	211,456,149	—	211,456,149
Medium Term Note	—	639,947	—	639,947
Mortgage-Backed Securities	—	52,739,051	—	52,739,051
U.S. Government & Federal Agencies	—	442,557,884	—	442,557,884
Yankee Bonds	—	33,819,466	—	33,819,466
Total Long-Term Bonds	—	768,479,115	—	768,479,115
Short-Term Investments
Commercial Paper	—	34,999,145	—	34,999,145
Repurchase Agreement	—	772,036	—	772,036
U.S. Government	—	7,999,832	—	7,999,832
Total Short-Term Investments	—	43,771,013	—	43,771,013
Total Investments in Securities	$—	$812,250,128	$—	$812,250,128

(a)   For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio

Portfolio of Investments March 31, 2010 unaudited
	Principal Amount		Amortized Cost
Short-Term Investments 100.0%†
Asset-Backed Securities 3.2%
Ally Auto Receivables Trust
Series 2009-B, Class A1 0.305%, due 11/15/10 (a)	$1,476,080		$1,476,080
Series 2010-1, Class A1 0.323%, due 4/15/11	1,325,000		1,325,000
Bank of America Auto Trust
Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	3,119,624		3,119,624
Series 2009-3A, Class A1 0.296%, due 11/15/10 (a)	928,908		928,908
Carmax Auto Owner Trust Series 2009-2, Class A1 0.279%, due 11/15/10	932,973		932,973
Chrysler Financial Auto Securitization Trust Series 2009-B, Class A1 0.306%, due 12/8/10 (a)	1,817,901		1,817,901
CNH Equipment Trust
Series 2010-A, Class A1 0.354%, due 4/15/11	4,000,000		4,000,000
Series 2009-C, Class A1 0.421%, due 12/3/10	967,276		967,276
Ford Credit Auto Owner Trust Series 2009-E, Class A1 0.295%, due 12/15/10 (a)	1,341,626		1,341,626
Honda Auto Receivables Owner Trust Series 2010-1, Class A1 0.269%, due 2/22/11	4,420,327		4,420,327
MMAF Equipment Finance LLC Series 2009-AA, Class A1 0.398%, due 12/15/10 (a)	1,298,482		1,298,482
World Omni Automobile Lease Securitization Trust Series 2009-A, Class A1 0.403%, due 11/15/10	983,050		983,050
			22,611,247
Commercial Paper 43.5%
Abbot Laboratories
0.12%, due 4/13/10 (a)(b)	8,500,000		8,499,660
0.16%, due 4/28/10 (a)(b)	8,500,000		8,498,980
American Water Capital Corp. 0.28%, due 4/6/10 (a)(b)	2,900,000		2,899,887
AT&T, Inc. 0.13%, due 4/30/10 (a)(b)	3,200,000		3,199,665
Avery Dennison Corp. 0.25%, due 4/1/10 (a)(b)	2,900,000		2,900,000
Basin Electric Power Cooperative
0.16%, due 4/13/10 (a)(b)	4,000,000		3,999,787
0.18%, due 5/3/10 (a)(b)	8,750,000		8,748,600
Becton, Dickinson & Co. 0.13%, due 4/5/10 (b)	8,250,000		8,249,881
BNP Paribas Finance, Inc. 0.05%, due 4/1/10 (b)	8,750,000		8,750,000
Brown-Forman Corp. 0.15%, due 4/22/10 (a)(b)	7,500,000		7,499,344
Campbell Soup Co.
0.14%, due 4/12/10 (a)(b)	7,595,000		7,594,675
0.50%, due 4/29/10 (a)(b)	13,000,000		12,994,944
0.60%, due 7/30/10 (a)(b)	3,000,000		2,994,000
Caterpillar Financial Services Corp. 0.12%, due 4/5/10 (b)	7,500,000		7,499,900
Coca-Cola Co. 0.16%, due 4/20/10 (a)(b)	6,500,000		6,499,451
Danaher Corp.
0.15%, due 4/6/10 (a)(b)	5,848,000		5,847,878
0.15%, due 4/5/10 (a)(b)	4,200,000		4,199,930
Devon Energy Corp. 0.17%, due 4/1/10 (a)(b)	2,700,000		2,700,000
Dover Corp. 0.13%, due 4/5/10 (a)(b)	5,400,000		5,399,922
Emerson Electric Co. 0.11%, due 4/12/10 (a)(b)	3,100,000		3,099,896
FPL Group Capital, Inc. 0.30%, due 4/8/10 (a)(b)	2,900,000		2,899,831
General Mills, Inc. 0.18%, due 4/30/10 (a)(b)	2,900,000		2,899,579
H.J. Heinz Finance Co. 0.25%, due 4/22/10 (a)(b)	2,900,000		2,899,577
Hewlett Packard Co. 0.16%, due 4/26/10 (a)(b)	8,750,000		8,749,028
HSBC Finance Corp. 0.16%, due 4/12/10 (b)	5,635,000		5,634,725
International Business Machines Corp. 0.13%, due 4/1/10 (a)(b)	8,750,000		8,750,000
John Deere Bank S.A. 0.20%, due 5/5/10 (a)(b)	5,950,000		5,948,876
Johnson & Johnson 0.22%, due 7/26/10 (a)(b)	3,000,000		2,997,873
JPMorgan Chase & Co.
0.03%, due 4/1/10 (b)	4,200,000		4,200,000
0.15%, due 4/12/10 (b)	8,500,000		8,499,610
KfW Group 0.16%, due 5/3/10 (a)(b)	8,750,000		8,748,756
Merck & Co., Inc.
0.12%, due 4/12/10 (a)(b)	6,800,000		6,799,751
0.17%, due 4/23/10 (a)(b)	6,000,000		5,999,377
Microsoft Corp. 0.16%, due 5/26/10 (a)(b)	7,000,000		6,998,289
National Rural Utilities Cooperative Finance Corp. 0.19%, due 4/7/10 (b)	6,500,000		6,499,794
Nestle Capital Corp. 0.16%, due 4/28/10 (a)(b)	5,580,000		5,579,372
NSTAR Electric Co. 0.18%, due 4/1/10 (a)(b)	4,215,000		4,215,000
Paccar Financial Corp.
0.15%, due 4/22/10 (b)	8,000,000		7,999,300
0.16%, due 4/9/10 (b)	5,200,000		5,199,815
PepsiCo, Inc. 0.15%, due 4/16/10 (a)(b)	5,750,000		5,749,641
Private Export Funding Corp.
0.18%, due 4/20/10 (a)(b)	9,000,000		8,999,145
0.20%, due 6/23/10 (a)(b)	8,750,000		8,745,965
Procter & Gamble International Funding SCA
0.13%, due 4/14/10 (a)(b)	8,750,000		8,749,589
0.16%, due 4/27/10 (a)(b)	8,250,000		8,249,047
Rabobank USA Financial Co. 0.16%, due 4/7/10 (b)	8,000,000		7,999,787
Roche Holdings, Inc. 0.17%, due 4/13/10 (a)(b)	5,000,000		4,999,717
Societe Generale North America, Inc. 0.175%, due 4/14/10 (b)	8,750,000		8,749,447
Southern Co. Funding Corp.
0.17%, due 4/8/10 (a)(b)	3,560,000		3,559,882
0.18%, due 4/27/10 (a)(b)	8,750,000		8,748,862
			308,146,035
Corporate Bonds 7.8%
Bank of America Corp. 0.752%, due 12/2/10 (c)(d)	2,000,000		2,008,041
Bank of America N.A. 0.287%, due 9/13/10 (c)(d)	8,250,000		8,250,000
Berkshire Hathaway, Inc. 0.23%, due 2/10/11 (c)	5,000,000		5,000,000
Citigroup, Inc. 0.804%, due 12/9/10 (c)(d)	7,000,000		7,030,015
General Electric Capital Corp.
0.336%, due 3/11/11 (c)(d)	5,500,000		5,500,000
0.884%, due 12/9/10 (c)(d)	4,000,000		4,020,549
Goldman Sachs Group, Inc. (The) 4.50%, due 6/15/10	5,700,000		5,743,828
KeyCorp 0.907%, due 12/15/10 (c)(d)	7,000,000		7,036,353
Praxair, Inc. 0.342%, due 5/26/10 (c)	7,000,000		7,000,000
SunTrust Bank 0.907%, due 12/16/10 (c)(d)	3,500,000		3,518,954
			55,107,740
Repurchase Agreements 11.6%
Bank of America N.A. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $33,000,009 (Collateralized by a United States Treasury Note, with a rate of 3.75% and a maturity date of 11/15/18, with a Principal Amount of $33,032,200 and a Market Value of $33,660,089)	33,000,000		33,000,000
Deutsche Bank Securities, Inc. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $33,000,009 (Collateralized by a United States Treasury Note, with a rate of 4.50% and a maturity date of 2/15/16, with a Principal Amount of $30,814,400 and a Market Value of $33,660,098)	33,000,000		33,000,000
SG Americas Securities LLC 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $16,582,005 (Collateralized by a United States Treasury Note, with a rate of 1.50% and a maturity date of 12/31/13, with a Principal Amount of $17,193,400 and a Market Value of $16,913,651)	16,582,000		16,582,000
			82,582,000
U.S. Government & Federal Agencies 33.9%
Federal Farm Credit Bank
0.167%, due 7/28/10 (c)	10,000,000		10,000,000
2.75%, due 5/4/10	7,000,000		7,012,662
3.75%, due 12/6/10	3,000,000		3,069,977
5.25%, due 9/13/10	14,000,000		14,291,164
Federal Farm Credit Bank (Discount Note) 0.40%, due 5/3/10 (b)	13,000,000		12,995,378
Federal Home Loan Bank
0.50%, due 10/29/10	6,000,000		6,000,000
0.55%, due 8/4/10	6,000,000		6,000,890
0.60%, due 6/15/10	5,000,000		5,001,807
0.60%, due 6/25/10	1,000,000		1,000,242
0.80%, due 4/23/10	17,000,000		17,000,000
Federal Home Loan Bank (Discount Notes)
0.01%, due 4/1/10 (b)	8,750,000		8,750,000
0.41%, due 4/27/10 (b)	5,379,000		5,377,407
Federal Home Loan Mortgage Corporation 2.875%, due 6/28/10	4,000,000		4,023,635
Federal National Mortgage Association
2.875%, due 10/12/10	4,000,000		4,050,604
4.125%, due 5/15/10	4,000,000		4,018,469
Federal National Mortgage Association (Discount Notes)
0.13%, due 4/1/10 (b)	4,213,000		4,213,000
0.20%, due 7/12/10 (b)	3,600,000		3,597,960
Inter-American Development Bank (Discount Notes)
0.152%, due 4/6/10 (b)	4,000,000		3,999,917
0.204%, due 5/13/10 (b)	7,000,000		6,998,367
International Bank for Reconstruction and Development (Discount Notes)
0.137%, due 4/12/10 (b)	4,525,000		4,524,807
0.146%, due 4/20/10 (b)	500,000		499,963
0.216%, due 6/1/10 (b)	7,000,000		6,997,509
United States Treasury Bills
0.01%, due 5/6/10 (b)	6,900,000		6,899,195
0.10%, due 4/22/10 (b)	3,400,000		3,399,802
0.105%, due 4/29/10 (b)	7,000,000		6,999,428
0.127%, due 4/15/10 (b)	7,000,000		6,999,654
0.145%, due 5/20/10 (b)	10,000,000		9,998,026
0.16%, due 7/1/10 (b)	1,000,000		999,596
0.24%, due 7/15/10 (b)	1,000,000		999,300
0.41%, due 6/10/10 (b)	5,600,000		5,595,536
0.50%, due 7/29/10 (b)	7,000,000		6,989,125
United States Treasury Notes
0.875%, due 1/31/11	7,500,000		7,531,553
0.875%, due 3/31/11	5,250,000		5,273,105
1.50%, due 10/31/10	11,700,000		11,773,541
2.00%, due 9/30/10	14,700,000		14,817,308
2.375%, due 8/31/10	5,800,000		5,848,667
2.875%, due 6/30/10	7,000,000		7,038,848
			240,586,442
Total Short-Term Investments (Amortized Cost $709,033,464) (e)	100.0%		709,033,464

Other Assets, Less Liabilities	(0.0	) ‡	(208,367)
Net Assets	100.0%		$708,825,097

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at March 31, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Asset-Backed Securities	$—	$22,611,247	$—	$22,611,247
Commercial Paper	—	308,146,035	—	308,146,035
Corporate Bonds	—	55,107,740	—	55,107,740
Repurchase Agreements	—	82,582,000	—	82,582,000
U.S. Government & Federal Agencies	—	240,586,442	—	240,586,442
Total Investments in Securities	$—	$709,033,464	$—	$709,033,464

(a)	For detailed industry descriptions, see the Portfolio of Investments.
At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Shares	Value
	Common Stocks 99.5%†
	Aerospace & Defense 2.7%
	Boeing Co. (The)	15,570	$1,130,538
	Honeywell International, Inc.	59,286	2,683,877
	ITT Corp.	23,002	1,233,137
	L-3 Communications Holdings, Inc.	26,493	2,427,554
	Lockheed Martin Corp.	14,543	1,210,268
	Northrop Grumman Corp.	64,956	4,259,165
	Raytheon Co.	57,981	3,311,875
	United Technologies Corp.	13,344	982,252
			17,238,666
	Air Freight & Logistics 0.4%
	FedEx Corp.	9,536	890,663
	United Parcel Service, Inc. Class B	20,803	1,339,921
			2,230,584
	Airlines 0.2%
	Southwest Airlines Co.	74,244	981,506

	Auto Components 0.2%
	Johnson Controls, Inc.	42,360	1,397,456

	Automobiles 0.5%
	Ford Motor Co. (a)	259,730	3,264,806

	Beverages 1.4%
	Coca-Cola Co. (The)	84,925	4,670,875
	Coca-Cola Enterprises, Inc.	46,550	1,287,573
	PepsiCo, Inc.	46,613	3,083,916
			9,042,364
	Biotechnology 1.2%
	Amgen, Inc. (a)	110,604	6,609,695
	Cephalon, Inc. (a)	11,393	772,218
	Genzyme Corp. (a)	2,553	132,322
			7,514,235
	Capital Markets 1.8%
	Charles Schwab Corp. (The)	72,533	1,355,642
	Goldman Sachs Group, Inc. (The)	21,739	3,709,326
	Northern Trust Corp.	40,118	2,216,921
	Raymond James Financial, Inc.	8,548	228,573
	State Street Corp.	81,813	3,693,039
	T. Rowe Price Group, Inc.	2,367	130,019
			11,333,520
	Chemicals 1.5%
	Ashland, Inc.	18,472	974,767
	CF Industries Holdings, Inc.	14,408	1,313,721
	Dow Chemical Co. (The)	1,773	52,428
	E.I. du Pont de Nemours & Co.	74,402	2,770,731
	Eastman Chemical Co.	21,743	1,384,594
	Lubrizol Corp. (The)	16,356	1,500,172
	PPG Industries, Inc.	6,199	405,415
	RPM International, Inc.	22,658	483,522
	Terra Industries, Inc.	9,906	453,299
	Valspar Corp.	6,130	180,712
			9,519,361
	Commercial Banks 3.3%
	BB&T Corp.	57,774	1,871,300
	Comerica, Inc.	1,716	65,277
	Fifth Third Bancorp	4,699	63,859
	M&T Bank Corp.	8,386	665,681
	PNC Financial Services Group, Inc.	44,145	2,635,456
	U.S. Bancorp	125,897	3,258,214
¤	Wells Fargo & Co.	399,534	12,433,498
			20,993,285
	Commercial Services & Supplies 0.3%
	Cintas Corp.	13,221	371,378
	R.R. Donnelley & Sons Co.	61,405	1,310,997
			1,682,375
	Communications Equipment 2.2%
	Cisco Systems, Inc. (a)	221,100	5,755,233
	Harris Corp.	36,562	1,736,329
	QUALCOMM, Inc.	136,959	5,750,909
	Tellabs, Inc.	44,109	333,905
			13,576,376
	Computers & Peripherals 7.5%
¤	Apple, Inc. (a)	53,197	12,497,571
	Dell, Inc. (a)	268,901	4,036,204
	EMC Corp. (a)	259,397	4,679,522
	Hewlett-Packard Co.	182,222	9,685,099
¤	International Business Machines Corp.	101,763	13,051,105
	Lexmark International, Inc. Class A (a)	6,336	228,603
	Teradata Corp. (a)	6,448	186,283
	Western Digital Corp. (a)	67,401	2,627,965
			46,992,352
	Construction & Engineering 0.0%‡
	Shaw Group, Inc. (The) (a)	8,389	288,749

	Consumer Finance 0.7%
	American Express Co.	52,516	2,166,810
	Capital One Financial Corp.	147	6,087
	Discover Financial Services	161,991	2,413,666
			4,586,563
	Containers & Packaging 0.2%
	Bemis Co., Inc.	23,550	676,356
	Sealed Air Corp.	12,167	256,480
	Temple-Inland, Inc.	3,209	65,560
			998,396
	Diversified Consumer Services 0.3%
	Apollo Group, Inc. Class A (a)	18,372	1,126,020
	H&R Block, Inc.	49,501	881,118
			2,007,138
	Diversified Financial Services 4.5%
¤	Bank of America Corp.	691,573	12,344,578
	Citigroup, Inc. (a)	511,939	2,073,353
¤	JPMorgan Chase & Co.	307,993	13,782,687
			28,200,618
	Diversified Telecommunication Services 3.0%
¤	AT&T, Inc.	399,639	10,326,672
	Qwest Communications International, Inc.	36,868	192,451
	U.C. Telecom, Inc. (a)	13,866	251,668
	Verizon Communications, Inc.	267,155	8,287,148
			19,057,939
	Electric Utilities 0.2%
	DPL, Inc.	5,676	154,330
	Edison International	2,808	95,949
	Exelon Corp.	22,506	985,988
	Pinnacle West Capital Corp.	7,764	292,936
			1,529,203
	Electrical Equipment 0.9%
	Emerson Electric Co.	97,261	4,896,118
	Hubbel, Inc. Class B	14,160	714,089
			5,610,207
	Electronic Equipment & Instruments 0.6%
	Arrow Electronics, Inc. (a)	28,673	863,917
	Avnet, Inc. (a)	36,345	1,090,350
	Ingram Micro, Inc. Class A (a)	29,225	512,899
	Jabil Circuit, Inc.	55,435	897,493
	Tech Data Corp. (a)	6,152	257,769
			3,622,428
	Energy Equipment & Services 2.2%
	Diamond Offshore Drilling, Inc.	2,660	236,235
	ENSCO International PLC, Sponsored ADR (b)	5,242	234,737
	Helmerich & Payne, Inc.	26,993	1,027,893
	Nabors Industries, Ltd. (a)	77,792	1,527,057
	National-Oilwell Varco, Inc.	92,656	3,759,981
	Oceaneering International, Inc. (a)	8,262	524,554
	Patterson-UTI Energy, Inc.	27,418	383,030
	Pride International, Inc. (a)	39,393	1,186,123
	Rowan Cos., Inc. (a)	26,311	765,913
	Smith International, Inc.	88,260	3,779,293
	Tidewater, Inc.	9,267	438,051
			13,862,867
	Food & Staples Retailing 3.2%
	Costco Wholesale Corp.	39,231	2,342,483
	Kroger Co. (The)	13,363	289,443
	Safeway, Inc.	91,199	2,267,207
	Sysco Corp.	22,423	661,478
	Wal-Mart Stores, Inc.	169,237	9,409,577
	Walgreen Co.	142,738	5,294,152
	Whole Foods Market, Inc. (a)	3,230	116,765
			20,381,105
	Food Products 1.6%
	Archer-Daniels-Midland Co.	69,769	2,016,324
	Campbell Soup Co.	7,242	256,005
	ConAgra Foods, Inc.	99,317	2,489,877
	Corn Products International, Inc.	9,111	315,787
	General Mills, Inc.	17,464	1,236,277
	Hershey Co. (The)	2,504	107,196
	Hormel Foods Corp.	10,918	458,665
	Sara Lee Corp.	61,381	855,037
	Smithfield Foods, Inc. (a)	17,780	368,757
	Tyson Foods, Inc. Class A	91,170	1,745,906
			9,849,831
	Gas Utilities 0.4%
	Atmos Energy Corp.	11,286	322,441
	Energen Corp.	8,737	406,533
	Nicor, Inc.	5,194	217,732
	ONEOK, Inc.	3,765	171,872
	Questar Corp.	26,383	1,139,746
			2,258,324
	Health Care Equipment & Supplies 1.5%
	Baxter International, Inc.	14,309	832,784
	Beckman Coulter, Inc.	10,263	644,516
	CareFusion Corp. (a)	47,853	1,264,755
	Hologic, Inc. (a)	37,795	700,719
	Hospira, Inc. (a)	46,154	2,614,624
	Kinetic Concepts, Inc. (a)	1,833	87,636
	Medtronic, Inc.	9,945	447,823
	Stryker Corp.	22,207	1,270,685
	Zimmer Holdings, Inc. (a)	22,988	1,360,890
			9,224,432
	Health Care Providers & Services 4.1%
	Aetna, Inc.	58,584	2,056,884
	AmerisourceBergen Corp.	23,996	693,964
	Cardinal Health, Inc.	83,090	2,993,733
	CIGNA Corp.	3,878	141,857
	Coventry Health Care, Inc. (a)	34,818	860,701
	Humana, Inc. (a)	47,043	2,200,201
	Lincare Holdings, Inc. (a)	3,532	158,516
	McKesson Corp.	55,306	3,634,711
	Medco Health Solutions, Inc. (a)	74,892	4,835,028
	UnitedHealth Group, Inc. (a)	98,478	3,217,276
	WellPoint, Inc. (a)	71,837	4,624,866
			25,417,737
	Hotels, Restaurants & Leisure 0.8%
	Carnival Corp.	16,729	650,423
	Darden Restaurants, Inc.	14,588	649,750
	McDonald's Corp.	18,286	1,220,042
	Panera Bread Co. Class A (a)	3,276	250,581
	Starbucks Corp. (a)	86,177	2,091,516
	Wyndham Worldwide Corp.	7,278	187,263
			5,049,575
	Household Durables 0.5%
	D.R. Horton, Inc.	10,121	127,525
	Leggett & Platt, Inc.	45,604	986,871
	Lennar Corp. Class A	5,442	93,657
	NVR, Inc. (a)	185	134,402
	Pulte Homes, Inc. (a)	17,140	192,825
	Whirlpool Corp.	16,653	1,452,974
			2,988,254
	Household Products 2.4%
	Kimberly-Clark Corp.	73,431	4,617,341
¤	Procter & Gamble Co. (The)	160,493	10,154,392
			14,771,733
	Independent Power Producers & Energy Traders 0.4%
	AES Corp. (The) (a)	13,357	146,927
	Constellation Energy Group, Inc.	59,355	2,083,954
			2,230,881
	Industrial Conglomerates 2.7%
	3M Co.	74,002	6,184,347
	Carlisle Cos., Inc.	9,388	357,683
	General Electric Co.	551,571	10,038,592
	Textron, Inc.	8,270	175,572
			16,756,194
	Insurance 4.5%
	Aflac, Inc.	65,666	3,565,007
	American International Group, Inc. (a)	428	14,612
	Assurant, Inc.	34,938	1,201,168
	Berkshire Hathaway, Inc. Class B (a)	53,230	4,326,002
	Chubb Corp. (The)	80,170	4,156,814
	Everest Re Group, Ltd.	14,488	1,172,514
	Fidelity National Financial, Inc. Class A	13,995	207,406
	First American Corp.	24,534	830,231
	HCC Insurance Holdings, Inc.	27,078	747,353
	Principal Financial Group, Inc.	10,366	302,791
	Progressive Corp. (The)	105,285	2,009,891
	Prudential Financial, Inc.	19,188	1,160,874
	Reinsurance Group of America, Inc.	14,390	755,763
	Torchmark Corp.	15,927	852,254
	Travelers Cos., Inc. (The)	90,813	4,898,453
	Unum Group	69,607	1,724,165
			27,925,298
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	27,614	3,748,048
	Expedia, Inc.	33,689	840,878
	NetFlix, Inc. (a)	2,237	164,956
	Priceline.com, Inc. (a)	973	248,115
			5,001,997
	Internet Software & Services 2.4%
	AOL, Inc. (a)	13,105	331,294
	eBay, Inc. (a)	156,381	4,214,468
	Google, Inc. Class A (a)	16,183	9,175,923
	VeriSign, Inc. (a)	40,779	1,060,662
	Yahoo!, Inc. (a)	15,108	249,735
			15,032,082
	IT Services 1.2%
	Automatic Data Processing, Inc.	25,691	1,142,479
	Broadridge Financial Solutions LLC	24,528	524,409
	Computer Sciences Corp. (a)	34,778	1,895,053
	Convergys Corp. (a)	706	8,656
	Fiserv, Inc. (a)	18,315	929,669
	Global Payments, Inc.	19,511	888,726
	Hewitt Associates, Inc. Class A (a)	16,356	650,642
	SAIC, Inc. (a)	7,701	136,308
	Total System Services, Inc.	32,055	501,981
	Visa, Inc. Class A	7,307	665,156
	Western Union Co. (The)	24,820	420,947
			7,764,026
	Leisure Equipment & Products 0.2%
	Mattel, Inc.	55,101	1,252,997

	Life Sciences Tools & Services 0.2%
	Millipore Corp. (a)	857	90,499
	Pharmaceutical Product Development, Inc.	14,394	341,858
	Thermo Fisher Scientific, Inc. (a)	15,400	792,176
			1,224,533
	Machinery 1.8%
	Caterpillar, Inc.	89,784	5,642,924
	Cummins, Inc.	11,113	688,450
	Deere & Co.	6,824	405,755
	Eaton Corp.	26,878	2,036,546
	Harsco Corp.	15,450	493,473
	Illinois Tool Works, Inc.	20	947
	Lincoln Electric Holdings, Inc.	7,772	422,253
	Oshkosh Corp. (a)	21,444	865,051
	Snap-On, Inc.	8,492	368,043
	SPX Corp.	3,561	236,166
			11,159,608
	Media 3.6%
	Comcast Corp. Class A	336,070	6,324,837
	DIRECTV Class A (a)	149,128	5,042,018
	Gannett Co., Inc.	16,648	275,025
	Interpublic Group of Cos., Inc. (The) (a)	9,482	78,890
	McGraw-Hill Cos., Inc. (The)	16,830	599,990
	Omnicom Group, Inc.	70,011	2,717,127
	Scripps Networks Interactive Class A	3,421	151,721
	Time Warner Cable, Inc.	19,823	1,056,764
	Time Warner, Inc.	136,692	4,274,359
	Viacom, Inc. Class B (a)	16,363	562,560
	Walt Disney Co. (The)	19,324	674,601
	Washington Post Co. Class B	1,397	620,519
			22,378,411
	Metals & Mining 1.2%
	Freeport-McMoRan Copper & Gold, Inc.	62,545	5,225,009
	Newmont Mining Corp.	6,089	310,113
	Nucor Corp.	21,265	965,006
	Reliance Steel & Aluminum Co.	15,056	741,207
	Steel Dynamics, Inc.	16,492	288,115
	Titanium Metals Corp. (a)	3,310	54,913
			7,584,363
	Multi-Utilities 0.9%
	Ameren Corp.	46,155	1,203,722
	DTE Energy Corp.	27,468	1,225,073
	Integrys Energy Group, Inc.	22,856	1,082,917
	MDU Resources Group, Inc.	39,870	860,395
	NiSource, Inc.	41,996	663,537
	OGE Energy Corp.	5,572	216,974
	PG&E Corp.	11,494	487,575
			5,740,193
	Multiline Retail 2.1%
	Big Lots, Inc. (a)	18,220	663,572
	Dollar Tree, Inc. (a)	21,188	1,254,753
	Family Dollar Stores, Inc.	3,611	132,199
	J.C. Penney Co., Inc.	9,639	310,087
	Kohl's Corp. (a)	72,570	3,975,385
	Macy's, Inc.	5,466	118,995
	Nordstrom, Inc.	43,894	1,793,070
	Sears Holdings Corp. (a)	8,171	885,981
	Target Corp.	77,435	4,073,081
			13,207,123
	Oil, Gas & Consumable Fuels 8.4%
	Apache Corp.	10,280	1,043,420
	Cabot Oil & Gas Corp.	648	23,846
	Chesapeake Energy Corp.	81,060	1,916,258
	Chevron Corp.	114,585	8,688,980
	Cimarex Energy Co.	12,957	769,387
	ConocoPhillips	90,562	4,634,057
	Denbury Resources, Inc. (a)	454	7,659
	Devon Energy Corp.	38,686	2,492,539
	El Paso Corp.	37,626	407,866
	EOG Resources, Inc.	6,090	566,005
¤	ExxonMobil Corp.	151,772	10,165,689
	Hess Corp.	1,724	107,836
	Marathon Oil Corp.	138,464	4,381,001
	Murphy Oil Corp.	36,931	2,075,153
	Newfield Exploration Co. (a)	31,877	1,659,198
	Occidental Petroleum Corp.	11,572	978,297
	Peabody Energy Corp.	30,436	1,390,925
	Williams Cos., Inc.	159,189	3,677,266
	XTO Energy, Inc.	165,506	7,808,573
			52,793,955
	Paper & Forest Products 0.7%
	International Paper Co.	122,556	3,016,103
	MeadWestvaco Corp.	51,140	1,306,627
			4,322,730
	Personal Products 0.4%
	Alberto-Culver Co.	17,684	462,437
	Estee Lauder Cos., Inc. (The) Class A	35,284	2,288,873
			2,751,310
	Pharmaceuticals 5.6%
	Abbott Laboratories	102,755	5,413,133
	Bristol-Myers Squibb Co.	7,167	191,359
	Eli Lilly & Co.	3,311	119,924
	Endo Pharmaceuticals Holdings, Inc. (a)	25,820	611,676
	Forest Laboratories, Inc. (a)	90,222	2,829,362
	Johnson & Johnson	154,108	10,047,841
	King Pharmaceuticals, Inc. (a)	74,226	872,898
	Merck & Co., Inc.	103,714	3,873,718
	Perrigo Co.	3,890	228,421
¤	Pfizer, Inc.	599,791	10,286,416
	Valeant Pharmaceuticals International (a)	9,922	425,753
			34,900,501
	Professional Services 0.1%
	Manpower, Inc.	9,258	528,817

	Real Estate Investment Trusts 0.1%
	Public Storage	9,604	883,472
	Simon Property Group, Inc.	2	168
			883,640
	Real Estate Management & Development 0.0%‡
	Jones Lang LaSalle, Inc.	3,987	290,612

	Road & Rail 0.1%
	Kansas City Southern (a)	3,060	110,680
	Norfolk Southern Corp.	1,582	88,418
	Ryder System, Inc.	12,508	484,810
			683,908
	Semiconductors & Semiconductor Equipment 2.5%
	Broadcom Corp. Class A	20,160	668,909
	Intel Corp.	431,954	9,615,296
	Micron Technology, Inc. (a)	149,977	1,558,261
	Texas Instruments, Inc.	145,576	3,562,245
	Xilinx, Inc.	2,477	63,163
			15,467,874
	Software 4.5%
	CA, Inc.	118,585	2,783,190
	Compuware Corp. (a)	10,092	84,773
	Intuit, Inc. (a)	40,717	1,398,222
¤	Microsoft Corp.	553,420	16,198,603
	Oracle Corp.	164,666	4,230,270
	Sybase, Inc. (a)	19,574	912,540
	Symantec Corp. (a)	167,446	2,833,186
			28,440,784
	Specialty Retail 2.7%
	Abercrombie & Fitch Co. Class A	25,851	1,179,840
	Advance Auto Parts, Inc.	10,217	428,297
	Aeropostale, Inc. (a)	1,743	50,251
	AutoZone, Inc. (a)	1,146	198,361
	Best Buy Co., Inc.	32,885	1,398,928
	GameStop Corp. Class A (a)	2,211	48,443
	Gap, Inc. (The)	138,041	3,190,127
	Home Depot, Inc. (The)	1,970	63,729
	Limited Brands, Inc.	79,907	1,967,310
	Office Depot, Inc. (a)	10,205	81,436
	PetSmart, Inc.	29,688	948,828
	Ross Stores, Inc.	37,387	1,999,083
	Sherwin-Williams Co. (The)	7,210	487,973
	Staples, Inc.	137,569	3,217,739
	TJX Cos., Inc.	25,056	1,065,381
	Williams-Sonoma, Inc.	18,595	488,863
			16,814,589
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	25,987	1,027,006
NIKE, Inc. Class B	7,213	530,156
Polo Ralph Lauren Corp.	3,548	301,722
VF Corp.	2,568	205,825
		2,064,709
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	40,639	575,448

Tobacco 1.2%
Philip Morris International, Inc.	130,615	6,812,878
Reynolds American, Inc.	7,651	413,001
		7,225,879
Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	18,875	2,040,765

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp. (a)	158,651	602,874
Telephone and Data Systems, Inc.	22,162	750,183
		1,353,057
Total Common Stocks (Cost $563,575,930)		623,868,269

Exchange Traded Fund 0.3% (c)
S&P 500 Index-SPDR Trust Series 1	16,947	1,982,630

Total Exchange Traded Fund (Cost $1,993,761)		1,982,630

	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $771,939 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $790,000 and a Market Value of $789,210)	$771,939	771,939

Total Short-Term Investment (Cost $771,939)		771,939

Total Investments (Cost $566,341,630) (d)	99.9%	626,622,838

Other Assets, Less Liabilities	0.1	459,177
Net Assets	100.0%	$627,082,015

¤	Among the Portfolio’s 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR – American Depositary Receipt.
(c)	Exchange Traded Fund – represents a basket of securities that is traded on an exchange.
(d)	At March 31, 2010, cost is $589,368,030 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$75,361,283
Gross unrealized depreciation	(38,106,475)
Net unrealized appreciation	$37,254,808

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$623,868,269	$—	$—	$623,868,269
Exchange Traded Fund	1,982,630	—	—	1,982,630
Short-Term Investment
Repurchase Agreement	—	771,939	—	771,939
Total Investments in Securities	$625,850,899	$771,939	$—	$626,622,838

(a)	For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 99.8%†
Equity Funds 39.9%
MainStay 130/30 Core Fund Class I (a)	2,945,477	$21,177,981
MainStay 130/30 Growth Fund Class I (b)	119,897	960,377
MainStay 130/30 International Fund Class I	845,810	5,447,014
MainStay Epoch Global Choice Fund Class I	114,101	1,619,086
MainStay Epoch U.S. All Cap Fund Class I	406,226	8,782,609
MainStay ICAP Equity Fund Class I	388,285	12,999,770
MainStay ICAP International Fund Class I	193,958	5,471,544
MainStay MAP Fund Class I	241,364	7,120,240
MainStay VP Common Stock Portfolio Initial Class	544,549	8,262,413
MainStay VP Growth Equity Portfolio Initial Class	9,663	218,418
MainStay VP ICAP Select Equity Portfolio Initial Class	1,135,076	12,993,278
MainStay VP International Equity Portfolio Initial Class	357,061	4,637,556
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,244,182	16,580,121
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,236,228	23,320,628
MainStay VP U.S. Small Cap Portfolio Initial Class (b)	67,331	542,407

Total Equity Funds (Cost $114,734,656)		130,133,442

Fixed Income Funds 59.9%
MainStay High Yield Opportunities Fund Class I (a)	1,213,576	14,162,431
MainStay Intermediate Term Bond Fund Class I	2,031,718	21,129,865
MainStay VP Bond Portfolio Initial Class (a)	8,227,996	119,277,961
MainStay VP Floating Rate Portfolio Initial Class (a)	3,360,482	30,654,505
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,093,918	10,226,688

Total Fixed Income Funds (Cost $186,610,124)		195,451,450

Total Investments (Cost $301,344,780) (c)	99.8%	325,584,892

Other Assets, Less Liabilities	0.2	506,540
Net Assets	100.0%	$326,091,432

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2010, cost is $305,611,776 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$24,436,721
Gross unrealized depreciation	(4,463,605)
Net unrealized appreciation	$19,973,116

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$130,133,442	$—	$—	$130,133,442
Fixed Income Funds	195,451,450	—	—	195,451,450
Total Investments in Securities	$325,584,892	$—	$—	$325,584,892

(a)	For detailed industry descriptions, see the Portfolio of Investments.
At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Principal Amount	Value
	Convertible Securities 82.7%†
	Convertible Bonds 75.2%
	Aerospace & Defense 2.7%
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	$4,360,000	$4,610,700
	3.00%, due 8/1/35	943,000	997,223
	Triumph Group, Inc. 2.625%, due 10/1/26	4,603,000	6,191,035
			11,798,958
	Airlines 1.2%
	UAL Corp. 4.50%, due 6/30/21	5,229,000	5,158,409

	Auto Manufacturers 1.0%
	Ford Motor Co. 4.25%, due 11/15/16	2,959,000	4,442,199

	Auto Parts & Equipment 1.0%
	BorgWarner, Inc. 3.50%, due 4/15/12	3,243,000	4,256,438

	Biotechnology 3.7%
	Amgen, Inc. 0.375%, due 2/1/13	7,831,000	7,977,831
	Incyte Corp., Ltd. 4.75%, due 10/1/15 (a)	4,658,000	8,326,175
			16,304,006
	Building Materials 0.5%
	Cemex SAB de CV 4.875%, due 3/15/15 (a)	1,994,000	2,066,283

	Coal 2.7%
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	3,440,000	2,954,100
¤	Peabody Energy Corp. 4.75%, due 12/15/66	8,441,000	9,179,587
			12,133,687
	Commercial Services 2.4%
	Alliance Data Systems Corp. 1.75%, due 8/1/13	6,646,000	6,787,228
	PHH Corp. 4.00%, due 9/1/14 (a)	3,396,000	3,833,235
			10,620,463
	Computers 2.4%
¤	EMC Corp. 1.75%, due 12/1/11	6,916,000	8,411,585
	SanDisk Corp. 1.00%, due 5/15/13	2,560,000	2,224,000
			10,635,585
	Electrical Components & Equipment 0.6%
	General Cable Corp. 0.875%, due 11/15/13	3,328,000	2,891,200

	Electronics 3.3%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	7,998,000	10,787,302
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,232,000	3,777,060
			14,564,362
	Energy – Alternate Sources 2.0%
	Covanta Holding Corp. 1.00%, due 2/1/27	8,425,000	7,951,094
	Energy Conversion Devices, Inc. 3.00%, due 6/15/13	1,089,000	705,127
			8,656,221
	Entertainment 1.7%
	Lions Gate Entertainment Corp. 3.625%, due 3/15/25	4,128,000	3,952,560
	Lions Gate Entertainment, Inc. 3.625%, due 3/15/25	3,448,000	3,383,350
			7,335,910
	Environmental Controls 0.7%
	Waste Connections, Inc. 3.75%, due 4/1/26	2,832,000	2,973,600

	Food 1.9%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	4,950,000	4,368,375
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	3,893,616
	3.375%, due 5/15/27	254,000	221,298
			8,483,289
	Health Care – Products 5.1%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	9,395,000	5,871,875
	Conmed Corp. 2.50%, due 11/15/24	2,554,000	2,483,765
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	1,260,000	1,338,750
	1.625%, due 4/15/13	7,833,000	8,322,562
	NuVasive, Inc. 2.25%, due 3/15/13 (a)	3,798,000	4,562,348
			22,579,300
	Housewares 0.5%
	Newell Rubbermaid, Inc. 5.50%, due 3/15/14	1,138,000	2,142,285

	Internet 1.4%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	Symantec Corp. 0.75%, due 6/15/11	1,881,000	1,963,294
	VeriSign, Inc. 3.25%, due 8/15/37	4,525,000	4,112,093
			6,075,621
	Iron & Steel 4.2%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	4,263,000	6,261,281
	ArcelorMittal 5.00%, due 5/15/14	2,670,000	4,251,975
	Steel Dynamics, Inc. 5.125%, due 6/15/14	3,046,000	3,761,810
	United States Steel Corp. 4.00%, due 5/15/14	2,100,000	4,423,125
			18,698,191
	Media 0.8%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	4,380,000	3,783,225

	Mining 0.9%
	Alcoa, Inc. 5.25%, due 3/15/14	831,000	1,926,881
	Sterlite Industries India, Ltd. 4.00%, due 10/30/14	1,800,000	1,912,500
			3,839,381
	Miscellaneous – Manufacturing 0.3%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	746,000	1,492,000

	Oil & Gas 5.1%
	BPZ Resources, Inc. 6.50%, due 3/1/15 (a)	1,730,000	2,162,500
¤	Chesapeake Energy Corp. 2.50%, due 5/15/37	10,205,000	8,419,125
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	3,719,000	3,737,595
	Transocean, Inc. Series C 1.50%, due 12/15/37	8,509,000	8,189,912
			22,509,132
	Oil & Gas Services 8.9%
¤	Cameron International Corp. 2.50%, due 6/15/26	9,799,000	13,008,172
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	9,071,000	13,062,240
¤	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	8,327,000	13,208,703
			39,279,115
	Pharmaceuticals 7.6%
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	7,043,000	9,015,040
	Cephalon, Inc. 2.50%, due 5/1/14	5,507,000	6,388,120
	Isis Pharmaceuticals, Inc. 2.625%, due 2/15/27	7,202,000	7,445,067
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	8,367,000	10,835,265
			33,683,492
	Real Estate Investment Trusts 1.6%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	3,722,000	4,531,535
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	2,456,000	2,366,970
			6,898,505
	Semiconductors 3.3%
	Intel Corp. 3.25%, due 8/1/39 (a)	3,637,000	4,378,039
	Microchip Technology, Inc. 2.125%, due 12/15/37	2,484,000	2,477,790
	ON Semiconductor Corp. 2.625%, due 12/15/26	5,616,000	5,763,420
	Verigy, Ltd. 5.25%, due 7/15/14 (a)	1,889,000	2,106,235
			14,725,484
	Software 1.5%
	Sybase, Inc. 3.50%, due 8/15/29 (a)	3,355,000	4,013,419
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	2,147,000	2,587,135
			6,600,554
	Telecommunications 5.7%
	Anixter International, Inc. 1.00%, due 2/15/13	4,696,000	4,537,510
	CommScope, Inc. 3.25%, due 7/1/15	5,691,000	6,921,679
	SBA Communications Corp. 1.875%, due 5/1/13	5,610,000	5,960,625
	Virgin Media, Inc. 6.50%, due 11/15/16	6,130,000	7,547,562
			24,967,376
	Transportation 0.5%
	DryShips, Inc. 5.00%, due 12/1/14	2,033,000	2,114,320

	Total Convertible Bonds (Cost $302,458,983)		331,708,591

	Shares	Value
Convertible Preferred Stocks 7.5%
Banks 1.2%
Wells Fargo & Co. 7.50% Series L	5,600	5,471,200

Diversified Financial Services 1.9%
Affiliated Managers Group, Inc. 5.10%	91,000	3,844,750
Citigroup, Inc. 7.50%	38,300	4,668,004
		8,512,754
Insurance 1.1%
Hartford Financial Services Group, Inc. 7.25%	179,200	4,741,632

Leisure Time 0.4%
Callaway Golf Co. 7.50% (a)	12,900	1,793,100

Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	21,895	2,539,163
Vale Capital II 6.75%	37,200	3,383,340
		5,922,503
Oil & Gas 0.5%
Whiting Petroleum Corp. 6.25%	10,100	1,998,992

Telecommunications 1.1%
Crown Castle International Corp. 6.25%	78,900	4,690,605

Total Convertible Preferred Stocks (Cost $31,226,956)		33,130,786

Total Convertible Securities (Cost $333,685,939)		364,839,377

Common Stocks 10.9%
Apparel 0.8%
Iconix Brand Group, Inc. (f)	240,600	3,695,616

Biotechnology 1.6%
Enzon Pharmaceuticals, Inc. (f)	430,214	4,379,579
InterMune, Inc. (f)	57,800	2,576,146
		6,955,725
Cosmetics & Personal Care 0.7%
Procter & Gamble Co. (The)	48,300	3,055,941

Diversified Financial Services 0.7%
Bank of America Corp.	128,600	2,295,510
Morgan Stanley	22,700	664,883
		2,960,393
Electronics 0.5%
Viasystems Group, Inc. (d)(f)	106,255	2,308,921

Engineering & Construction 0.4%
McDermott International, Inc. (f)	65,000	1,749,800

Health Care - Products 0.3%
Boston Scientific Corp. (f)	214,700	1,550,134

Oil & Gas 0.8%
Forest Oil Corp. (f)	26,200	676,484
Frontier Oil Corp.	54,300	733,050
Transocean, Ltd. (f)	24,000	2,073,120
		3,482,654
Oil & Gas Services 1.9%
Baker Hughes, Inc.	39,700	1,859,548
Gulf Island Fabrication, Inc.	13,100	284,925
Halliburton Co.	143,492	4,323,414
ION Geophysical Corp. (f)	360,900	1,775,628
		8,243,515
Pharmaceuticals 0.9%
Merck & Co., Inc.	110,553	4,129,155

Retail 0.8%
Costco Wholesale Corp.	57,692	3,444,789

Software 1.0%
Microsoft Corp.	146,100	4,276,347

Transportation 0.5%
Tidewater, Inc.	49,600	2,344,592

Total Common Stocks (Cost $49,110,461)		48,197,582

	Principal Amount	Value
Short-Term Investment 5.4%
Repurchase Agreement 5.4%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $23,697,534 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $24,200,000 and a Market Value of $24,175,800)	$23,697,528	23,697,528

Total Short-Term Investment (Cost $23,697,528)		23,697,528

Total Investments (Cost $406,493,928) (g)	99.0%	436,734,487

Other Assets, Less Liabilities	1.0	4,343,097
Net Assets	100.0%	$441,077,584

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Fair valued security - The total market value of this security at March 31, 2010 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Issue in default.
(d)	Illiquid security. The total market value of these securities at March 31, 2010 is $2,309,155, which represents 0.5% of the Portfolio's net assets.
(e)	Restricted security.
(f)	Non-income producing security.
(g)	At March 31, 2010, cost is $406,235,432 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$52,695,475
Gross unrealized depreciation	(22,196,420)
Net unrealized appreciation	$30,499,055

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$331,708,357	$234	$331,708,591
Convertible Preferred Stocks	33,130,786	—	—	33,130,786
Total Convertible Securities	33,130,786	331,708,357	234	364,839,377
Common Stocks	48,197,582	—	—	48,197,582
Short-Term Investment
Repurchase Agreement	—	23,697,528	—	23,697,528
Total Investments in Securities	$81,328,368	$355,405,885	$234	$436,734,487

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2. The following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2010
Convertible Bonds
	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-
Total	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-

As of March 31, 2010, the Portfolio held the following restricted security:

	Date of	Principal		3/31/10	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/01	$ 2,335,418	$ -	$ 234	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 89.8%†
	Corporate Bonds 8.1%
	Aerospace & Defense 0.5%
	Oshkosh Corp. 8.25%, due 3/1/17 (a)	$1,600,000	$1,652,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17 (a)	435,000	445,875
			2,097,875
	Beverage, Food & Tobacco 0.5%
	Del Monte Corp. 7.50%, due 10/15/19 (a)	1,500,000	1,573,125
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	768,750
			2,341,875
	Broadcasting & Entertainment 0.2%
	CSC Holdings, Inc. 8.625%, due 2/15/19 (a)	700,000	766,500

	Chemicals, Plastics & Rubber 1.0%
	Ashland, Inc. 9.125%, due 6/1/17 (a)	650,000	728,000
	Hexion Finance Escrow LLC/Hexion Escrow Corp. 8.875%, due 2/1/18 (a)	2,500,000	2,462,500
	Nalco Co. 8.25%, due 5/15/17 (a)	1,200,000	1,275,000
			4,465,500
	Containers, Packaging & Glass 1.8%
	Ball Corp. 7.125%, due 9/1/16	2,000,000	2,125,000
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17 (a)	1,200,000	1,251,000
	Greif, Inc. 7.75%, due 8/1/19	650,000	676,000
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,000,000	2,075,000
	Solo Cup Co. 10.50%, due 11/1/13	2,000,000	2,110,000
			8,237,000
	Diversified Natural Resources, Precious Metals & Minerals 0.4%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20 (a)	700,000	700,000
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17 (a)	1,000,000	1,050,000
			1,750,000
	Diversified/Conglomerate Service 0.4%
	Corrections Corp. of America 7.75%, due 6/1/17	2,000,000	2,090,000

	Ecological 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	1,150,000	1,167,250

	Healthcare, Education & Childcare 0.2%
	HCA, Inc. 8.50%, due 4/15/19 (a)	800,000	860,500

	Hotels, Motels, Inns & Gaming 0.5%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	1,590,000	1,665,525
	MGM Mirage, Inc.
	10.375%, due 5/15/14 (a)	200,000	220,500
	11.125%, due 11/15/17 (a)	550,000	618,750
			2,504,775
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	632,250

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (a)	725,000	772,125

	Mining, Steel, Iron & Non-Precious Metals 0.7%
	Consol Energy, Inc. 8.00%, due 4/1/17 (a)	3,000,000	3,082,500

	Printing & Publishing 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14	700,000	791,000

	Telecommunications 1.2%
	American Tower Corp. 7.25%, due 5/15/19 (a)	2,000,000	2,250,000
	GCI, Inc. 7.25%, due 2/15/14	1,595,000	1,596,994
	Sprint Capital Corp. 8.375%, due 3/15/12	1,500,000	1,560,000
			5,406,994
	Total Corporate Bonds (Cost $34,697,422)		36,966,144

	Floating Rate Loans 76.8% (b)
	Aerospace & Defense 2.2%
	Hexcel Corp. 1st Lien Term Loan 6.50%, due 5/21/14	2,102,587	2,110,472
	Oshkosh Truck Corp. Term Loan B 6.259%, due 12/6/13	2,492,811	2,495,927
	Spirit Aerosystems, Inc. Term Loan B 2.001%, due 9/30/13	2,037,360	2,010,196
	Transdigm, Inc. Term Loan 2.278%, due 6/23/13	3,000,000	2,941,875
	Vought Aircraft Industries, Inc. Term Loan 7.50%, due 12/22/11	416,489	416,359
			9,974,829
	Automobile 5.7%
	Allison Transmission, Inc. Term Loan B 3.003%, due 8/7/14	3,404,253	3,235,255
	Dana Corp. Term Loan B 4.502%, due 1/30/15	4,033,751	3,960,998
	Federal-Mogul Corp.
	Term Loan B 2.169%, due 12/29/14	1,740,710	1,608,546
	Term Loan C 2.176%, due 12/28/15	1,754,189	1,621,002
	Ford Motor Co. Term Loan 3.258%, due 12/16/13	4,161,605	4,013,348
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.34%, due 4/30/14	3,500,000	3,317,710
	Key Safety Systems, Inc. 1st Lien Term Loan 2.497%, due 3/8/14	1,454,782	1,223,229
	Sensata Technologies Finance Co. LLC Term Loan 1.999%, due 4/26/13	2,922,409	2,798,815
	Tenneco, Inc. Tranche B1 Credit Linked Deposit 5.228%, due 3/17/14	1,250,000	1,250,000
	Tower Automotive Term Loan 4.556%, due 7/31/13 (c)	1,265,660	759,396
	TRW Automotive, Inc. Term Loan B3 5.00%, due 5/30/16	1,997,500	2,009,984
			25,798,283
	Beverage, Food & Tobacco 5.0%
	American Seafoods Group LLC Term Loan A 4.04%, due 9/30/11 (c)	536,636	485,656
	Constellation Brands, Inc.
	Term Loan B 1.75%, due 6/5/13	1,004,466	997,113
	Extended Term Loan B 3.00%, due 6/5/15	1,495,534	1,502,076
	Dean Foods Co. Tranche B Term Loan 1.675%, due 4/2/14	4,409,655	4,321,461
	Dole Food Co., Inc.
	Credit Link Deposit 0.171%, due 4/12/13	390,494	393,178
	Term Loan C 5.005%, due 3/2/17	1,928,559	1,941,818
	Term Loan B 5.042%, due 3/2/17	776,471	781,809
	Michael Foods, Inc. Term Loan B 6.50%, due 5/1/14	2,962,217	2,977,028
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.50%, due 2/11/16	3,575,000	3,586,129
¤	Wm. Wrigley Jr. Co.
	Term Loan B1 3.063%, due 12/17/12	1,860,938	1,870,717
	Term Loan B2 3.313%, due 10/6/14	3,842,518	3,864,421
			22,721,406
	Broadcasting & Entertainment 6.7%
¤	Charter Communications Operating LLC
	Extended Term Loan 3.55%, due 9/6/16	2,000,000	1,944,500
	New Term Loan 7.25%, due 3/6/14	3,954,609	4,010,369
	CSC Holdings, Inc. Incremental B-2 Term Loan 1.98%, due 3/29/16	4,410,522	4,401,948
	DirecTV Holdings LLC Term Loan B 1.748%, due 4/13/13	1,210,934	1,207,060
¤	Discovery Communications Holdings LLC
	Term Loan B 2.29%, due 5/14/14	2,917,500	2,906,037
	Term Loan C 5.25%, due 5/14/14	1,646,206	1,660,381
	Entravision Communications Corp. Term Loan 5.51%, due 3/29/13	839,299	831,107
	Gray Television, Inc. Term Loan B 3.75%, due 12/31/14	1,707,651	1,633,476
	Insight Midwest Holdings LLC
	Term Loan A 1.50%, due 10/7/13	1,653,846	1,618,012
	Initial Term Loan 2.25%, due 4/7/14	1,342,415	1,301,513
	LodgeNet Entertainment Corp. Term Loan 2.30%, due 4/4/14	626,715	590,157
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan 1.99%, due 1/31/15	1,935,000	1,846,454
	Tranche E Term Loan 6.50%, due 1/3/16	994,937	1,004,389
	Nexstar Broadcasting, Inc.
	Mission Term Loan B 5.00%, due 10/1/12	990,517	966,373
	Term Loan B 5.004%, due 10/1/12	923,594	901,082
	Weather Channel Replacement Term Loan 5.00%, due 9/14/15	3,494,254	3,530,654
			30,353,512
	Buildings & Real Estate 1.2%
	Armstrong World Industries, Inc. Term Loan 1.999%, due 10/2/13	382,111	376,379
	Building Materials Corp. of America 1st Lien Term Loan 3.00%, due 2/24/14	2,171,250	2,135,062
	CB Richard Ellis Services, Inc. Tranche B Term Loan 6.00%, due 12/20/13	2,550,682	2,532,350
	Central Parking Corp.
	Letter of Credit Term Loan 0.163%, due 5/22/14	94,828	75,625
	Term Loan 2.563%, due 5/22/14	261,123	208,245
			5,327,661
	Chemicals, Plastics & Rubber 6.0%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.229%, due 4/2/14	571,429	562,143
	Dollar Term Loan 2.001%, due 4/2/14	3,859,507	3,761,089
	Gentek, Inc. Term Loan 7.00%, due 10/29/14	568,775	571,903
	Huntsman International LLC New Term Loan 2.004%, due 4/21/14	1,434,098	1,366,875
	INEOS U.S. Finance LLC
	Tranche A4 Term Loan 7.001%, due 12/17/12	482,918	481,308
	Tranche B2 Term Loan 7.501%, due 12/16/13	223,894	219,486
	Tranche C2 Term Loan 8.001%, due 12/16/14	223,832	219,426
	ISP Chemco, Inc. Term Loan 2.00%, due 6/4/14	2,064,272	2,004,924
	Lyondell Chemical Co. DIP Term Loan 5.799%, due 6/3/10	3,991,903	4,243,392
	Nalco Co. Term Loan 5.75%, due 5/13/16	1,985,000	2,003,196
	Polymer Group, Inc. Tranche 2 Extending 7.00%, due 11/24/14	2,053,757	2,064,026
¤	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	4,906,592	4,928,097
	Solutia, Inc. Term Loan B 4.75%, due 3/17/17	2,000,000	2,016,000
	Texas Petrochemicals L.P.
	Incremental Term Loan B 2.813%, due 6/27/13	304,341	284,559
	Term Loan B 2.813%, due 6/27/13	901,667	843,058
	Univar, Inc. Opco Term Loan 3.248%, due 10/10/14	1,893,068	1,817,739
			27,387,221
	Containers, Packaging & Glass 4.0%
	Crown Americas LLC Term B Dollar Loan 1.98%, due 11/15/12	1,920,000	1,900,800
	Graham Packaging Co., L.P.
	New Term Loan B 2.50%, due 10/7/11	218,466	216,936
	Term Loan C 6.75%, due 4/5/14	3,803,343	3,834,793
¤	Graphic Packaging International, Inc.
	Term Loan B 2.25%, due 5/16/14	1,692,737	1,666,288
	Term Loan C 3.00%, due 5/16/14	3,116,112	3,095,841
	Reynolds Group Holdings Inc. Dollar Term Loan 6.25%, due 11/5/15	4,471,875	4,509,139
	Smurfit-Stone Container Enterprises, Inc.
	Tranche B Term Loan 2.50%, due 11/1/11 (d)	2,102,229	2,084,711
	Tranche C Term Loan 2.50%, due 11/1/11 (d)	192,685	190,878
	Tranche C1 Term Loan 2.50%, due 11/1/11 (d)	58,257	57,711
	Revolver 2.842%, due 11/2/09 (d)	447,216	449,453
	Canadian Revolver 3.063%, due 11/1/09 (d)	148,437	149,179
	Offering Credit Link Deposit 4.50%, due 11/1/10 (d)	89,830	89,081
			18,244,810
	Diversified Natural Resources, Precious Metals & Minerals 1.2%
¤	Georgia-Pacific Corp.
	Term Loan B1 2.256%, due 12/20/12	951,517	941,768
	New Term Loan B 2.26%, due 12/24/12	2,149,290	2,127,271
	New Term Loan C 3.513%, due 12/23/14	2,471,307	2,479,675
			5,548,714
	Diversified/Conglomerate Manufacturing 2.5%
¤	Bucyrus International, Inc. Term Loan 4.50%, due 2/19/16	5,500,000	5,549,500
	Goodyear Engineered Products
	Delayed Draw Term Loan 2.74%, due 7/31/14	122,188	107,678
	Initial Term Loan 2.74%, due 7/31/14	853,125	751,817
	Mueller Water Products, Inc. Term Loan B 5.257%, due 5/23/14	990,857	990,361
	Terex Corp. Term Loan 4.04%, due 7/12/13	3,979,950	3,893,716
			11,293,072
	Diversified/Conglomerate Service 3.2%
	Dealer Computer Services, Inc.
	1st Lien Term Loan 2.248%, due 10/26/12	2,278,943	2,220,071
	2nd Lien Term Loan 5.748%, due 10/26/13	250,000	234,583
	First Data Corp.
	Term Loan B1 3.00%, due 9/24/14	1,935,152	1,713,930
	Term Loan B3 3.032%, due 9/24/14	992,366	875,515
	Language Line LLC Term Loan B 5.50%, due 11/4/15	2,470,000	2,479,263
	ServiceMaster Co.
	Term Loan 2.744%, due 7/24/14	1,809,576	1,721,133
	Delayed Draw Term Loan 2.75%, due 7/24/14	180,207	171,399
	SunGard Data Systems, Inc.
	Tranche A 1.979%, due 2/28/14	2,881,914	2,776,978
	Tranche B 3.873%, due 2/26/16	994,859	984,081
	VeriFone, Inc. Term Loan B 3.00%, due 10/31/13	671,250	657,825
	Verint Systems, Inc. Term Loan B 3.54%, due 5/25/14 (c)	931,279	880,641
			14,715,419
	Ecological 1.3%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.50%, due 2/5/13 (c)	279,149	217,271
	Term Loan B 2.50%, due 2/5/13 (c)	662,980	516,019
	Duratek, Inc. Term Loan B 4.03%, due 6/7/13	790,323	777,810
	EnergySolutions LLC
	Synthetic Letter of Credit 0.25%, due 6/7/13	117,393	115,534
	Term Loan 4.03%, due 6/7/13	1,647,277	1,621,196
	IESI Corp. Term Loan 2.016%, due 1/20/12	2,000,000	1,955,000
	Synagro Technologies, Inc. Term Loan B 2.23%, due 4/2/14	972,500	861,068
			6,063,898
	Electronics 1.2%
	Flextronics International, Ltd. Term Loan B 2.501%, due 10/1/12	3,967,327	3,856,571
	Freescale Semiconductor, Inc. Term Loan B 1.979%, due 11/29/13	1,665,515	1,566,625
			5,423,196
	Finance 0.5%
	Hertz Corp. (The)
	Synthetic Letter of Credit 0.271%, due 12/21/12	221,464	218,453
	Tranche B Term Loan 1.987%, due 12/21/12	1,200,490	1,184,170
	MSCI, Inc. Term Loan B 2.752%, due 11/20/14	979,950	976,275
	Rental Services Corp. 2nd Lien Term Loan 3.76%, due 12/2/13	119,378	115,125
			2,494,023
	Grocery 1.3%
	Giant Eagle, Inc. Term Loan 1.749%, due 11/7/12 (c)	378,118	372,446
	Roundy's Supermarkets, Inc. Extended Term Loan 4.75%, due 11/3/13	2,186,161	2,187,035
	SUPERVALU, Inc.
	Term Loan A 1.165%, due 6/2/11	1,458,775	1,446,886
	Term Loan B 1.498%, due 6/1/12	1,802,538	1,793,075
			5,799,442
	Healthcare, Education & Childcare 11.0%
	AGA Medical Corp. Tranche B Term Loan 2.008%, due 4/26/13 (c)	916,105	838,236
	Alliance Healthcare Services, Inc. Term Loan B 5.50%, due 6/1/16	2,443,875	2,439,293
	AMR HoldCo., Inc.
	Term Loan A 3.251%, due 3/15/15	1,000,000	997,500
	Term Loan 2.243%, due 2/10/12	802,580	800,573
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.54%, due 4/24/15	569,798	556,003
	Term Loan 3.54%, due 4/24/15	2,349,474	2,292,595
	Biomet, Inc. Term Loan B 3.282%, due 3/25/15	2,929,849	2,878,967
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.502%, due 7/25/14	257,721	250,957
	Term Loan 2.502%, due 7/25/14	5,032,750	4,900,666
	DaVita, Inc. Tranche B1 Term Loan 1.754%, due 10/5/12	2,767,981	2,721,255
	Fresenius Medical Care Holdings, Inc. Tranche B Term Loan 1.631%, due 3/31/13	775,835	760,319
	Gentiva Health Services, Inc. Term Loan B 2.008%, due 3/31/13 (c)	630,435	606,268
	HCA, Inc.
	Term Loan A 1.79%, due 11/16/12	588,225	571,313
	Term Loan B 2.54%, due 11/18/13	3,122,019	3,044,734
	Health Management Associates, Inc. Term Loan B 2.04%, due 2/28/14	3,708,967	3,588,426
	HealthSouth Corp.
	Term Loan B 2.51%, due 3/11/13	556,446	547,745
	Extended Term Loan B 4.01%, due 9/10/15	457,980	458,166
	Lifepoint Hospitals, Inc. Extended Term Loan B 3.01%, due 4/15/15	2,000,000	1,993,126
	Mylan Laboratories, Inc. Term Loan B 3.551%, due 10/2/14	2,880,000	2,877,601
	Quintiles Transnational Corp. Term Loan B 2.30%, due 3/31/13	1,954,979	1,897,307
	Royalty Pharma Finance Trust Term Loan B 2.54%, due 4/16/13	2,950,312	2,915,277
	Rural/Metro Operating Co. LLC Term Loan 7.013%, due 12/9/14	2,004,975	2,025,025
	Select Medical Corp. Extended Term Loan B 4.001%, due 8/22/14	723,558	707,278
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 0.19%, due 4/21/14	275,862	260,966
	Term Loan B 2.317%, due 4/21/14	1,231,551	1,165,047
	Vanguard Health Holding Co. II., LLC Term Loan B 5.00%, due 1/29/16	3,500,000	3,505,001
	Warner Chilcott PLC
	Tranche A 5.50%, due 10/30/14	925,424	926,315
	Incremental Term Loan 5.75%, due 4/30/15	927,675	929,252
	Tranche B1 5.75%, due 4/30/15	986,926	988,604
	Tranche B2 5.75%, due 4/30/15	1,643,274	1,646,068
			50,089,883
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.4%
	Jarden Corp.
	Term Loan B1 2.04%, due 1/24/12	138,224	137,188
	Term Loan B2 2.04%, due 1/24/12	504,814	502,138
	Term Loan B3 2.79%, due 1/24/12	911,481	910,334
	Term Loan B4 3.54%, due 1/26/15	489,524	490,548
			2,040,208
	Hotels, Motels, Inns & Gaming 1.3%
	Las Vegas Sands, Inc.
	Delayed Draw Term Loan 2.05%, due 5/23/14	803,295	734,312
	Term Loan B 2.05%, due 5/23/14	2,399,262	2,193,226
	Penn National Gaming, Inc. Term Loan B 1.997%, due 10/3/12	3,274,964	3,231,554
			6,159,092
	Insurance 0.6%
	Multiplan Merger Corp. Incremental Term Loan 6.00%, due 4/12/13	2,750,000	2,748,281

	Leisure, Amusement, Motion Pictures & Entertainment 2.9%
	AMC Entertainment, Inc. Term Loan 1.996%, due 1/28/13	2,096,385	2,042,837
	Bombardier Recreational Products, Inc. Term Loan 3.254%, due 6/28/13 (c)	389,608	342,855
	Cedar Fair, L.P.
	U.S. Term Loan 2.248%, due 8/30/12	339,024	335,634
	U.S. Term B Extended 4.248%, due 8/30/14	1,474,090	1,461,191
	Cinemark USA, Inc. Extended Term Loan 3.504%, due 4/29/16	1,930,163	1,924,372
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 20.50%, due 4/9/12	604,567	288,465
	Regal Cinemas Corp. Term Loan 3.79%, due 10/27/13	4,133,281	4,140,799
	Six Flags Theme Parks, Inc. Tranche B Term Loan 2.48%, due 4/30/15	982,500	982,500
	Universal City Development Partners, Ltd. Term Loan B 6.50%, due 11/6/14	1,496,250	1,508,706
			13,027,359
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.7%
	Baldor Electric Co. Term Loan B 5.25%, due 1/31/14	2,295,516	2,301,269
	Gleason Corp. New U.S. Term Loan 2.00%, due 6/30/13 (c)	920,750	897,732
	Manitowoc Co., Inc. (The) Term Loan B 7.50%, due 11/6/14	1,737,513	1,736,711
	RBS Global, Inc.
	Term Loan B2 2.50%, due 7/19/13	2,030,421	1,909,864
	Term Loan B 2.791%, due 7/19/13	934,426	890,041
			7,735,617
	Mining, Steel, Iron & Non-Precious Metals 0.7%
	Aleris International, Inc. U.S. Roll-Up DIP Term Loan 12.50%, due 5/13/10	30,376	14,277
	Novelis, Inc.
	New Canadian Term Loan 2.25%, due 7/6/14	1,135,159	1,097,456
	New U.S. Term Loan 2.273%, due 7/6/14	1,286,405	1,243,678
	Walter Industries, Inc. Term Loan 2.491%, due 10/3/12	927,563	912,490
			3,267,901
	Oil & Gas 1.4%
	Dresser, Inc.
	Term Loan 2.50%, due 5/4/14	1,702,789	1,632,245
	2nd Lien Term Loan 6.00%, due 5/4/15	800,000	756,000
	Energy Transfer Equity L.P. Term Loan B 1.98%, due 11/1/12	3,000,000	2,967,657
	IFM Colonial Pipeline 2 LLC Term Loan B 2.26%, due 2/27/12	979,785	955,290
			6,311,192
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.3%
	JohnsonDiversey, Inc. Term Loan B 5.50%, due 11/24/15	3,728,163	3,767,774
	Visant Corp. Term Loan C 2.228%, due 10/4/11	2,197,540	2,176,938
			5,944,712
	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.25%, due 2/3/14	1,377,522	1,189,588

	Personal, Food & Miscellaneous Services 0.7%
	Aramark Corp.
	Synthetic Letter of Credit 2.113%, due 1/27/14	192,331	187,853
	Term Loan 2.165%, due 1/27/14	2,963,929	2,894,926
			3,082,779
	Printing & Publishing 2.6%
	Affiliated Media New Term Loan 8.50%, due 3/19/14	92,740	87,175
	Cenveo Corp.
	Delayed Draw Term Loan 4.771%, due 6/21/13	14,638	14,651
	Term Loan C 4.771%, due 6/21/13	969,894	970,791
	Dex Media East LLC New Term Loan 2.761%, due 10/24/14	666,783	592,742
	F&W Publications, Inc. (aka New Publishing Acquisition, Inc.) Tranche B Term Loan 6.50%, due 8/5/12 (d)	1,098,549	483,362
	Hanley Wood LLC New Term Loan B 2.529%, due 3/8/14	661,583	299,366
	Lamar Media Corp.
	Series E 5.50%, due 3/31/13	925,000	925,771
	Series F 5.50%, due 3/31/14	1,942,246	1,954,385
	Merrill Communications LLC Term Loan 8.50%, due 12/24/12	1,867,789	1,720,700
	Nielsen Finance LLC
	Class B Term loan TBA, due 5/2/16	500,000	490,089
	Class A Term Loan 2.229%, due 8/9/13	2,082,575	1,993,710
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (c)(d)	1,212,697	900,427
	R.H. Donnelley, Inc. New Term Loan 9.25%, due 10/24/14	663,956	647,855
	SuperMedia, Inc. Exit Term Loan 10.25%, due 12/31/15	763,133	715,199
			11,796,223
	Retail Store 2.5%
	Michaels Stores, Inc.
	Term Loan B1 2.537%, due 10/31/13	1,829,676	1,738,478
	Term Loan B2 4.787%, due 7/31/16	1,189,856	1,156,094
	Neiman Marcus Group, Inc. (The) Term Loan B 2.251%, due 4/5/13	1,538,938	1,456,006
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.00%, due 5/15/14	206,600	196,270
	Term Loan B 2.00%, due 5/15/14	717,566	681,687
	Petco Animal Supplies, Inc. Term Loan B 2.525%, due 10/25/13	2,022,847	1,988,170
	Pilot Travel Centers LLC Term Loan B TBA, due 11/24/15 (c)	1,000,000	1,006,869
	QVC, Inc. Tranche 3-J 4.245%, due 6/30/11	1,555,556	1,544,511
	Yankee Candle Co., Inc. (The) Term Loan B 2.25%, due 2/6/14	1,891,673	1,848,637
			11,616,722
	Telecommunications 2.1%
¤	Intelsat Corp.
	Term Loan B2-A 2.728%, due 1/3/14	1,646,036	1,600,084
	Term Loan B2-B 2.728%, due 1/3/14	1,645,532	1,599,594
	Term Loan B2-C 2.728%, due 1/3/14	1,645,532	1,599,594
	MetroPCS Wireless, Inc. Term Loan B 2.50%, due 11/4/13	2,961,637	2,899,937
	Windstream Corp. Tranche B2 3.06%, due 12/17/15	2,000,000	1,989,286
			9,688,495
	Textiles & Leather 0.2%
	Springs Windows Fashions LLC Term Loan B 3.063%, due 12/31/12 (c)	402,517	366,794
	William Carter Co. (The) Term Loan 1.748%, due 7/14/12	721,581	712,561
			1,079,355
	Utilities 5.1%
	AES Corp. Term Loan 3.29%, due 8/10/11	1,000,000	990,000
	Bosque Power Co. LLC Term Loan 5.481%, due 1/16/15 (d)	493,334	337,317
	BRSP LLC Term Loan B 7.50%, due 6/4/14	2,832,603	2,832,603
	Calpine Corp. 1st Priority Term Loan 3.165%, due 3/29/14	3,968,187	3,837,547
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit 0.19%, due 6/28/13	284,980	267,168
	Term Loan 3.03%, due 6/28/13	408,800	383,250
	Covanta Energy Corp.
	Synthetic Letter of Credit 0.287%, due 2/10/14	494,845	477,278
	Term Loan B 1.75%, due 2/10/14	975,000	940,388
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 4.00%, due 4/2/13	2,425,532	2,381,569
	Term Loan B 4.00%, due 4/2/13	72,606	71,291
	InfrastruX Group, Inc. Delayed Draw Term Loan 8.00%, due 11/5/12	1,665,596	1,657,268
	KGen LLC
	1st Lien Term Loan 2.00%, due 2/10/14	453,516	425,171
	Synthetic Letter of Credit 2.063%, due 2/8/14	281,250	263,672
	Mirant North America LLC Term Loan 1.998%, due 1/3/13	565,307	554,001
	NRG Energy, Inc.
	Synthetic Letter of Credit 0.19%, due 2/1/13	1,007,587	984,660
	Term Loan 2.031%, due 2/1/13	1,527,868	1,493,102
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.73%, due 10/10/14	962,658	788,978
	Term Loan B3 3.73%, due 10/10/14	1,964,848	1,592,607
	TPF Generation Holdings LLC
	Synthetic Revolver 0.19%, due 12/15/11	94,479	91,290
	Synthetic Letter of Credit 2.29%, due 12/13/13	301,388	291,216
	Term Loan B 2.29%, due 12/15/13	761,158	735,469
	2nd Lien Term Loan C 4.54%, due 12/15/14	500,000	443,750
	TPF II LC LLC Term Loan B 3.04%, due 10/15/14 (c)	745,595	723,227
	USPF Holdings LLC
	Term Loan 1.996%, due 4/11/14 (c)	530,830	524,858
	Synthetic Letter of Credit 2.04%, due 4/11/14 (c)	300,000	296,625
			23,384,305
	Total Floating Rate Loans (Cost $353,330,635)		350,307,198

	Foreign Floating Rate Loans 3.9% (b)
	Broadcasting & Entertainment 1.2%
¤	UPC Broadband Holding B.V.
	Term Loan N 2.18%, due 12/31/14	1,296,576	1,253,086
	Term Loan T 3.93%, due 12/30/16	4,203,424	4,133,017
			5,386,103
	Chemicals, Plastics & Rubber 0.4%
	Brenntag Holding GmbH and Co.
	Term Loan B2 3.997%, due 1/20/14	1,571,895	1,540,457
	Acquisition Term Loan 4.007%, due 1/20/14	383,799	376,123
			1,916,580
	Finance 0.3%
	Ashtead Group PLC Term Loan 2.063%, due 8/31/11	1,353,000	1,337,779

	Home and Office Furnishings, Housewares & Durable Consumer Products 0.1%
	Sunbeam Corp. (Canada), Ltd. Term Loan 2.04%, due 1/24/12	262,626	259,343

	Printing & Publishing 0.4%
	Yell Group PLC New Term Loan B1 3.998%, due 7/31/14	2,112,868	1,581,481

	Retail Store 0.7%
	Dollarama Group, L.P. Replacement Term Loan B 1.999%, due 11/18/11	3,429,831	3,401,250

	Telecommunications 0.8%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 2.728%, due 7/3/13	949,154	921,669
	Telesat Canada
	U.S.Term I Loan 3.25%, due 10/31/14	2,712,637	2,674,049
	U.S.Term II Loan 3.25%, due 10/31/14	233,002	229,688
			3,825,406
	Total Foreign Floating Rate Loans (Cost $18,322,723)		17,707,942

	Yankee Bonds 1.0% (e)
	Aerospace & Defense 0.6%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	2,800,000	2,919,000

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Teck Resources, Ltd. 10.25%, due 5/15/16	1,599,000	1,902,810

	Total Yankee Bonds (Cost $4,453,850)		4,821,810

	Total Long-Term Bonds (Cost $410,804,630)		409,803,094

	Shares	Value
Common Stocks 0.1%
Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
Mega Brands, Inc.	195,762	93,482

Printing & Publishing 0.0%‡
Affiliated Media, Inc. (f)	5,496	80,296

Printing, Publishing, & Broadcasting 0.1%
SuperMedia, Inc. (g)	3,538	144,704

Total Common Stocks (Cost $792,624)		318,482

	Principal Amount	Value
Short-Term Investments 15.2%
Commercial Paper 10.3%
Danaher Corp. 0.16%, due 4/7/10 (a)(h)	$6,000,000	5,999,840
Electricite de France S.A. 0.18%, due 4/19/10 (a)(h)	6,000,000	5,999,460
Emerson Electric Co. 0.18%, due 4/27/10 (a)(h)	1,400,000	1,399,818
General Electric Capital Co. 0.14%, due 4/13/10 (h)	4,000,000	3,999,813
Hewlett Packard Co. 0.17%, due 4/28/10 (a)(h)	3,000,000	2,999,617
Illinois Tool Works, Inc. 0.08%, due 4/1/10 (a)(h)	1,570,000	1,570,000
International Business Machines Corp. 0.14%, due 4/12/10 (a)(h)	3,000,000	2,999,872
John Deere Credit, Inc. 0.19%, due 4/19/10 (a)(h)	1,300,000	1,299,877
KfW International Finance, Inc.
0.16%, due 5/3/10 (a)(h)	4,365,000	4,364,379
0.17%, due 5/3/10 (a)(h)	1,570,000	1,569,763
Nestle Capital Corp. 0.15%, due 4/16/10 (a)(h)	2,000,000	1,999,875
Paccar Financial Corp. 0.16%, due 4/22/10 (h)	1,400,000	1,399,869
Procter & Gamble International Funding 0.11%, due 4/19/10 (a)(h)	6,000,000	5,999,670
Roche Holding, Inc.
0.01%, due 4/27/10 (a)(h)	2,500,000	2,499,729
0.18%, due 4/8/10 (a)(h)	2,300,000	2,299,920
Southern Co. Funding Corp. 0.16%, due 4/8/10 (a)(h)	500,000	499,984
Total Commercial Paper (Cost $46,901,486)		46,901,486

Federal Agencies 1.1%
Federal Home Loan Bank 1.25%, due 4/1/10 (i)	5,000,000	5,000,000
Total Federal Agencies (Cost $5,000,000)		5,000,000

Repurchase Agreements 3.8%
SG Americas Securities LLC 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $14,597,004 (Collateralized by United States Federal Agency securities, with rates ranging from 1.75% to 6.75% and maturity dates ranging from 4/9/12 to 7/15/27, with a Principal Amount of $14,309,000 and a Market Value of $14,889,194)	14,597,000	14,597,000
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $2,552,517 (Collateralized by a Federal Home Loan Bank security with a rate of 4.375% and a maturity date of 9/17/10, with a Principal Amount of $2,555,000 and a Market Value of $2,607,378)	2,552,517	2,552,517

Total Repurchase Agreements (Cost $17,149,517)		17,149,517

Total Short-Term Investments (Cost $69,051,003)		69,051,003

Total Investments (Cost $480,648,257) (j)	105.1%	479,172,579

Other Assets, Less Liabilities	(5.1)	(23,370,775)
Net Assets	100.0%	$455,801,804

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2010, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2010. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at March 31, 2010 is $9,735,320, which represents 2.1% of the Portfolio's net assets.
(d)	Issue in default.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Fair valued security - The total market value of this security at March 31, 2010 is $80,296, which represents less than one-tenth of a percent of the Portfolio's net assets.
(g)	Non-income producing security.
(h)	Interest rate presented is yield to maturity.
(i)	Floating rate - Rate shown is the rate in effect at March 31, 2010.
(j)	At March 31, 2010, cost is $479,828,146 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$7,231,355
Gross unrealized depreciation	(7,886,922)
Net unrealized depreciation	$(655,567)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$36,966,144	$—	$36,966,144
Floating Rate Loans	—	350,307,198	—	350,307,198
Foreign Floating Rate Loans	—	17,707,942	—	17,707,942
Yankee Bonds	—	4,821,810	—	4,821,810
Total Long-Term Bonds	—	409,803,094	—	409,803,094
Common Stocks (b)	238,186	—	80,296	318,482
Short-Term Investments
Commercial Paper	—	46,901,486	—	46,901,486
Federal Agencies	—	5,000,000	—	5,000,000
Repurchase Agreements	—	17,149,517	—	17,149,517
Total Short-Term Investments	—	69,051,003	—	69,051,003
Total Investments in Securities	$238,186	$478,854,098	$80,296	$479,172,579

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The level 3 security valued at $80,297 is held in Printing & Publishing within the Common Stock section of the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2. The following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2010
Common Stock
Printing & Publishing	$-	$-	$-	$(86,998)	$167,294	$-	$-	$-	$80,296	$(86,998)
	$-	$-	$-	$(86,998)	$167,294	$-	$-	$-	$80,296	$(86,998)

MainStay VP Government Portfolio

Portfolio of Investments ††† March 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 95.0%†
	Asset-Backed Securities 1.5%
	Credit Cards 0.2%
	Chase Issuance Trust Series 2006-C4, Class C4 0.523%, due 1/15/14 (a)	$855,000	$842,384

	Diversified Financial Services 0.4%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	1,149,337	1,253,993

	Home Equity 0.4%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	483,450	475,591
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	838,493	830,502
			1,306,093
	Utilities 0.5%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,650,000	1,841,162

	Total Asset-Backed Securities (Cost $4,974,458)		5,243,632

	Corporate Bonds 4.7%
	Auto Manufacturers 1.0%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	3,235,000	3,586,450

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,067,909

	Beverages 0.4%
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	1,200,000	1,515,077

	Diversified Financial Services 1.0%
	General Electric Capital Corp. 5.50%, due 1/8/20	3,600,000	3,672,954

	Pipelines 0.7%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	1,900,000	2,333,033

	Real Estate Investment Trusts 1.3%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,350,000	2,391,825
	ProLogis 7.375%, due 10/30/19	2,350,000	2,412,327
			4,804,152
	Total Corporate Bonds (Cost $16,891,866)		16,979,575

	Mortgage-Backed Securities 2.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	1,306,573	1,315,094
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40	1,380,000	1,413,008
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 6.008%, due 8/25/36	1,154,951	959,064
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	820,618
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	530,000	532,159
	GS Mortgage Securities Corp. II Series 2001-ROCK, Class A1 6.22%, due 5/3/18 (c)	81,938	82,115
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35	1,000,000	1,054,659
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.74%, due 2/25/42 (a)(c)(d)(e)	1,388,542	1,329,529

	Total Mortgage-Backed Securities (Cost $7,717,608)		7,506,246

	U.S. Government & Federal Agencies 86.7%
	Fannie Mae (Collateralized Mortgage Obligation) 0.3%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	873,935	911,007

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.8%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,782,399

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (f)	1,499,872	315,468
	Series 361, Class 2, IO 6.00%, due 10/1/35 (f)	270,099	51,147
			366,615
	Federal Home Loan Bank 3.5%
	5.125%, due 8/14/13	3,725,000	4,107,003
¤	5.50%, due 7/15/36	8,250,000	8,490,314
			12,597,317
	Federal Home Loan Mortgage Corporation 0.4%
	4.75%, due 11/17/15	1,395,000	1,517,566

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.8%
	3.00%, due 8/1/10	703,133	705,648
	4.34%, due 3/1/35 (a)	66,206	68,814
	5.00%, due 1/1/20	1,934,397	2,062,498
	5.00%, due 6/1/33	4,285,619	4,449,150
	5.00%, due 8/1/33	2,317,859	2,409,311
	5.00%, due 5/1/36	1,431,500	1,480,152
	5.043%, due 6/1/35 (a)	1,402,465	1,477,303
	5.50%, due 1/1/21	1,447,521	1,558,760
	5.50%, due 1/1/33	5,336,245	5,664,004
	5.656%, due 2/1/37 (a)	493,038	517,672
	6.50%, due 4/1/37	371,226	404,178
			20,797,490
	Federal National Mortgage Association 8.5%
	2.50%, due 5/15/14	5,350,000	5,380,431
	2.75%, due 3/13/14	5,925,000	6,031,070
	4.625%, due 5/1/13	3,285,000	3,506,803
¤	5.375%, due 6/12/17	8,425,000	9,329,154
	6.625%, due 11/15/30	4,900,000	5,855,833
			30,103,291
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 31.3%
	2.262%, due 11/1/34 (a)	410,296	421,548
	3.612%, due 4/1/34 (a)	672,879	692,798
	4.50%, due 7/1/18	5,947,418	6,261,571
	4.50%, due 11/1/18	4,683,747	4,931,150
	4.50%, due 8/1/20 TBA (g)	1,700,000	1,757,905
	4.50%, due 6/1/23	7,632,061	7,931,451
	5.00%, due 11/1/17	3,206,818	3,424,192
	5.00%, due 9/1/20	401,913	427,649
	5.00%, due 6/1/35	3,886,646	4,026,636
	5.00%, due 10/1/35 TBA (g)	960,000	986,400
	5.00%, due 1/1/36	822,450	850,788
	5.00%, due 2/1/36	7,870,659	8,141,848
¤	5.00%, due 5/1/36	9,827,041	10,165,638
	5.50%, due 11/1/17	2,125,319	2,291,633
	5.50%, due 6/1/19	1,490,295	1,608,779
	5.50%, due 11/1/19	1,625,529	1,754,765
	5.50%, due 4/1/21	3,022,022	3,258,506
	5.50%, due 6/1/21	447,726	480,524
¤	5.50%, due 6/1/33	10,105,230	10,724,326
	5.50%, due 12/1/33	6,201,064	6,580,972
	5.50%, due 6/1/34	1,614,371	1,709,744
	5.50%, due 3/1/35	2,803,486	2,969,109
	5.50%, due 12/1/35	1,280,750	1,354,012
	5.50%, due 4/1/36	7,623,406	8,059,485
	5.50%, due 1/1/37	862,534	910,526
	5.50%, due 7/1/37	689,971	727,999
	5.50%, due 8/1/37	1,605,103	1,696,919
	6.00%, due 12/1/16	151,435	163,971
	6.00%, due 1/1/33	906,491	984,832
	6.00%, due 3/1/33	906,220	983,404
	6.00%, due 9/1/34	134,774	145,410
	6.00%, due 9/1/35	2,526,660	2,706,706
	6.00%, due 10/1/35	322,243	344,855
	6.00%, due 4/1/36	3,104,552	3,322,403
	6.00%, due 6/1/36	3,491,104	3,726,261
	6.00%, due 11/1/36	2,270,533	2,423,474
	6.00%, due 4/1/37	867,535	916,211
	6.50%, due 10/1/31	287,915	318,106
	6.50%, due 7/1/32	134,086	148,146
	6.50%, due 2/1/37	504,302	547,254
	6.50%, due 8/1/47	694,079	745,169
			111,623,075
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.7%
	Series 2006-32, Class A 5.079%, due 1/16/30	2,500,915	2,626,337

	Government National Mortgage Association (Mortgage Pass-Through Securities) 20.4%
	5.00%, due 4/15/34	3,962,645	4,147,835
¤	5.00%, due 4/1/38 TBA (g)	10,440,000	10,851,075
	5.50%, due 6/15/33	2,310,348	2,463,327
	5.50%, due 12/15/35	1,441,580	1,533,655
¤	5.50%, due 5/1/36 TBA (g)	9,160,000	9,656,646
	6.00%, due 8/15/32	610,646	662,143
	6.00%, due 10/15/32	809,862	878,505
¤	6.00%, due 4/1/36 TBA (g)	22,370,000	23,838,031
	6.50%, due 7/15/28	104,846	115,448
	6.50%, due 8/15/28	143,456	157,266
	6.50%, due 7/15/32	570,174	623,698
¤	6.50%, due 7/1/33 TBA (g)	16,655,000	17,897,613
			72,825,242
	Hvide Van Ommeren Tankers LLC 1.2%
	Series I 7.54%, due 12/14/23 (h)	1,845,000	2,187,635
	Series II 7.54%, due 12/14/23 (h)	1,828,000	2,167,478
			4,355,113
¤	Overseas Private Investment Corporation 2.3%
	5.142%, due 12/15/23 (h)	7,634,768	8,203,405

	Tennessee Valley Authority 3.9%
	4.65%, due 6/15/35 (h)	4,395,000	3,980,165
	4.75%, due 8/1/13	5,300,000	5,758,763
	6.25%, due 12/15/17 (h)	3,485,000	4,021,226
			13,760,154
	United States Treasury Bonds 1.5%
	4.50%, due 8/15/39	1,415,000	1,366,360
	6.875%, due 8/15/25	3,220,000	4,115,060
			5,481,420
	United States Treasury Notes 5.3%
	2.00%, due 7/15/14 T.I.P.S. (i)	3,448,290	3,668,387
¤	4.75%, due 8/15/17	13,825,000	15,122,172
			18,790,559
	United States Treasury Strip Principal 0.7%
	(zero coupon), due 8/15/28	5,615,000	2,320,107

	Total U.S. Government & Federal Agencies (Cost $301,850,332)		309,061,097

	Total Long-Term Bonds (Cost $331,434,264)		338,790,550

	Short-Term Investment 23.5%
	Repurchase Agreement 23.5%
	State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $83,666,848 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $85,430,000 and a Market Value of $85,344,570)	83,666,824	83,666,824

	Total Short-Term Investment (Cost $83,666,824)		83,666,824

	Total Investments (Cost $415,101,088) (j)	118.5%	422,457,374

	Other Assets, Less Liabilities	(18.5)	(66,030,408)
	Net Assets	100.0%	$356,426,966
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown is the rate in effect at March 31, 2010.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at March 31, 2010 is $1,306,093, which represents 0.4% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security - The total market value of this security at March 31, 2010 is $1,329,529, which represents 0.4% of the Portfolio's net assets.
(e)	Fair valued security - The total market value of this security at March 31, 2010 is $1,329,529, which represents 0.4% of the Portfolio's net assets.
(f)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(g)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2010 is $64,987,670, which represents 18.2% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(h)	United States Government Guaranteed Security.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	At March 31, 2010, cost is $415,101,088 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$10,478,433
Gross unrealized depreciation	(3,122,147)
Net unrealized appreciation	$7,356,286

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,243,632	$—	$5,243,632
Corporate Bonds	—	16,979,575	—	16,979,575
Mortgage-Backed Securities (b)	—	6,176,717	1,329,529	7,506,246
U.S. Government & Federal Agencies	—	309,061,097	—	309,061,097
Total Long-Term Bonds	—	337,461,021	1,329,529	338,790,550
Short-Term Investment
Repurchase Agreement	—	83,666,824	—	83,666,824
Total Investments in Securities	$—	$421,127,845	$1,329,529	$422,457,374

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,329,529 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2. The following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2010
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,307,086	$153	$194	$33,303	$-	$(11,207)	$-	$-	$1,329,529	$32,755
Total	$1,307,086	$153	$194	$33,303	$-	$(11,207)	$-	$-	$1,329,529	$32,755

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2010 unaudited
	Shares		Value
Affiliated Investment Companies 100.0%†
Equity Funds 100.0%
MainStay 130/30 Core Fund Class I (a)	4,111,526		$29,561,875
MainStay 130/30 Growth Fund Class I (a)(b)	197,675		1,583,373
MainStay 130/30 International Fund Class I (a)	2,360,849		15,203,869
MainStay Epoch Global Choice Fund Class I (a)	322,142		4,571,192
MainStay Epoch U.S. All Cap Fund Class I	624,307		13,497,528
MainStay ICAP Equity Fund Class I	540,686		18,102,169
MainStay ICAP International Fund Class I	539,276		15,212,988
MainStay MAP Fund Class I	447,373		13,197,489
MainStay VP Common Stock Portfolio Initial Class	794,054		12,048,141
MainStay VP Growth Equity Portfolio Initial Class	30,264		684,043
MainStay VP ICAP Select Equity Portfolio Initial Class	1,579,782		18,083,842
MainStay VP International Equity Portfolio Initial Class (a)	994,047		12,910,826
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,147,777		28,621,535
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,003,216		41,747,763
MainStay VP U.S. Small Cap Portfolio Initial Class (b)	260,286		2,096,815

Total Equity Funds (Cost $217,217,329)			227,123,448

Total Investments (Cost $217,217,329) (c)	100.0%		227,123,448

Other Assets, Less Liabilities	(0.0	) ‡	(68,620)
Net Assets	100.0%		$227,054,828

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2010, cost is $221,135,803 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$16,343,171
Gross unrealized depreciation	(10,355,526)
Net unrealized appreciation	$5,987,645

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies Equity Funds	$227,123,448	$—	$—	$227,123,448
Total Investments in Securities	$227,123,448	$—	$—	$227,123,448

(a)	For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.3%†
	Aerospace & Defense 2.7%
	General Dynamics Corp.	35,012	$2,702,926
	Precision Castparts Corp.	43,386	5,497,440
	Rockwell Collins, Inc.	68,888	4,311,700
			12,512,066
	Beverages 3.2%
	Coca-Cola Co. (The)	45,660	2,511,300
¤	PepsiCo, Inc.	188,786	12,490,082
			15,001,382
	Biotechnology 4.5%
	Amgen, Inc. (a)	92,333	5,517,820
	Celgene Corp. (a)	118,397	7,335,878
	Gilead Sciences, Inc. (a)	178,910	8,136,827
			20,990,525
	Capital Markets 2.7%
	Blackstone Group L.P. (The)	249,231	3,489,234
	Goldman Sachs Group, Inc. (The)	34,272	5,847,831
	Greenhill & Co., Inc.	38,364	3,149,301
			12,486,366
	Chemicals 1.1%
	Celanese Corp. Series A	57,098	1,818,571
	Mosaic Co. (The)	55,737	3,387,138
			5,205,709
	Communications Equipment 5.6%
	Cisco Systems, Inc. (a)	418,561	10,895,143
	Juniper Networks, Inc. (a)	215,420	6,609,085
	QUALCOMM, Inc.	203,218	8,533,124
			26,037,352
	Computers & Peripherals 10.3%
¤	Apple, Inc. (a)	74,415	17,482,316
	EMC Corp. (a)	190,186	3,430,956
¤	Hewlett-Packard Co.	291,555	15,496,148
¤	International Business Machines Corp.	90,493	11,605,727
			48,015,147
	Construction Materials 0.5%
	Martin Marietta Materials, Inc.	29,667	2,478,678

	Consumer Finance 1.2%
	American Express Co.	130,400	5,380,304

	Containers & Packaging 0.6%
	Packaging Corp. of America	120,609	2,968,187

	Diversified Financial Services 1.1%
	JPMorgan Chase & Co.	112,186	5,020,324

	Energy Equipment & Services 4.4%
	FMC Technologies, Inc. (a)	105,100	6,792,613
	Halliburton Co.	109,570	3,301,344
	Schlumberger, Ltd.	107,102	6,796,693
	Transocean, Ltd. (a)	42,540	3,674,605
			20,565,255
	Food & Staples Retailing 2.9%
	Costco Wholesale Corp.	83,760	5,001,310
	Wal-Mart Stores, Inc.	155,321	8,635,847
			13,637,157

	Food Products 1.0%
	General Mills, Inc.	67,905	4,806,995

	Health Care Equipment & Supplies 3.2%
	Baxter International, Inc.	152,865	8,896,743
	Hospira, Inc. (a)	104,977	5,946,947
			14,843,690
	Health Care Providers & Services 4.4%
	AmerisourceBergen Corp.	158,119	4,572,801
¤	Medco Health Solutions, Inc. (a)	176,828	11,416,016
	UnitedHealth Group, Inc. (a)	139,110	4,544,724
			20,533,541
	Hotels, Restaurants & Leisure 2.9%
¤	McDonald's Corp.	201,601	13,450,819

	Household Durables 0.6%
	Fortune Brands, Inc.	53,165	2,579,034

	Household Products 3.8%
	Colgate-Palmolive Co.	92,205	7,861,398
	Procter & Gamble Co. (The)	156,726	9,916,054
			17,777,452
	Internet & Catalog Retail 3.0%
	Amazon.com, Inc. (a)	53,876	7,312,589
	Priceline.com, Inc. (a)	25,152	6,413,760
			13,726,349
	Internet Software & Services 3.7%
¤	Google, Inc. Class A (a)	19,763	11,205,819
	Yahoo!, Inc. (a)	370,330	6,121,555
			17,327,374
	IT Services 5.4%
	Accenture PLC Class A	147,316	6,179,906
	Cognizant Technology Solutions Corp. Class A (a)	156,355	7,970,978
	Mastercard, Inc. Class A	12,994	3,300,476
	Visa, Inc. Class A	82,391	7,500,053
			24,951,413
	Machinery 5.8%
	Cummins, Inc.	55,894	3,462,633
	Danaher Corp.	102,118	8,160,250
	Deere & Co.	90,937	5,407,114
	Flowserve Corp.	38,442	4,238,999
	Ingersoll-Rand PLC	60,906	2,123,792
	Joy Global, Inc.	65,090	3,684,094
			27,076,882
	Media 1.9%
	Discovery Communications, Inc. Class A (a)	124,520	4,207,531
	News Corp. Class A	329,057	4,741,711
			8,949,242
	Metals & Mining 0.9%
	Freeport-McMoRan Copper & Gold, Inc.	27,502	2,297,517
	United States Steel Corp.	30,399	1,930,945
			4,228,462
	Oil, Gas & Consumable Fuels 1.0%
	Occidental Petroleum Corp.	43,162	3,648,916
	Southwestern Energy Co. (a)	25,759	1,048,906
			4,697,822
	Pharmaceuticals 4.5%
¤	Abbott Laboratories	220,622	11,622,367
	Merck & Co., Inc.	134,473	5,022,566
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	65,498	4,131,614
			20,776,547
	Road & Rail 2.4%
	Union Pacific Corp.	150,657	11,043,158

	Semiconductors & Semiconductor Equipment 2.3%
	Lam Research Corp. (a)	112,458	4,196,932
	Teradyne, Inc. (a)	146,275	1,633,892
	Texas Instruments, Inc.	195,697	4,788,706
			10,619,530
	Software 7.0%
¤	Microsoft Corp.	668,529	19,567,844
¤	Oracle Corp.	508,880	13,073,127
			32,640,971
	Specialty Retail 0.8%
	O'Reilly Automotive, Inc. (a)	93,011	3,879,489

	Textiles, Apparel & Luxury Goods 0.9%
	NIKE, Inc. Class B	56,606	4,160,541

	Wireless Telecommunication Services 1.0%
	American Tower Corp. Class A (a)	110,128	4,692,554

	Total Common Stocks (Cost $401,929,549)		453,060,317

	Exchange Traded Fund 0.6% (c)
	iShares Russell 1000 Growth Index Fund	55,215	2,868,419

	Total Exchange Traded Fund (Cost $2,792,138)		2,868,419

	Principal Amount	Value
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $9,489,381 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $9,690,000 and a Market Value of $9,680,310)	$9,489,379	9,489,379

Total Short-Term Investment (Cost $9,489,379)		9,489,379

Total Investments (Cost $414,211,066) (d)	100.0%	465,418,115

Other Assets, Less Liabilities	0.0 ‡	112,828
Net Assets	100.0%	$465,530,943

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At March 31, 2010, cost is $415,236,819 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$55,653,120
Gross unrealized depreciation	(5,471,824)
Net unrealized appreciation	$50,181,296

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$453,060,317	$—	$—	$453,060,317
Exchange Traded Fund	2,868,419	—	—	2,868,419
Short-Term Investment
Repurchase Agreement	—	9,489,379	—	9,489,379
Total Investments in Securities	$455,928,736	$9,489,379	$—	$465,418,115

(a)     For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 91.9%†
	Convertible Bonds 0.3%
	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (a)(b)(c)(d)	$1,869,975	$187
	4.75%, due 12/31/49 (a)(b)(c)(d)	9,032,054	903
			1,090
	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 3.25%, due 4/15/24 (e)	1,290,000	1,325,475

	Retail 0.2%
	Asbury Automotive Group, Inc. 3.00%, due 9/15/12	3,365,000	3,020,088
	Penske Auto Group, Inc. 3.50%, due 4/1/26	1,350,000	1,353,375
			4,373,463
	Total Convertible Bonds (Cost $5,037,795)		5,700,028

	Corporate Bonds 75.9%
	Advertising 1.1%
	Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	5,620,000	5,655,125
	Jostens Intermediate Holding Corp. 7.625%, due 10/1/12	2,650,000	2,656,625
	Lamar Media Corp.
	Series B 6.625%, due 8/15/15	1,945,000	1,869,631
	6.625%, due 8/15/15	715,000	694,444
	7.25%, due 1/1/13	4,520,000	4,553,900
	9.75%, due 4/1/14	2,445,000	2,671,162
			18,100,887
	Aerospace & Defense 0.3%
	BE Aerospace, Inc. 8.50%, due 7/1/18	2,660,000	2,839,550
	L-3 Communications Corp. 6.125%, due 7/15/13	1,815,000	1,842,225
			4,681,775
	Agriculture 0.3%
	Alliance One International, Inc. 10.00%, due 7/15/16 (e)	2,615,000	2,732,675
	Reynolds American, Inc. 7.625%, due 6/1/16	1,230,000	1,382,028
			4,114,703
	Airlines 0.3%
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (e)	4,215,000	3,941,025
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/49 (c)(f)	3,395,000	67,900
	2.875%, due 2/6/24 (c)(f)	2,325,000	47,663
	2.875%, due 2/18/49 (c)(f)	1,355,000	27,778
	8.00%, due 6/3/23 (c)(f)	2,560,000	52,480
	8.00%, due 6/3/49 (c)(f)	3,375,000	69,187
	8.30%, due 12/15/29 (c)(f)	3,660,000	73,200
	9.25%, due 3/15/49 (c)(f)	2,450,000	49,000
	9.75%, due 5/15/49 (c)(f)	350,000	7,000
	10.00%, due 8/15/49 (c)(f)	2,630,000	52,600
	10.375%, due 12/15/22 (c)(f)	3,275,000	65,500
	10.375%, due 2/1/49 (c)(f)	5,180,000	103,600
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (c)(f)	3,847,600	27,510
	7.875%, due 12/31/49 (c)(f)	3,986,900	23,921
	8.70%, due 3/15/49 (c)(f)	155,000	930
	8.875%, due 6/1/49 (c)(f)	1,996,000	11,976
	9.875%, due 3/15/37 (c)(f)	2,108,000	12,648
	10.00%, due 2/1/49 (c)(f)	7,315,600	43,894
			4,677,812
	Apparel 0.4%
	Hanesbrands, Inc. 8.00%, due 12/15/16	365,000	377,775
	Unifi, Inc. 11.50%, due 5/15/14	5,688,000	5,830,200
			6,207,975
	Auto Manufacturers 0.8%
	Ford Holdings LLC 9.30%, due 3/1/30	1,710,000	1,718,550
	Ford Motor Co. 6.50%, due 8/1/18	1,125,000	1,068,750
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (e)	255,000	266,095
	6.80%, due 6/15/18 (e)	7,510,000	7,498,284
	Oshkosh Corp.
	8.25%, due 3/1/17 (e)	1,580,000	1,631,350
	8.50%, due 3/1/20 (e)	1,580,000	1,635,300
			13,818,329
	Auto Parts & Equipment 2.4%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,562,150
	10.75%, due 8/15/16 (e)	2,770,000	3,019,300
	Allison Transmission, Inc. 11.25%, due 11/1/15 (e)(g)	1,323,000	1,412,303
	American Tire Distributors, Inc.
	6.539%, due 4/1/12 (h)	775,000	698,469
	10.75%, due 4/1/13	1,855,000	1,746,019
	FleetPride Corp. 11.50%, due 10/1/14 (e)	5,900,000	5,405,875
	Goodyear Tire & Rubber Co. (The)
	7.857%, due 8/15/11	4,500,000	4,713,750
	8.625%, due 12/1/11	6,135,000	6,380,400
	10.50%, due 5/15/16	2,345,000	2,532,600
	Johnson Controls, Inc.
	5.25%, due 1/15/11	2,180,000	2,252,657
	7.70%, due 3/1/15	620,000	720,879
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (a)(f)	2,681,000	4,022
	Tenneco Automotive, Inc. 10.25%, due 7/15/13	3,590,000	3,720,137
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (e)	2,180,000	2,147,300
	8.875%, due 12/1/17 (e)	3,050,000	3,160,562
			39,476,423
	Banks 1.6%
	CapitalSource, Inc. 12.75%, due 7/15/14 (e)	5,650,000	6,469,250
¤	GMAC, Inc.
	6.75%, due 12/1/14	7,410,000	7,372,950
	6.875%, due 9/15/11	2,650,000	2,693,062
	7.25%, due 3/2/11	2,601,000	2,646,517
	8.00%, due 11/1/31	3,480,000	3,323,400
	Provident Funding Associates 10.25%, due 4/15/17 (e)	3,255,000	3,275,344
			25,780,523
	Beverages 0.7%
	Constellation Brands, Inc.
	7.25%, due 9/1/16	965,000	991,538
	7.25%, due 5/15/17	2,845,000	2,916,125
	8.375%, due 12/15/14	1,310,000	1,416,438
	Cott Beverages, Inc. 8.375%, due 11/15/17 (e)	5,435,000	5,611,637
			10,935,738
	Biotechnology 0.0%‡
	Talecris Biotherapeutics Holdings Corp. 7.75%, due 11/15/16 (e)	795,000	798,975

	Building Materials 1.4%
	Building Materials Corp. of America
	7.00%, due 2/15/20 (e)	955,000	966,937
	7.50%, due 3/15/20 (e)	3,040,000	3,032,400
	Compression Polymers Corp. 10.50%, due 7/1/13	1,760,000	1,764,400
	Goodman Global, Inc. 13.50%, due 2/15/16	3,480,000	3,888,900
	Texas Industries, Inc. 7.25%, due 7/15/13	10,510,000	10,326,075
	USG Corp. 9.75%, due 8/1/14 (e)	2,705,000	2,867,300
			22,846,012
	Chemicals 1.6%
	Georgia Gulf Corp. 9.00%, due 1/15/17 (e)	4,625,000	4,838,906
	JohnsonDiversey, Inc. 8.25%, due 11/15/19 (e)	1,500,000	1,552,500
	Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (e)	1,640,000	1,798,970
	Nalco Co. 8.25%, due 5/15/17 (e)	575,000	610,938
	Olin Corp. 8.875%, due 8/15/19	2,885,000	3,130,225
	Phibro Animal Health Corp.
	10.00%, due 8/1/13 (e)	6,115,000	6,351,956
	13.00%, due 8/1/14 (e)	1,840,000	1,909,000
	Terra Capital, Inc. 7.75%, due 11/1/19	4,530,000	5,469,975
			25,662,470
	Coal 0.8%
	Consol Energy, Inc. 8.00%, due 4/1/17 (e)	7,195,000	7,392,862
	Peabody Energy Corp.
	6.875%, due 3/15/13	1,710,000	1,729,238
	7.375%, due 11/1/16	845,000	893,588
	7.875%, due 11/1/26	2,235,000	2,296,462
			12,312,150
	Commercial Services 2.4%
	Cardtronics, Inc. 9.25%, due 8/15/13	3,525,000	3,639,563
	Corrections Corp. of America
	6.25%, due 3/15/13	1,030,000	1,044,162
	7.75%, due 6/1/17	1,455,000	1,520,475
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (a)(b)(c)(f)	2,412,000	173,664
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	4,854,000	4,896,472
	GWR Operating Partnership LLP 10.875%, due 4/1/17 (e)	3,360,000	3,276,000
	iPayment, Inc. 9.75%, due 5/15/14	6,280,000	5,730,500
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (e)	7,845,000	7,609,650
	Lender Processing Services, Inc. 8.125%, due 7/1/16	3,380,000	3,625,050
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (a)(b)(f)	150,000	7,800
	9.75%, due 1/15/49 (a)(b)(f)	8,530,000	443,560
	Quintiles Transnational Corp. 10.25%, due 12/30/14 (e)(g)	4,740,000	4,834,800
	Service Corp. International 7.625%, due 10/1/18	2,210,000	2,237,625
			39,039,321
	Computers 0.5%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	1,030,000	974,638
	9.125%, due 8/15/13	3,070,000	3,146,750
	10.625%, due 5/15/15	3,425,000	3,733,250
			7,854,638
	Distribution & Wholesale 0.3%
	ACE Hardware Corp. 9.125%, due 6/1/16 (e)	4,815,000	5,164,088

	Diversified Financial Services 2.1%
	AmeriCredit Corp. 8.50%, due 7/1/15	5,177,000	5,034,632
	Credit Acceptance Corp. 9.125%, due 2/1/17 (e)	1,070,000	1,099,425
	Janus Capital Group, Inc.
	6.125%, due 9/15/11	1,275,000	1,305,169
	6.50%, due 6/15/12	285,000	294,788
	6.95%, due 6/15/17	3,743,000	3,721,407
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (e)	7,510,000	7,247,150
	Nuveen Investments, Inc. 5.00%, due 9/15/10	3,820,000	3,815,225
	Premium Asset Trust/GEFA 0.518%, due 9/28/10 (e)(h)	4,245,000	4,149,488
	SLM Corp. 8.00%, due 3/25/20	8,090,000	7,877,710
			34,544,994
	Electric 4.4%
	AES Corp. (The) 8.75%, due 5/15/13 (e)	2,105,000	2,136,575
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	6,464,775	6,658,718
	Calpine Construction Finance Co., L.P and CCFC Finance Corp. 8.00%, due 6/1/16 (e)	8,935,000	9,136,037
	Calpine Corp. 7.25%, due 10/15/17 (e)	10,177,000	9,998,902
	Energy Future Holdings Corp. 10.875%, due 11/1/17	3,325,000	2,468,813
	ESI Tractebel Acquisition Corp. Class B 7.99%, due 12/30/11	743,000	742,796
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (e)	1,280,000	1,328,000
	8.625%, due 11/14/11	795,000	846,675
	NRG Energy, Inc.
	7.25%, due 2/1/14	3,675,000	3,702,563
	7.375%, due 2/1/16	345,000	342,413
	Orion Power Holdings, Inc. 12.00%, due 5/1/10	5,125,000	5,144,219
	PNM Resources, Inc. 9.25%, due 5/15/15	2,825,000	3,005,094
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,404,786
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,265,863
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	3,525,000	3,295,875
	7.875%, due 6/15/17	13,975,000	12,542,562
	RRI Energy, Inc. 6.75%, due 12/15/14	6,780,000	6,763,050
			71,782,941
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	2,240,000	2,206,400
	9.25%, due 6/15/19 (e)	4,810,000	5,134,675
			7,341,075
	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 11.375%, due 11/1/14 (e)	4,510,000	4,707,312
	Salton SEA Funding Corp. Series E 8.30%, due 5/30/11 (a)	1,909	1,978
			4,709,290
	Entertainment 2.2%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	4,315,000	4,045,312
	FireKeepers Development Authority 13.875%, due 5/1/15 (e)	1,115,000	1,290,613
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	2,330,000	1,992,150
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	5,985,000	5,625,900
	Mohegan Tribal Gaming Authority 8.00%, due 4/1/12	2,986,000	2,754,585
	Peninsula Gaming LLC
	8.375%, due 8/15/15 (e)	1,665,000	1,660,838
	10.75%, due 8/15/17 (e)	2,445,000	2,334,975
	Penn National Gaming, Inc. 6.75%, due 3/1/15	7,310,000	7,191,212
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	1,295,000	1,120,175
	8.25%, due 3/15/12	920,000	913,100
	8.625%, due 8/1/17 (e)	3,490,000	3,411,475
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	2,985,000	3,179,025
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (a)(b)	644,697	386,818
			35,906,178
	Environmental Controls 0.7%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,805,000	2,847,075
	Geo Sub Corp. 11.00%, due 5/15/12	8,780,000	8,582,450
			11,429,525
	Finance - Auto Loans 2.9%
¤	Ford Motor Credit Co. LLC
	5.507%, due 6/15/11 (h)	5,535,000	5,645,700
	7.25%, due 10/25/11	8,545,000	8,834,599
	7.50%, due 8/1/12	3,130,000	3,241,056
	7.875%, due 6/15/10	4,635,000	4,678,105
	8.00%, due 6/1/14	10,630,000	11,190,796
	8.00%, due 12/15/16	155,000	163,312
	8.125%, due 1/15/20	3,735,000	3,917,907
	9.875%, due 8/10/11	2,930,000	3,107,508
	12.00%, due 5/15/15	1,510,000	1,803,991
	General Motors Acceptance Corp. LLC 6.75%, due 12/1/14	5,080,000	5,048,011
			47,630,985
	Finance - Other Services 0.2%
	American Real Estate Partners, L.P./American Real Estate Finance Corp. 4.00%, due 8/15/13 (e)(h)	4,390,000	3,885,150

	Food 2.1%
	American Stores Co. 8.00%, due 6/1/26	4,495,000	3,944,362
	ASG Consolidated LLC/ASG Finance, Inc. 11.50%, due 11/1/11	2,885,000	2,899,425
	B&G Foods, Inc. 7.625%, due 1/15/18	3,185,000	3,244,719
	M-Foods Holding, Inc. 9.75%, due 10/1/13 (e)	2,605,000	2,692,919
	Michael Foods, Inc. 8.00%, due 11/15/13	260,000	267,150
	Stater Brothers Holdings 7.75%, due 4/15/15	1,405,000	1,419,050
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (a)(b)	6,300,000	6,237,000
	7.75%, due 3/1/18	3,070,000	3,185,125
	Tyson Foods, Inc.
	7.85%, due 4/1/16	1,910,000	2,053,250
	8.25%, due 10/1/11	1,185,000	1,276,838
	10.50%, due 3/1/14	5,655,000	6,715,312
			33,935,150
	Forest Products & Paper 2.7%
	Bowater, Inc. 9.375%, due 12/15/21 (c)	7,854,700	2,906,239
	Domtar Corp. 7.875%, due 10/15/11	8,498,000	9,071,615
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (e)	2,185,000	2,261,475
	7.125%, due 1/15/17 (e)	1,231,000	1,280,240
	7.25%, due 6/1/28	4,180,000	4,138,200
	7.375%, due 12/1/25	1,310,000	1,303,450
	7.75%, due 11/15/29	64,000	64,000
	8.00%, due 1/15/24	3,469,000	3,677,140
	8.125%, due 5/15/11	7,670,000	8,053,500
	8.875%, due 5/15/31	6,895,000	7,481,075
	Georgia-Pacific LLC 9.50%, due 12/1/11	595,000	651,525
	Weyerhaeuser Co.
	6.75%, due 3/15/12	2,100,000	2,239,608
	6.875%, due 12/15/33	495,000	440,119
			43,568,186
	Hand & Machine Tools 0.0%‡
	Baldor Electric Co. 8.625%, due 2/15/17	750,000	793,125

	Health Care - Products 1.6%
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	5,330,587
	11.625%, due 10/15/17	4,045,000	4,530,400
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	5,215,000	5,527,900
	Invacare Corp. 9.75%, due 2/15/15	4,890,000	5,256,750
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	5,065,000	5,368,900
			26,014,537
	Health Care - Services 3.0%
	Centene Corp. 7.25%, due 4/1/14	2,660,000	2,636,725
	Community Health Systems, Inc. 8.875%, due 7/15/15	6,105,000	6,318,675
	DaVita, Inc. 6.625%, due 3/15/13	3,950,000	3,974,687
¤	HCA, Inc.
	5.75%, due 3/15/14	2,770,000	2,614,188
	6.25%, due 2/15/13	280,000	277,900
	6.30%, due 10/1/12	4,270,000	4,264,662
	6.375%, due 1/15/15	1,661,000	1,577,950
	6.75%, due 7/15/13	3,095,000	3,095,000
	7.19%, due 11/15/15	93,000	87,885
	7.875%, due 2/1/11	3,700,000	3,790,187
	8.50%, due 4/15/19 (e)	1,470,000	1,581,169
	8.75%, due 9/1/10	3,510,000	3,580,200
	9.00%, due 12/15/14	440,000	445,500
	9.125%, due 11/15/14	480,000	507,000
	9.875%, due 2/15/17 (e)	1,035,000	1,128,150
	Healthsouth Corp. 8.125%, due 2/15/20	3,090,000	3,074,550
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	2,490,000	2,536,688
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	1,904,000	2,003,960
	Sun Healthcare Group, Inc. 9.125%, due 4/15/15	4,095,000	4,207,612
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, due 2/1/18 (e)	1,015,000	987,088
			48,689,776
	Holding Company - Diversified 0.3%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	4,642,400

	Household Products & Wares 0.9%
	Central Garden and Pet Co. 8.25%, due 3/1/18	4,785,000	4,850,794
	Jarden Corp. 7.50%, due 5/1/17	4,055,000	4,110,756
	Libbey Glass, Inc. 10.00%, due 2/15/15 (e)	6,175,000	6,499,187
			15,460,737
	Insurance 1.8%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (e)	2,690,000	2,770,407
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	11,475,000	11,360,250
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (e)	6,175,000	5,989,750
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (a)(c)(e)	555,000	5,606
	9.15%, due 7/1/26 (a)(c)(e)	12,235,000	123,573
	USI Holdings Corp.
	4.125%, due 11/15/14 (e)(h)	2,080,000	1,773,200
	9.75%, due 5/15/15 (e)	3,599,000	3,401,055
	Willis North America, Inc. 6.20%, due 3/28/17	3,410,000	3,454,644
			28,878,485
	Internet 0.4%
	Expedia, Inc.
	7.456%, due 8/15/18	1,100,000	1,223,750
	8.50%, due 7/1/16 (e)	4,795,000	5,322,450
			6,546,200
	Iron & Steel 0.4%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	4,420,000	4,257,410
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	85,000	89,214
	9.375%, due 6/1/19	2,600,000	3,025,157
			7,371,781
	Leisure Time 0.2%
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14	3,935,000	3,389,019

	Lodging 1.4%
	Boyd Gaming Corp. 7.75%, due 12/15/12	945,000	942,638
	MGM Mirage Inc. 13.00%, due 11/15/13	2,675,000	3,116,375
	San Pasqual Casino 8.00%, due 9/15/13 (e)	1,815,000	1,724,250
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.757%, due 3/15/14 (e)(h)	3,760,000	3,346,400
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	2,689,650
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	2,575,000	2,703,750
	7.875%, due 5/1/12	4,224,000	4,572,480
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14	3,165,000	3,157,087
			22,252,630
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 8.875%, due 3/15/11	3,640,000	3,831,100

	Media 3.2%
¤	Charter Communications Operating LLC
	8.00%, due 4/30/12 (e)	13,299,000	14,130,187
	8.375%, due 4/30/14 (e)	6,405,000	6,581,138
	CSC Holdings, Inc.
	6.75%, due 4/15/12	915,000	957,319
	8.50%, due 4/15/14 (e)	6,575,000	7,002,375
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (e)(g)	1,665,000	1,848,150
	HSN, Inc. 11.25%, due 8/1/16	5,075,000	5,760,125
	Morris Publishing Group LLC 10.00%, due 9/1/14 (a)(g)	2,621,391	2,424,787
	Nielsen Finance LLC/Nielsen Finance Co. 10.00%, due 8/1/14	620,000	649,450
	Rainbow National Services LLC
	8.75%, due 9/1/12 (e)	2,940,000	2,987,775
	10.375%, due 9/1/14 (e)	8,515,000	8,972,681
	Vertis, Inc. 18.50%, due 10/1/12 (g)	842,717	813,222
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (a)(b)(g)(h)	1,188,388	232,924
			52,360,133
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc. 7.375%, due 6/1/17	2,705,000	2,441,263
	Neenah Foundry Co. 9.50%, due 1/1/17 (c)	5,355,000	2,905,087
			5,346,350
	Mining 0.8%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	1,375,000	1,497,031
	8.375%, due 4/1/17	10,650,000	11,848,125
			13,345,156
	Miscellaneous - Manufacturing 2.0%
	Actuant Corp. 6.875%, due 6/15/17	3,030,000	2,939,100
	Amsted Industries, Inc. 8.125%, due 3/15/18 (e)	9,780,000	9,780,000
	Koppers, Inc. 7.875%, due 12/1/19 (e)	3,805,000	3,919,150
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	4,845,000	5,038,800
	Sally Holdings LLC 9.25%, due 11/15/14	5,900,000	6,254,000
	SPX Corp. 7.625%, due 12/15/14	4,095,000	4,284,394
			32,215,444
	Office Furnishings 0.1%
	Interface, Inc. 9.50%, due 2/1/14	2,253,000	2,320,590

	Oil & Gas 9.8%
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. 12.125%, due 8/1/17	2,580,000	2,954,100
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,316,287
	Chaparral Energy, Inc. 8.50%, due 12/1/15	5,480,000	5,000,500
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,215,000	8,915,512
	6.625%, due 1/15/16	3,465,000	3,395,700
	7.50%, due 6/15/14	1,910,000	1,938,650
	Comstock Resources, Inc. 6.875%, due 3/1/12	3,565,000	3,556,087
	Continental Resources, Inc. 8.25%, due 10/1/19	3,620,000	3,837,200
	Denbury Resources, Inc.
	7.50%, due 4/1/13	1,298,000	1,310,980
	7.50%, due 12/15/15	3,065,000	3,126,300
	8.25%, due 2/15/20	5,435,000	5,761,100
	Forest Oil Corp.
	7.25%, due 6/15/19	2,557,000	2,569,785
	8.00%, due 12/15/11	3,885,000	4,098,675
	Frontier Oil Corp.
	6.625%, due 10/1/11	3,350,000	3,375,125
	8.50%, due 9/15/16	600,000	615,000
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (e)	4,310,000	4,256,125
	9.00%, due 6/1/16 (e)	2,895,000	3,010,800
	Holly Corp. 9.875%, due 6/15/17 (e)	4,550,000	4,686,500
	KCS Energy, Inc. 7.125%, due 4/1/12	5,295,000	5,295,000
	Linn Energy LLC
	9.875%, due 7/1/18	3,930,000	4,205,100
	11.75%, due 5/15/17 (e)	3,820,000	4,335,700
	Mariner Energy, Inc.
	7.50%, due 4/15/13	3,115,000	3,138,363
	8.00%, due 5/15/17	1,570,000	1,542,525
	Newfield Exploration Co.
	6.625%, due 9/1/14	6,425,000	6,601,687
	6.625%, due 4/15/16	5,060,000	5,148,550
	7.125%, due 5/15/18	35,000	35,525
	Parker Drilling Co. 9.625%, due 10/1/13	6,770,000	6,987,182
	Penn Virginia Corp. 10.375%, due 6/15/16	2,400,000	2,604,000
	PetroHawk Energy Corp. 10.50%, due 8/1/14	3,615,000	3,990,056
	Petroquest Energy, Inc. 10.375%, due 5/15/12	6,370,000	6,433,700
	Pioneer Drilling Co. 9.875%, due 3/15/18 (e)	3,325,000	3,291,750
	Plains Exploration & Production Co.
	7.00%, due 3/15/17	175,000	172,375
	7.625%, due 6/1/18	172,000	173,720
	10.00%, due 3/1/16	4,640,000	5,127,200
	Pride International, Inc. 7.375%, due 7/15/14	3,710,000	3,821,300
	Range Resources Corp.
	7.375%, due 7/15/13	4,025,000	4,105,500
	8.00%, due 5/15/19	2,980,000	3,181,150
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	4,083,200
	8.625%, due 2/1/17	2,400,000	2,364,000
	United Refining Co. 10.50%, due 8/15/12	2,035,000	1,943,425
	W&T Offshore, Inc. 8.25%, due 6/15/14 (e)	4,995,000	4,670,325
	Whiting Petroleum Corp.
	7.00%, due 2/1/14	6,381,000	6,532,549
	7.25%, due 5/1/12	765,000	766,913
	7.25%, due 5/1/13	1,855,000	1,878,188
			159,153,409
	Oil & Gas Services 0.2%
	Complete Production Services, Inc. 8.00%, due 12/15/16		3,815,000	3,776,850

	Packaging & Containers 2.1%
¤	Ball Corp.
	6.75%, due 9/15/20		3,115,000	3,169,512
	6.875%, due 12/15/12		6,870,000	6,938,700
	7.125%, due 9/1/16		2,790,000	2,964,375
	7.375%, due 9/1/19		2,805,000	2,955,769
	Crown Americas LLC/Crown Americas Capital Corp. 7.625%, due 11/15/13		660,000	679,800
	Owens-Brockway Glass Container, Inc.
	6.75%, due 12/1/14		4,035,000	4,115,700
	7.375%, due 5/15/16		1,750,000	1,837,500
	8.25%, due 5/15/13		1,815,000	1,837,688
	Plastipak Holdings, Inc. 10.625%, due 8/15/19		3,580,000	3,982,750
	10.625%, due 8/15/19 (e)		3,603,000	4,008,337
	Silgan Holdings, Inc. 7.25%, due 8/15/16		2,295,000	2,381,063
				34,871,194
	Pharmaceuticals 1.0%
	BioScrip, Inc. 10.25%, due 10/1/15 (e)		1,110,000	1,129,425
	Catalent Pharma Solutions, Inc. 10.25%, due 4/15/15 (g)		6,565,056	6,450,168
	NBTY, Inc. 7.125%, due 10/1/15		3,455,000	3,480,912
	Valeant Pharmaceuticals International 8.375%, due 6/15/16 (e)		4,585,000	4,791,325
				15,851,830
	Pipelines 2.9%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11		395,000	446,899
	9.625%, due 11/1/21		7,515,000	10,304,343
	Cedar Brakes II LLC 9.875%, due 9/1/13 (e)		3,083,828	3,140,262
	Copano Energy LLC 8.125%, due 3/1/16		2,260,000	2,291,075
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18		5,145,000	5,132,137
	Crosstex Energy/Crosstex Energy Finance Corp. 8.875%, due 2/15/18 (e)		2,585,000	2,665,781
	El Paso Natural Gas Co.
	7.50%, due 11/15/26		1,435,000	1,561,390
	7.625%, due 8/1/10		3,975,000	3,979,969
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14		4,050,000	3,969,000
	8.50%, due 7/15/16		6,065,000	6,163,556
	8.75%, due 4/15/18		830,000	851,788
	Northwest Pipeline Corp. 7.125%, due 12/1/25		2,195,000	2,557,557
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13		1,981,000	2,055,287
	Southern Natural Gas Co. 7.35%, due 2/15/31		1,190,000	1,259,909
	Tennessee Gas Pipeline Co. 7.625%, due 4/1/37		1,005,000	1,111,260
				47,490,213
	Real Estate Investment Trusts 1.6%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14		2,145,000	2,166,450
	Host Marriott, L.P.
	6.375%, due 3/15/15		2,675,000	2,654,937
	Series Q 6.75%, due 6/1/16		9,400,000	9,423,500
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14		5,200,000	5,187,000
	Trustreet Properties, Inc. 7.50%, due 4/1/15		6,700,000	6,903,975
				26,335,862
	Retail 2.8%
	AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16		995,000	1,004,950
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17		675,000	642,938
	8.00%, due 3/15/14		550,000	551,375
	AutoNation, Inc.
	2.251%, due 4/15/13 (h)		2,500,000	2,525,000
	6.75%, due 4/15/18		4,895,000	4,852,169
	7.00%, due 4/15/14		3,945,000	4,083,075
	Freedom Group, Inc. 10.25%, due 8/1/15 (e)		2,115,000	2,236,612
	Limited Brands, Inc.
	6.125%, due 12/1/12		900,000	945,000
	8.50%, due 6/15/19		2,110,000	2,352,650
	Penske Auto Group, Inc. 7.75%, due 12/15/16		7,314,000	7,039,725
	QVC, Inc.
	7.125%, due 4/15/17 (e)		2,310,000	2,324,437
	7.375%, due 10/15/20 (e)		925,000	929,625
	Rite Aid Corp.
	9.375%, due 12/15/15		155,000	133,300
	9.50%, due 6/15/17		2,353,000	1,976,520
	Sonic Automotive, Inc. 9.00%, due 3/15/18 (e)		5,640,000	5,781,000
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13		3,006,000	3,058,605
	Susser Holdings LLC/Susser Finance Corp. 10.625%, due 12/15/13		3,375,000	3,510,000
	Wendy's International, Inc. 6.25%, due 11/15/11		1,065,000	1,110,263
				45,057,244
	Software 0.5%
	Open Solutions, Inc. 9.75%, due 2/1/15 (e)		2,140,000	1,843,075
	SS&C Technologies, Inc. 11.75%, due 12/1/13		5,405,000	5,736,056
				7,579,131
	Telecommunications 3.6%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		6,615,000	4,663,575
	American Tower Corp. 7.25%, due 5/15/19 (e)		1,545,000	1,738,125
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (e)		8,745,000	9,532,050
	Crown Castle International Corp.
	7.125%, due 11/1/19		6,835,000	6,920,437
	9.00%, due 1/15/15		940,000	1,017,550
	DigitalGlobe, Inc. 10.50%, due 5/1/14 (e)		2,820,000	3,038,550
	GCI, Inc.
	7.25%, due 2/15/14		3,645,000	3,649,556
	8.625%, due 11/15/19 (e)		4,835,000	4,925,656
	GeoEye, Inc. 9.625%, due 10/1/15 (e)		2,060,000	2,106,350
	iPCS, Inc. 2.374%, due 5/1/13 (h)		1,525,000	1,410,625
	Lucent Technologies, Inc. 6.50%, due 1/15/28		3,410,000	2,395,525
	Qwest Corp.
	7.50%, due 10/1/14		1,655,000	1,808,088
	8.875%, due 3/15/12		4,820,000	5,277,900
	SBA Telecommunications, Inc. 8.25%, due 8/15/19 (e)		3,905,000	4,158,825
	Sprint Nextel Corp. 8.375%, due 8/15/17		5,380,000	5,406,900
				58,049,712
	Textiles 0.9%
	INVISTA 9.25%, due 5/1/12 (e)		14,065,000	14,240,813

	Transportation 0.8%
	KAR Holdings, Inc.
	8.75%, due 5/1/14		2,175,000	2,218,500
	10.00%, due 5/1/15		6,060,000	6,363,000
	Martin Midstream Partners, L.P. 8.875%, due 4/1/18 (e)		4,110,000	4,151,100
				12,732,600
	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		3,540,000	3,221,400

	Total Corporate Bonds (Cost $1,193,979,474)			1,238,023,014

	Foreign Bond 0.4%
	Media 0.4%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	5,470,000	6,116,824

	Total Foreign Bond (Cost $4,334,444)			6,116,824

	Loan Assignments & Participations 5.3% (i)
	Aerospace & Defense 0.1%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.00%, due 7/31/14	$1,133,506	1,060,772
	Tranche B2 Term Loan 4.00%, due 7/31/14	1,101,194	1,030,534
			2,091,306
	Auto Manufacturers 0.5%
	Ford Motor Co. Term Loan 3.258%, due 12/16/13	8,823,719	8,509,374

	Commercial Services 0.3%
	Lender Processing Services, Inc. Term Loan A 2.248%, due 7/2/13	5,100,000	5,074,500

	Diversified Financial Services 0.6%
	DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan 6.73%, due 8/3/12	10,195,000	10,076,055

	Electric 1.1%
	Calpine Corp. First Priority Term Loan 3.165%, due 3/29/14	2,197,065	2,124,733
¤	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.73%, due 10/10/14	10,398,375	8,522,332
	Term Loan B3 3.73%, due 10/10/14	9,190,306	7,449,202
			18,096,267
	Health Care - Services 1.0%
	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.502%, due 7/25/14	592,534	576,983
	Term Loan 2.502%, due 7/25/14	8,283,494	8,066,093
¤	HCA, Inc.
	Term Loan A 1.79%, due 11/16/12	1,662,753	1,614,949
	Term Loan B 2.54%, due 11/18/13	6,419,543	6,260,628
			16,518,653
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (a)(b)	1,892,489	99,356

	Media 0.9%
¤	Charter Communications Operating LLC
	Replacement Term Loan 2.30%, due 3/6/14	771,761	744,553
	Extended Term Loan 3.55%, due 9/6/16	6,264,846	6,043,979
	Nielsen Finance LLC Class A Term Loan 2.229%, due 8/9/13	7,810,018	7,476,756
			14,265,288
	Miscellaneous - Manufacturing 0.2%
	Neenah Foundry Co. DIP Term Loan 6.25%, due 11/5/10 (a)(b)(j)	2,750,000	2,750,000

	Retail 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan C 5.246%, due 1/19/13	4,500,000	4,402,498

	Telecommunications 0.3%
	Qwest Corp. Term Loan B 6.95%, due 6/30/10	4,250,000	4,265,937

	Total Loan Assignments & Participations (Cost $89,406,137)		86,149,234

	Yankee Bonds 10.0% (k)
	Chemicals 1.0%
¤	Nova Chemicals Corp.
	3.649%, due 11/15/13 (h)	6,430,000	6,060,275
	6.50%, due 1/15/12	5,405,000	5,540,125
	8.375%, due 11/1/16 (e)	3,835,000	3,940,462
			15,540,862
	Commercial Services 0.5%
	National Money Mart Co. 10.375%, due 12/15/16 (e)	7,825,000	8,304,281

	Diversified Financial Services 0.7%
	MU Finance PLC 8.375%, due 2/1/17 (e)	4,120,000	4,063,350
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18 (e)	8,020,000	8,040,050
			12,103,400
	Entertainment 0.5%
	Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (e)	7,785,000	8,115,863

	Forest Products & Paper 0.6%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (e)	2,735,000	3,090,550
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	7,545,000	6,601,875
			9,692,425
	Health Care - Products 0.5%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	7,440,000	8,081,700

	Insurance 0.8%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16	5,515,000	5,970,627
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,090,375
	7.75%, due 7/15/37	135,000	128,250
	8.30%, due 4/15/26	4,645,000	4,645,000
			13,834,252
	Leisure Time 0.3%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(b)(e)	3,350,000	4,610,585

	Media 1.4%
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,679,000	10,812,488
	Videotron Ltee 9.125%, due 4/15/18	10,830,000	12,034,837
			22,847,325
	Oil & Gas Services 0.3%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (e)	5,590,000	5,645,900

	Pharmaceuticals 0.2%
	Angiotech Pharmaceuticals, Inc. 4.002%, due 12/1/13 (h)	3,165,000	2,579,475

	Telecommunications 3.1%
¤	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	17,635,000	17,899,525
	8.875%, due 1/15/15	1,415,000	1,460,988
	8.875%, due 1/15/15 (e)	1,415,000	1,453,913
	Millicom International Cellular S.A. 10.00%, due 12/1/13	8,365,000	8,678,687
	Nortel Networks, Ltd.
	10.125%, due 7/15/13 (c)	1,065,000	852,000
	10.75%, due 7/15/16 (c)	5,325,000	4,279,969
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (e)	5,205,000	5,413,200
	Virgin Media Finance PLC
	8.375%, due 10/15/19	5,325,000	5,471,437
	9.50%, due 8/15/16	4,930,000	5,386,025
			50,895,744
	Transportation 0.1%
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	1,380,000	1,390,350

	Total Yankee Bonds (Cost $153,581,946)		163,642,162

	Total Long-Term Bonds (Cost $1,446,339,796)		1,499,631,262

	Shares	Value
Common Stocks 0.1%
Commercial Services 0.0%‡
World Color Press, Inc. (f)	62,320	744,724

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (a)(b)(f)	172,016	1,720

Media 0.0%‡
Adelphia Contingent Value Vehicle (a)(b)(f)	2,207,279	22,073

Telecommunications 0.1%
Loral Space & Communications, Ltd. (f)	43,456	1,526,175
Remote Dynamics, Inc. (f)	4	0	(l)
		1,526,175
Total Common Stocks (Cost $12,620,170)		2,294,692

Convertible Preferred Stock 0.3%
Software 0.3%
QuadraMed Corp. 5.50% (a)(b)(d)	278,000	4,170,000

Total Convertible Preferred Stock (Cost $6,646,200)		4,170,000

Preferred Stocks 0.3%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (a)(b)(f)	2,059	21

Real Estate Investment Trusts 0.3%
Sovereign Real Estate Investment Corp. 12.00% (a)(e)	4,700	5,369,750

Total Preferred Stocks (Cost $6,397,288)		5,369,771

	Number of Warrants	Value
Warrants 0.0%‡
Commercial Services 0.0%‡
World Color Press, Inc. Strike Price $13.00 Expires 7/20/14 (f)	35,320	185,430
Strike Price $16.30 Expires 7/20/14 (f)	35,320	114,790
		300,220
Media 0.0%‡
ION Media Networks, Inc. Expires 3/12/13 (a)(b)(f)	361,978	3,620

Total Warrants (Cost $1,254,857)		303,840

	Principal Amount	Value
Short-Term Investment 6.0%
Repurchase Agreement 6.0%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $97,506,976 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 4/8/10, with a Principal Amount of $99,460,000 and a Market Value of $99,460,000)	$97,506,949	97,506,949

Total Short-Term Investment (Cost $97,506,949)		97,506,949

Total Investments (Cost $1,570,765,260) (m)	98.6%	1,609,276,514

Other Assets, Less Liabilities	1.4	22,412,370
Net Assets	100.0%	$1,631,688,884

¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security. The total market value of these securities at March 31, 2010 is $27,069,947, which represents 1.7% of the Portfolio's net assets.
(b)	Fair valued security. The total market value of these securities at March 31, 2010 is $19,140,231, which represents 1.2% of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Floating rate - Rate shown is the rate in effect at March 31, 2010.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2010. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Less than one dollar.
(m)	At March 31, 2010, cost is $1,575,495,598 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$87,748,551
Gross unrealized depreciation	(53,967,635)
Net unrealized appreciation	$33,780,916

The following abbreviation is used in the above portfolio:
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$5,698,938	$1,090	$5,700,028
Corporate Bonds (c)	—	1,230,541,248	7,481,766	1,238,023,014
Foreign Bond	—	6,116,824	—	6,116,824
Loan Assignments & Participations (d)	—	83,299,878	2,849,356	86,149,234
Yankee Bonds (e)	—	159,031,577	4,610,585	163,642,162
Total Long-Term Bonds	—	1,484,688,465	14,942,797	1,499,631,262
Common Stocks (f)	2,270,899	—	23,793	2,294,692
Convertible Preferred Stocks (g)	—	—	4,170,000	4,170,000
Preferred Stocks (h)	5,369,750	—	21	5,369,771
Warrants (i)	300,220	—	3,620	303,840
Short-Term Investment
Repurchase Agreement	—	97,506,949	—	97,506,949
Total Investments in Securities	$7,940,869	$1,582,195,414	$19,140,231	$1,609,276,514

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,090 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $625,024, $386,818, $6,237,000 and $232,924 are held in Commercial Services, Entertainment, Food and Media, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)
The level 3 security valued at $99,356 and $2,750,000 is held in Machinery and Miscellaneous – Manufacturing, respectively, within the Loan Assignments & Participations section of the Portfolio of Investments.

(e)	The level 3 security valued at $4,610,585 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)	The level 3 securities valued at $1,720 and $22,073 are held in Machinery and Media, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The level 3 security valued at $4,170,000 is held in Software within the Convertible Preferred Stock section of the Portfolio of Investments.
(h)	The level 3 security valued at $21 is held in Machinery within the Preferred Stocks section of the Portfolio of Investments.
(i)	The level 3 security valued at $3,620 is held in Media within the Warrants section of the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2. The following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2010
Long-Term Bonds
Convertible Bonds
Internet	$1,090	$-	$-	$-	$-	$-	$-	$-	$1,090	$-
Corporate Bonds
Commercial Services	625,024	-	-	-	-	-	-	-	625,024	-
Entertainment	412,585	3,887	8,562	4,728	-	(42,944)	-	-	386,818	(3,888)
Food	-	-	-	31,500	6,205,500	-	-	-	6,237,000	31,500
Media	275,699	3,295	-	(71,344)	25,274	-	-	-	232,924	(71,344)
Loan Assignments & Participations
Machinery	246,534	(152,808)	-	(33,220)	38,850	-	-	-	99,356	(33,220)
Miscellaneous - Manufacturing	-	-	-	-	2,750,000	-	-	-	2,750,000	-
Yankee Bonds			-	-	-	-			-	-
Leisure Time	4,557,203	-	-	53,382	-	-	-	-	4,610,585	53,382
Common Stocks
Advertising	-	-	-	-	-	-	-	-	-	-
Commercial Services	-	-	-	-	-	-	-	-	-	-
Machinery	1,720	-	-	-	-	-	-	-	1,720	-
Media	22,073	-	-	-	-	-	-	-	22,073	-
Convertible Preferred Stock
Software	-	-	-	(2,476,200)	6,646,200	-	-	-	4,170,000	(2,476,200)
Preferred Stocks
Machinery	21	-	-	-	-	-	-	-	21	-
Warrants
Media	-	-	-	2,521	1,099	-	-	-	3,620	2,521
Total	$6,141,949	$(145,626)	$8,562	$(2,488,633)	$15,666,923	$(42,944)	$-	$-	$19,140,231	$(2,497,249)

As of March 31, 2010, the Portfolio held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	410,250	USD	360,846	USD	403,929
Total			USD	360,846	USD	403,929

	As of March 31, 2010, the Portfolio held the following restricted securities:

		Date(s) of	Principal Amount/		3/31/10	Percent of
	Security	Acquisition	Shares	Cost	Value	Net Assets
	At Home Corp.
	Convertible Bond 0.525%, due 12/28/18	8/31/01	$1,869,975	$-	$187	0.0	%‡
	Convertible Bond 4.75%, due 12/31/49	8/27/01	9,032,054	$58,488	903	0.0	‡
	QuadraMed Corp.
	Convertible Preferred Stock 5.50%	6/16/04-2/1/06	278,000	6,646,200	4,170,000	0.3
	Total			$6,704,688	$4,171,090	0.3%

‡	Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.2%†
	Aerospace & Defense 3.7%
¤	Honeywell International, Inc.	949,100	$42,965,757

	Auto Components 2.9%
	Johnson Controls, Inc.	990,200	32,666,698

	Beverages 5.5%
¤	PepsiCo, Inc.	950,400	62,878,464

	Commercial Banks 11.0%
	BB&T Corp.	955,850	30,959,981
¤	U.S. Bancorp	1,756,350	45,454,338
¤	Wells Fargo & Co.	1,586,150	49,360,988
			125,775,307
	Communications Equipment 5.2%
	Cisco Systems, Inc. (a)	1,103,900	28,734,517
	QUALCOMM, Inc.	734,950	30,860,551
			59,595,068
	Computers & Peripherals 3.0%
	Hewlett-Packard Co.	640,049	34,018,604

	Diversified Financial Services 3.4%
	JPMorgan Chase & Co.	880,164	39,387,339

	Energy Equipment & Services 3.2%
	Halliburton Co.	1,230,726	37,081,774

	Health Care Equipment & Supplies 2.6%
	Covidien PLC	587,050	29,516,874

	Industrial Conglomerates 1.1%
	Textron, Inc.	613,100	13,016,113

	Insurance 4.7%
	Aflac, Inc.	523,400	28,415,386
	Aon Corp.	588,200	25,122,022
			53,537,408
	IT Services 1.5%
	Accenture PLC Class A	398,450	16,714,978

	Machinery 5.6%
	Caterpillar, Inc.	658,700	41,399,295
	Cummins, Inc.	371,550	23,017,522
			64,416,817
	Media 3.6%
	Viacom, Inc. Class B (a)	1,193,400	41,029,092

	Metals & Mining 3.9%
¤	Newmont Mining Corp.	877,250	44,678,343

	Oil, Gas & Consumable Fuels 10.8%
¤	ConocoPhillips	827,750	42,355,968
	Marathon Oil Corp.	1,303,550	41,244,322
	Occidental Petroleum Corp.	475,134	40,167,828
			123,768,118
	Pharmaceuticals 12.7%
¤	Merck & Co., Inc.	1,278,940	47,768,409
¤	Pfizer, Inc.	2,449,900	42,015,785
¤	Sanofi-Aventis, Sponsored ADR (b)	1,475,500	55,124,680
			144,908,874
	Road & Rail 3.4%
	CSX Corp.	758,500	38,607,650

	Semiconductors & Semiconductor Equipment 3.5%
	Texas Instruments, Inc.	1,660,683	40,636,913

	Specialty Retail 4.2%
¤	Lowe's Cos., Inc.	1,997,050	48,408,492

	Wireless Telecommunication Services 2.7%
	Vodafone Group PLC, Sponsored ADR (b)	1,341,200	31,236,548

	Total Common Stocks (Cost $970,958,031)		1,124,845,231

	Principal Amount	Value
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $19,900,977 (Collateralized by a United States Treasury Bill with a rate of 0.162% and a maturity date of 7/22/10, with a Principal Amount of $20,310,000 and a Market Value of $20,299,845)	$19,900,972	19,900,972

Total Short-Term Investment (Cost $19,900,972)		19,900,972

Total Investments (Cost $990,859,003) (c)	100.0%	1,144,746,203

Other Assets, Less Liabilities	0.0 ‡	490,824
Net Assets	100.0%	$1,145,237,027

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2010, cost is $1,014,013,878 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$161,618,512
Gross unrealized depreciation	(30,886,187)
Net unrealized appreciation	$130,732,325

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,124,845,231	$—	$—	$1,124,845,231
Short-Term Investment
Repurchase Agreement	—	19,900,972	—	19,900,972
Total Investments in Securities	$1,124,845,231	$19,900,972	$—	$1,144,746,203

(a)	For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments ††† March 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 40.8%†
	Asset-Backed Securities 1.4%
	Airlines 0.2%
	Continental Airlines, Inc. Series A 7.25%, due 11/10/19	$450,000	$481,500

	Diversified Financial Services 0.0%‡
	USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (a)(b)	47,018	47,021

	Home Equity 1.2%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (c)	214,463	210,976
	Series 2006-1, Class A3 5.706%, due 7/25/36 (c)	368,119	364,611
	GSAA Home Equity Trust Series 2006-14, Class A1 0.296%, due 9/25/36 (d)	3,663,277	1,859,416
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.296%, due 11/25/36 (d)	1,089,332	787,878
			3,222,881
	Total Asset-Backed Securities (Cost $3,804,590)		3,751,402

	Convertible Bonds 8.7%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	292,000	308,790
	Triumph Group, Inc. 2.625%, due 10/1/26	217,000	291,865
			600,655
	Auto Parts & Equipment 0.4%
	BorgWarner, Inc. 3.50%, due 4/15/12	834,000	1,094,625

	Biotechnology 0.4%
¤	Amgen, Inc. 0.375%, due 2/1/13	1,049,000	1,068,669

	Coal 0.1%
	Peabody Energy Corp. 4.75%, due 12/15/66	187,000	203,363

	Commercial Services 0.1%
	Alliance Data Systems Corp. 1.75%, due 8/1/13	193,000	197,101

	Computers 0.5%
	EMC Corp. 1.75%, due 12/1/11	1,151,000	1,399,904

	Electrical Components & Equipment 0.1%
	General Cable Corp. 0.875%, due 11/15/13	206,000	178,963

	Electronics 0.4%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	687,000	926,591
	TTM Technologies, Inc. 3.25%, due 5/15/15	201,000	179,393
			1,105,984
	Energy - Alternate Sources 0.2%
	Covanta Holding Corp. 1.00%, due 2/1/27	637,000	601,169

	Environmental Controls 0.1%
	Waste Connections, Inc. 3.75%, due 4/1/26	231,000	242,550
	Housewares 0.4%
	Newell Rubbermaid, Inc. 5.50%, due 3/15/14	542,000	1,020,315

	Iron & Steel 0.8%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	877,000	1,288,094
	ArcelorMittal 5.00%, due 5/15/14	278,000	442,715
	Steel Dynamics, Inc. 5.125%, due 6/15/14	134,000	165,490
	United States Steel Corp. 4.00%, due 5/15/14	112,000	235,900
			2,132,199
	Leisure Time 0.4%
	Carnival Corp. 2.00%, due 4/15/21	1,008,000	1,084,860

	Mining 0.5%
	Alcoa, Inc. 5.25%, due 3/15/14	52,000	120,575
	Newmont Mining Corp. 1.25%, due 7/15/14	854,000	1,100,592
			1,221,167
	Miscellaneous - Manufacturing 0.9%
	Danaher Corp. (zero coupon), due 1/22/21	1,034,000	1,199,440
	Ingersoll-Rand Co. 4.50%, due 4/15/12	80,000	160,000
	Textron, Inc. 4.50%, due 5/1/13	630,000	1,096,200
			2,455,640
	Oil & Gas 0.4%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	506,000	417,450
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	315,000	316,575
	Transocean, Inc. Series A 1.625%, due 12/15/37	425,000	425,531
			1,159,556
	Oil & Gas Services 1.4%
	Cameron International Corp. 2.50%, due 6/15/26	1,070,000	1,420,425
	Core Laboratories, L.P. 0.25%, due 10/31/11	444,000	639,360
	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	1,076,000	1,706,805
			3,766,590
	Pharmaceuticals 0.9%
	ALZA Corp. (zero coupon), due 7/28/20	1,113,000	1,053,176
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	1,166,000	1,509,970
			2,563,146
	Retail 0.1%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	242,000	328,212

	Semiconductors 0.1%
	Microchip Technology, Inc. 2.125%, due 12/15/37	120,000	119,700
	ON Semiconductor Corp. 2.625%, due 12/15/26	212,000	217,565
			337,265
	Software 0.3%
	Sybase, Inc. 3.50%, due 8/15/29 (a)	649,000	776,366
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	93,000	112,065
			888,431
	Total Convertible Bonds (Cost $22,848,801)		23,650,364

	Corporate Bonds 25.7%
	Aerospace & Defense 0.5%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (a)	1,325,000	1,378,097

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	181,780

	Airlines 1.7%
	Continental Airlines, Inc. 7.875%, due 1/2/20	1,295,211	1,178,642
	Delta Air Lines, Inc. 11.75%, due 3/15/15 (a)	1,860,000	1,983,225
	Northwest Airlines, Inc. 7.027%, due 11/1/19	1,545,868	1,453,115
			4,614,982
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.625%, due 10/1/28	500,000	420,000

	Banks 1.7%
	AgriBank FCB 9.125%, due 7/15/19	200,000	227,532
	BAC Capital Trust VI 5.625%, due 3/8/35	800,000	660,541
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	54,050
	8.00%, due 12/29/49 (d)	1,000,000	1,020,330
	Citigroup, Inc. 8.125%, due 7/15/39	550,000	634,922
	Goldman Sachs Group, Inc. (The) 6.75%, due 10/1/37	1,075,000	1,073,650
	USB Capital IX 6.189%, due 10/29/49 (d)	135,000	115,425
	Wells Fargo & Co. 7.98%, due 3/29/49 (d)	800,000	836,000
			4,622,450
	Biotechnology 0.5%
¤	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,386,238
	Building Materials 1.1%
	U.S. Concrete, Inc. 8.375%, due 4/1/14 (e)		800,000	472,000
¤	USG Corp.
	6.30%, due 11/15/16		2,265,000	2,027,175
	7.75%, due 1/15/18		545,000	551,131
				3,050,306

	Chemicals 0.6%
	Dow Chemical Co. (The) 8.55%, due 5/15/19		240,000	290,338
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 9.75%, due 11/15/14		1,395,000	1,422,900
				1,713,238
	Commercial Services 0.8%
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14		390,000	386,100
	9.625%, due 3/15/18 (a)		1,010,000	1,055,450
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 1/15/49 (b)(f)(g)		70,000	3,640
	United Rentals North America, Inc. 9.25%, due 12/15/19		745,000	759,900
				2,205,090
	Computers 1.2%
¤	SunGard Data Systems, Inc. 10.25%, due 8/15/15		2,760,000	2,901,450
	Unisys Corp. 14.25%, due 9/15/15 (a)		280,000	333,900
				3,235,350
	Diversified Financial Services 0.9%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (a)		800,000	801,718
	Citigroup, Inc. 8.50%, due 5/22/19		102,500	119,637
	General Electric Capital Corp. 6.875%, due 1/10/39		100,000	107,861
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (d)		1,300,000	1,385,930
				2,415,146
	Electric 1.4%
	Ameren Energy Generating Co. 6.30%, due 4/1/20		120,000	120,590
	DTE Energy Co. 7.625%, due 5/15/14		270,000	307,164
¤	Energy Future Holdings Corp. 11.25%, due 11/1/17 (h)		4,970,000	3,379,600
				3,807,354
	Entertainment 0.3%
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13		945,000	807,975

	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17		500,000	491,250

	Forest Products & Paper 0.5%
	Boise Cascade LLC 7.125%, due 10/15/14		860,000	795,500
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20 (a)		600,000	600,000
				1,395,500
	Health Care - Products 0.5%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15		1,345,000	1,422,337

	Health Care - Services 0.1%
	CIGNA Corp. 8.50%, due 5/1/19		135,000	163,654

	Home Builders 1.4%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16		2,670,000	2,843,550
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,049,946
				3,893,496
	Insurance 3.0%
	Allstate Corp. (The) 6.50%, due 5/15/67 (d)		1,725,000	1,651,688
	American General Finance Corp. 6.90%, due 12/15/17		1,350,000	1,182,477
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		1,725,000	1,540,554
	Hartford Life, Inc. 7.65%, due 6/15/27		245,000	244,495
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (a)		1,195,000	1,057,575
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (a)		1,000,000	1,117,700
	Progressive Corp. (The) 6.70%, due 6/15/37 (d)		1,450,000	1,423,707
				8,218,196
	Lodging 1.1%
¤	MGM Mirage, Inc. 7.50%, due 6/1/16		3,470,000	2,888,775

	Media 2.0%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (a)		1,475,000	1,515,563
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16		4,390,000	2,282,800
	6.875%, due 6/15/18		1,010,000	515,100
	Comcast Corp. 5.70%, due 7/1/19		800,000	835,355
	Morris Publishing Group LLC 10.00%, due 9/1/14 (b)(h)		17,595	16,275
	Time Warner Cable, Inc. 8.25%, due 2/14/14		200,000	234,682
	Time Warner, Inc. 7.70%, due 5/1/32		115,000	132,730
	Ziff Davis Media, Inc. 8.875%, due 7/15/11 (b)(d)(f)(h)		13,556	2,657
				5,535,162
	Mining 0.4%
	Alcoa, Inc. 5.90%, due 2/1/27		440,000	389,764
	Century Aluminum Co. 8.00%, due 5/15/14		606,000	601,455
				991,219
	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)		1,400,000	1,400,000
	GE Capital Trust I 6.375%, due 11/15/67 (d)		1,175,000	1,097,156
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14		575,000	598,000
				3,095,156
	Oil & Gas 1.7%
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,117,058
¤	Linn Energy LLC 8.625%, due 4/15/20 (a)		2,405,000	2,408,006
	Pemex Project Funding Master Trust 6.625%, due 6/15/35		75,000	73,889
	Pride International, Inc. 8.50%, due 6/15/19		1,050,000	1,186,500
				4,785,453
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16		500,000	435,000

	Pipelines 0.5%
	NGPL Pipeco LLC 7.119%, due 12/15/17 (a)		690,000	773,783
	ONEOK, Inc. 6.00%, due 6/15/35		130,000	124,037
	Panhandle Eastern Pipeline Co., L.P. 6.20%, due 11/1/17		430,000	456,522
	Williams Partners, L.P. 3.80%, due 2/15/15 (a)		100,000	99,821
				1,454,163
	Real Estate Investment Trusts 0.1%
	ProLogis 7.375%, due 10/30/19		200,000	205,304

	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (a)(f)		62,132	60,710

	Telecommunications 1.3%
¤	Frontier Communications Corp.
	7.875%, due 1/15/27		1,350,000	1,215,000
	8.125%, due 10/1/18		2,375,000	2,375,000
				3,590,000
	Transportation 0.6%
	KAR Holdings, Inc. 8.75%, due 5/1/14		1,625,000	1,657,500

	Total Corporate Bonds (Cost $67,693,838)			70,120,881

	Foreign Bond 0.8%
	Diversified Financial Services 0.8%
	Nothern Rock Asset Management PLC
	9.375%, due 10/17/21	GBP	2,000,000	2,185,199

	Total Foreign Bond (Cost $2,144,230)			2,185,199

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29		$105,000	142,538
	Republic of Venezuela 6.00%, due 12/9/20		217,000	134,540

	Total Foreign Government Bonds (Cost $279,285)			277,078

	Loan Assignments & Participations 0.8% (i)
	Aerospace & Defense 0.8%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.236%, due 3/26/14		2,595,996	2,177,856
	LC Facility Deposits 2.251%, due 3/26/14		154,004	129,199
				2,307,055
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (b)(f)		31,829	1,671

	Total Loan Assignments & Participations (Cost $2,366,803)			2,308,726

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.867%, due 4/10/49		290,000	278,340
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.476%, due 12/25/36 (a)(b)(d)		213,295	156,187
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40		130,000	133,109
	Series 2007-PW16, Class A4 5.908%, due 6/11/40 (d)		290,000	286,262
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.298%, due 12/10/49 (d)		150,000	151,151
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		480,000	481,955
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.88%, due 6/11/49		200,000	197,552
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.88%, due 2/25/42 (a)(b)(d)(f)		480,998	460,556
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (a)		160,000	166,968

	Total Mortgage-Backed Securities (Cost $2,192,635)			2,312,080

	U.S. Government & Federal Agencies 0.3%
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.3%
	6.00%, due 4/1/37	778,027	821,682

	United States Treasury Bond 0.0%‡
	4.375%, due 11/15/39	115,000	108,747

	Total U.S. Government & Federal Agencies (Cost $887,602)		930,429

	Yankee Bonds 2.1% (j)
	Banks 0.3%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (a)	200,000	197,157
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (a)	310,000	311,990
	UBS A.G. 3.875%, due 1/15/15	150,000	147,980
			657,127
	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (a)(b)(e)	440,000	52,800

	Coal 0.1%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	120,000	124,560

	Diversified Financial Services 0.0%‡
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (a)	100,000	99,789

	Insurance 0.1%
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (a)	250,000	252,296

	Mining 1.0%
¤	Novelis, Inc. 7.25%, due 2/15/15	2,885,000	2,784,025

	Miscellaneous - Manufacturing 0.5%
	Bombardier, Inc. 7.75%, due 3/15/20 (a)	1,400,000	1,463,000

	Oil & Gas 0.1%
	Gazprom International S.A. 7.201%, due 2/1/20 (a)	191,526	203,496
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (a)	100,000	108,750
			312,246
	Total Yankee Bonds (Cost $5,922,169)		5,745,843

	Total Long-Term Bonds (Cost $108,139,953)		111,282,002

		Shares	Value
	Common Stocks 46.8%
	Aerospace & Defense 1.0%
	BAE Systems PLC	213,950	1,205,496
	Meggitt PLC	309,950	1,437,856
			2,643,352
	Agriculture 4.0%
	Altria Group, Inc.	110,850	2,274,642
	British American Tobacco PLC	39,150	1,349,500
	Imperial Tobacco Group PLC	75,500	2,302,881
	Lorillard, Inc.	26,750	2,012,670
	Philip Morris International, Inc.	43,600	2,274,176
	Reynolds American, Inc.	13,800	744,924
			10,958,793
	Apparel 0.3%
	VF Corp.	12,000	961,800

	Auto Manufacturers 0.2%
	Ford Motor Co. (g)	52,500	659,925

	Banks 0.6%
	Banco Santander S.A.	59,350	788,785
	Westpac Banking Corp.	35,100	896,713
			1,685,498
	Beverages 2.1%
	Coca-Cola Co. (The)	11,700	643,500
	Coca-Cola Enterprises, Inc.	31,600	874,056
	Diageo PLC, Sponsored ADR (k)	27,450	1,851,503
	InBev N.V.	46,400	2,337,284
			5,706,343
	Chemicals 1.6%
	Air Liquide S.A.	13,800	1,656,632
	BASF A.G.	20,100	1,246,640
	E.I. du Pont de Nemours & Co.	38,450	1,431,878
			4,335,150
	Commercial Services 0.2%
	Automatic Data Processing, Inc.	15,000	667,050
	World Color Press, Inc. (g)	41	490
			667,540
	Distribution & Wholesale 0.5%
	Genuine Parts Co.	31,500	1,330,560

	Diversified Financial Services 1.6%
	CIT Group, Inc. (g)	28,000	1,090,880
	Citigroup, Inc. (g)	165,000	668,250
	Federated Investors, Inc. Class B	21,550	568,489
	NYSE Euronext	39,800	1,178,478
	Redecard S.A.	53,900	997,166
			4,503,263
	Electric 5.1%
	Duke Energy Corp.	106,100	1,731,552
	Fortum Oyj	25,050	612,730
	National Grid PLC	154,750	1,506,454
	NSTAR	19,050	674,751
	OGE Energy Corp.	38,100	1,483,614
	Progress Energy, Inc.	15,750	619,920
	RWE A.G.	13,350	1,182,846
	SCANA Corp.	15,750	592,042
	Scottish & Southern Energy PLC	66,100	1,104,377
	Southern Co. (The)	37,300	1,236,868
	TECO Energy, Inc.	79,050	1,256,104
	Terna S.p.A.	256,200	1,108,182
	Westar Energy, Inc.	42,050	937,715
			14,047,155
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	26,100	1,313,874

	Engineering & Construction 0.6%
	Vinci S.A.	27,550	1,623,677

	Environmental Controls 0.4%
	Waste Management, Inc.	28,200	970,926

	Food 1.6%
	H.J. Heinz Co.	21,750	992,017
	Kellogg Co.	18,050	964,412
¤	Nestle S.A. Registered	48,400	2,478,756
			4,435,185
	Food Services 0.4%
	Compass Group PLC	141,200	1,127,065

	Gas 1.3%
	Nicor, Inc.	22,500	943,200
	NiSource, Inc.	69,000	1,090,200
	Vectren Corp.	23,700	585,864
	WGL Holdings, Inc.	24,250	840,262
			3,459,526
	Health Care - Products 0.8%
	Johnson & Johnson	32,650	2,128,780

	Household Products & Wares 0.8%
	Kimberly-Clark Corp.	26,100	1,641,168
	Tupperware Brands Corp.	13,550	653,381
			2,294,549
	Insurance 1.5%
	Arthur J. Gallagher & Co.	58,950	1,447,223
	MetLife, Inc.	16,450	712,943
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	6,000	973,684
	SCOR SE	34,100	861,269
			3,995,119
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(f)	2,893	29

	Media 1.4%
	Pearson PLC	105,350	1,656,238
	Shaw Communications, Inc.	62,200	1,231,568
	Vivendi S.A.	38,850	1,039,748
			3,927,554
	Metal Fabricate & Hardware 0.4%
	Assa Abloy AB	53,650	1,049,877

	Mining 0.3%
	BHP Billiton, Ltd., Sponsored ADR (k)	9,750	783,120

	Miscellaneous - Manufacturing 0.4%
	Honeywell International, Inc.	25,050	1,134,013

	Office Equipment/Supplies 0.4%
	Pitney Bowes, Inc.	44,250	1,081,912

	Oil & Gas 3.5%
	BP PLC, Sponsored ADR (k)	27,640	1,577,415
	Canadian Oil Sands Trust	57,200	1,714,902
	Chevron Corp.	11,700	887,211
	Diamond Offshore Drilling, Inc.	15,950	1,416,519
	ExxonMobil Corp.	8,300	555,934
	Royal Dutch Shell PLC Class A, ADR (k)	26,410	1,528,083
	StatoilHydro A.S.A., Sponsored ADR (k)	26,200	611,246
	Total S.A.	19,700	1,143,604
			9,434,914
	Packaging & Containers 0.2%
	Bemis Co., Inc.	22,900	657,688

	Pharmaceuticals 2.6%
	Abbott Laboratories	17,300	911,364
	AstraZeneca PLC, Sponsored ADR (k)	38,950	1,741,844
	Bristol-Myers Squibb Co.	63,800	1,703,460
	Merck & Co., Inc.	41,150	1,536,952
	Roche Holding A.G., Genusscheine	7,360	1,193,627
			7,087,247
	Pipelines 1.5%
	Kinder Morgan Energy Partners, L.P.	22,050	1,442,511
	ONEOK, Inc.	27,450	1,253,093
	Spectra Energy Corp.	62,150	1,400,239
			4,095,843
Retail 1.1%
McDonald's Corp.	15,450	1,030,824
Next PLC	38,450	1,262,647
Wal-Mart Stores, Inc.	12,000	667,200
		2,960,671
Savings & Loans 0.5%
First Niagara Financial Group, Inc.	45,400	645,588
Hudson City Bancorp, Inc.	45,800	648,528
		1,294,116
Semiconductors 1.1%
Microchip Technology, Inc.	58,200	1,638,912
Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (k)	121,700	1,276,633
		2,915,545
Software 0.9%
Microsoft Corp.	46,400	1,358,128
Oracle Corp.	37,800	971,082
		2,329,210
Telecommunications 6.6%
AT&T, Inc.	68,500	1,770,040
BCE, Inc.	76,500	2,248,339
CenturyTel, Inc.	44,750	1,586,835
France Telecom S.A.	69,600	1,665,303
Mobistar S.A.	12,720	782,819
Philippine Long Distance Telephone Co., Sponsored ADR (k)	12,100	644,688
Qwest Communications International, Inc.	145,950	761,859
Rogers Communications, Inc. Class B	19,000	648,954
Swisscom A.G.	5,100	1,861,229
Telefonica S.A.	68,700	1,627,531
Verizon Communications, Inc.	61,650	1,912,383
Vodafone Group PLC	816,850	1,884,145
Windstream Corp.	60,400	657,756
		18,051,881
Transportation 0.3%
FirstGroup PLC	144,950	789,662

Water 0.5%
United Utilities Group PLC	168,050	1,425,538

Total Common Stocks (Cost $117,036,684)		127,866,900

Convertible Preferred Stocks 1.3%
Auto Manufacturers 0.6%
Ford Motor Co. Capital Trust II 6.50%	36,000	1,670,400

Diversified Financial Services 0.2%
Affiliated Managers Group, Inc. 5.10%	8,300	350,675
Citigroup, Inc. 7.50%	1,500	182,820
		533,495
Insurance 0.3%
MetLife, Inc. 6.50%	27,500	675,125

Leisure Time 0.0%‡
Callaway Golf Co. (a) 7.50%	600	83,400

Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	2,600	301,522

Oil & Gas 0.0%‡
Whiting Petroleum Corp. 6.25%	500	98,960

Telecommunications 0.1%
Crown Castle International Corp. 6.25%	4,600	273,470

Total Convertible Preferred Stocks (Cost $3,598,046)		3,636,372

Preferred Stock 0.0%‡
Machinery 0.0%‡
BHM Technologies Holdings, Inc. (b)(f) 10.00%	35	0	(l)

Total Preferred Stock (Cost $0)		0	(l)

	Number of Warrants	Value
Warrants 0.0%‡
Airlines 0.0%‡
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (a)(g)	24,050	119,700

Commercial Services 0.0%‡
World Color Press, Inc. Strike Price $13.00 Expires 7/20/14 (g)	23	121
Strike Price $16.30 Expires 7/20/14 (g)	23	75
		196
Media 0.0%‡
ION Media Networks, Inc. Expires 3/12/13 (b)(f)(g)	4,227	42

Total Warrants (Cost $92,848)		119,938

	Principal Amount	Value
Short-Term Investment 10.3%
Repurchase Agreement 10.3%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $28,258,900 (Collateralized by United States Treasury Bills with a rate of 0.162% and a maturity date of 7/22/10, with a Principal Amount of $28,845,000 and a Market Value of $28,830,578)	$28,258,893	28,258,893

Total Short-Term Investment (Cost $28,258,893)		28,258,893

Total Investments (Cost $257,126,424) (o)	99.2%	271,164,105

Other Assets, Less Liabilities	0.8	2,102,028
Net Assets	100.0%	$273,266,133

	Contracts Long	Unrealized Appreciation	(m)
Futures Contracts 0.6%(n)
Standard & Poor's 500 Index Mini June 2010	920	$1,517,486

Total Futures Contracts (Settlement Value $53,599,200)		$1,517,486

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at March 31, 2010 is $740,878, which represents 0.3% of the Portfolio's net assets.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at March 31, 2010 is $575,587, which represents 0.2% of the Portfolio's net assets.
(d)	Floating rate - Rate shown is the rate in effect at March 31, 2010.
(e)	Issue in default.
(f)	Fair valued security. The total market value of these securities at March 31, 2010 is $529,305, which represents 0.2% of the Portfolio's net assets.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2010. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	ADR - American Depositary Receipt.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2010.
(n)	At March 31, 2010, cash in the amount of $4,140,000 is segregated as collateral for futures contracts with the broker.
(o)	At March 31, 2010, cost is $257,306,359 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$17,941,277
Gross unrealized depreciation	(4,083,531)
Net unrealized appreciation	$13,857,746

The following abbreviations are used in the above portfolio:
GBP	-Pound Sterling
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,751,402	$—		$3,751,402
Convertible Bonds	—	23,650,364	—		23,650,364
Corporate Bonds (b)	—	70,053,874	67,007		70,120,881
Foreign Bond	—	2,185,199	—		2,185,199
Foreign Government Bonds	—	277,078	—		277,078
Loan Assignments & Participations (c)	—	2,307,055	1,671		2,308,726
Mortgage-Backed Securities (d)	—	1,851,524	460,556		2,312,080
U.S. Government & Federal Agencies	—	930,429	—		930,429
Yankee Bonds	—	5,745,843	—		5,745,843
Total Long-Term Bonds	—	110,752,768	529,234		111,282,002
Common Stocks (e)	127,866,871	—	29		127,866,900
Convertible Preferred Stocks	3,636,372	—	—		3,636,372
Preferred Stock (f)	—	—	—	(f)	—	(f)
Warrants (g)	119,896	—	42		119,938
Short-Term Investment
Repurchase Agreement	—	28,258,893	—		28,258,893
Total Investments in Securities	$131,623,139	$139,011,661	$529,305		$271,164,105
Other Financial Instruments
Foreign Currency Forward Contracts (h)	—	867,667	—		867,667
Futures Contracts Long (i)	1,517,486	—	—		1,517,486
Total Investments in Securities and Other Financial Instruments	$133,140,625	$139,879,328	$529,305		$273,549,258

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The level 3 securities valued at $3,640, $2,657 and $60,710 are held in Commercial Services, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $1,671 is held in Machinery within the Loan Assignments & Participations section of the Portfolio of investments.
(d)	The level 3 security valued at $460,556 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(e)	The level 3 security valued at $29 is held in Machinery within the Common Stocks section of the Portfolio of Investments.
(f)	The level 3 security valued at less than one dollar is held in Machinery within the Preferred Stock section of the Portfolio of Investments.
(g)	The level 3 security valued at $42 is held in Media within the Warrants section of the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.
(i)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(70,095)	$—	$(70,095)

(a) The value listed for these securities represents unrealized depreciation as shown on the table of foreign currency forward contracts.

As of the period ending March 31, 2010, securities with a total value of $0 transferred from Level 1 to Level 2 and securities with a total value of $43,989,396 transferred from Level 2 to Level 1 as a result that at the year end 2009, certain international equities were fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures and now are considered to be traded in an active market.  Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations

The Portfolios recognize transfers between the levels as of the beginning of the year.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3		Net Transfers out of Level 3	Balance as of March 31, 2010		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2010
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$137,216	$(13)	$(68)	$406	$-	$(137,541)	$-		$-	$-		$-
Corporate Bonds
Commercial Services	3,640	-	-	-	-	-	-		-	3,640		-
Media	3,145	18	-	(797)	291	-	-		-	2,657		(797)
Retail	59,102	104	(16)	2,136	-	(616)	-		-	60,710		2,116
Loan Assignments & Participations				-		-				-		-
Machinery	4,146	(2,568)	-	(884)	977	-	-		-	1,671		(884)
Mortgage-Backed Securities				-		-				-		-
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	452,781	-	-	11,657	-	(3,882)	-		-	460,556		4,762
Common Stocks										-		-
Machinery	29	-	-	-	-	-	-		-	29		-
Preferred Stock
Machinery	-	-	-	-	-	-	-	(a)	-	-	(a)	-
Warrants			-
Media	-	-	-	29	13	-	-		-	42		29
Total	$660,059	$(2,459)	$(84)	$12,547	$1,281	$(142,039)	$-		$-	$529,305		$5,226

(a)   Less than one dollar.

As of March 31, 2010, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Australian Dollar vs. U.S. Dollar, expiring 4/9/10	JPMorgan Chase Bank	AUD	1,900,000	USD	1,714,218	USD	(28,749)
Euro vs. U.S. Dollar, expiring 4/9/10	JPMorgan Chase Bank	EUR	25,550,000		34,723,728		214,506
Japanese Yen vs. U.S. Dollar, expiring 4/9/10	JPMorgan Chase Bank	JPY	1,050,000,000		11,884,550		653,161
Pound Sterling vs. U.S. Dollar, expiring 4/9/10	JPMorgan Chase Bank	GBP	5,300,000		8,001,251		(41,346)
Net unrealized appreciation on foreign currency forward contracts						USD	797,572

As of March 31, 2010, the Portfolio held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	3,977	USD	3,902	USD	3,916
Euro	EUR	73		99		98
Pound Sterling	GBP	1,484		2,256		2,252
Swiss Franc	CHF	250		247		237
Total			USD	6,504	USD	6,503

MainStay VP International Equity Portfolio

Portfolio of Investments ††† March 31, 2010 unaudited
		Shares	Value
	Common Stocks 93.4%†
	Australia 2.4%
¤	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	157,900	$12,682,528

	Belgium 2.3%
	Belgacom S.A. (Diversified Telecommunication Services)	158,200	6,179,420
	Mobistar S.A. (Wireless Telecommunication Services)	95,900	5,901,915
			12,081,335
	Bermuda 1.6%
	Esprit Holdings, Ltd. (Specialty Retail)	1,083,685	8,555,867

	Brazil 0.4%
	Vale S.A., Sponsored ADR (Metals & Mining) (a)	70,300	2,262,957

	Canada 2.7%
	Fairfax Financial Holdings, Ltd. (Insurance)	12,300	4,612,992
	IGM Financial, Inc. (Capital Markets)	61,700	2,709,418
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	224,800	7,317,371
			14,639,781
	China 0.3%
	China Construction Bank Corp. Class H (Commercial Banks)	1,624,700	1,328,763

	Denmark 0.1%
	Novo-Nordisk A/S Class B (Pharmaceuticals)	3,500	271,590

	Finland 1.7%
	Nokia Oyj, Sponsored ADR (Communications Equipment) (a)	373,600	5,805,744
	Sampo Oyj (Insurance)	122,700	3,254,835
			9,060,579
	France 2.7%
	Alstom (Electrical Equipment)	19,300	1,190,776
	BNP Paribas S.A. (Commercial Banks)	65,240	5,010,301
	Neopost S.A. (Office Electronics)	54,700	4,371,514
	Total S.A. (Oil, Gas & Consumable Fuels)	64,100	3,721,066
			14,293,657
	Germany 6.3%
	Allianz SE, ADR (Insurance) (a)	189,300	2,366,250
	Allianz SE (Insurance)	12,000	1,504,571
	Deutsche Boerse A.G. (Diversified Financial Services)	126,600	9,384,060
	Hannover Rueckversicherung A.G. (Insurance) (b)	240,995	11,900,280
	Siemens A.G., Sponsored ADR (Industrial Conglomerates) (a)	55,600	5,558,332
	Siemens A.G. (Industrial Conglomerates)	29,600	2,964,462
			33,677,955
	Greece 2.5%
	Intralot S.A.-Integrated Lottery Systems & Services (Hotels, Restaurants & Leisure)	273,500	1,237,500
	OPAP S.A. (Hotels, Restaurants & Leisure)	341,563	7,750,381
	Piraeus Bank S.A. (Commercial Banks) (b)	526,400	4,600,056
			13,587,937
	Hong Kong 3.0%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	176,700	8,502,804
	CNOOC, Ltd., ADR (Oil, Gas & Consumable Fuels) (a)	46,500	7,676,220
			16,179,024
	Ireland 0.5%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)(b)	101,350	2,753,680

	Italy 2.4%
	Assicurazioni Generali S.p.A. (Insurance)	69,512	1,668,362
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	204,600	4,800,079
	Intesa Sanpaolo S.p.A. (Commercial Banks) (b)	247,400	921,421
	MediaSet S.p.A. (Media)	324,868	2,790,661
	Snam Rete Gas S.p.A. (Gas Utilities)	537,471	2,724,073
			12,904,596
	Japan 17.4%
	Astellas Pharma, Inc. (Pharmaceuticals)	187,000	6,770,724
	Capcom Co., Ltd. (Software)	63,400	1,197,608
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	109,100	5,263,033
	FamilyMart Co., Ltd. (Food & Staples Retailing)	8,000	254,573
	Japan Tobacco, Inc. (Tobacco)	1,369	5,095,860
	Kose Corp. (Personal Products)	59,900	1,406,359
	MISUMI Group, Inc. (Trading Companies & Distributors)	241,900	4,962,715
¤	Nintendo Co., Ltd., ADR (Software) (a)	14,000	583,100
¤	Nintendo Co., Ltd. (Software)	45,800	15,333,619
	Nissin Foods Holdings Co., Ltd. (Food Products)	212,000	7,131,672
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,956	15,164,557
	OBIC Co., Ltd. (IT Services)	7,760	1,409,400
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	52,400	2,211,124
	Sankyo Co., Ltd. (Leisure Equipment & Products)	90,800	4,491,924
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	8,000	240,111
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	86,900	5,047,246
	Square Enix Holdings Co., Ltd. (Software)	204,000	4,460,113
	Suruga Bank, Ltd. (Commercial Banks)	383,500	3,429,308
	The Shizuoka Bank, Ltd. (Commercial Banks)	292,900	2,553,359
	Tokio Marine Holdings, Inc. (Insurance)	82,600	2,326,300
	Toyota Motor Corp., Sponsored ADR (Automobiles) (a)	50,600	4,069,252
			93,401,957
	Mexico 1.5%
	Grupo Televisa S.A., Sponsored ADR (Media) (a)	392,000	8,239,840

	Netherlands 1.7%
	Koninklijke Ahold N.V. (Food & Staples Retailing)	672,300	8,962,377
	TNT N.V. (Air Freight & Logistics)	9,685	277,711
			9,240,088
	Norway 0.4%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	98,800	2,287,468

	Singapore 1.4%
	DBS Group Holdings, Ltd. (Commercial Banks)	126,000	1,287,966
	Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	1,041,000	2,373,773
	SMRT Corp., Ltd. (Road & Rail)	2,791,400	4,070,522
			7,732,261
	South Africa 0.3%
	Tiger Brands, Ltd. (Food Products)	70,870	1,784,460

	Spain 6.6%
	Banco Popular Espanol S.A. (Commercial Banks)	895,500	6,591,816
	Enagas (Gas Utilities)	540,200	11,838,107
	Gestevision Telecinco S.A. (Media)	335,900	5,271,802
	Grifols S.A. (Biotechnology)	467,700	6,986,594
	Indra Sistemas S.A. (IT Services)	241,600	4,953,494
			35,641,813
	Sweden 0.3%
	Scania AB Class B (Machinery)	84,600	1,338,022

	Switzerland 14.8%
	ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)(b)	371,800	8,120,112
	Actelion, Ltd. Registered (Biotechnology) (b)	144,200	6,560,389
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	177,700	9,130,226
¤	Nestle S.A. Registered (Food Products)	252,510	12,932,037
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies)	15,200	406,525
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	108,366	17,574,531
	Schindler Holding A.G. (Machinery)	12,600	1,108,953
	Syngenta A.G., ADR (Chemicals) (a)	219,800	12,201,098
	UBS A.G. (Capital Markets) (b)	558,400	9,090,752
	Zurich Financial Services A.G. (Insurance)	7,800	1,999,564
			79,124,187
	United Kingdom 19.9%
	Barclays PLC (Commercial Banks)	1,168,900	6,391,018
	BHP Billiton PLC, ADR (Metals & Mining) (a)	13,500	923,805
¤	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	289,600	16,527,472
	Cobham PLC (Aerospace & Defense)	341,116	1,330,343
	De La Rue PLC (Commercial Services & Supplies)	195,300	2,745,845
	Johnson Matthey PLC (Chemicals)	233,600	6,189,357
¤	Lloyds TSB Group PLC (Commercial Banks) (b)	14,533,272	13,843,438
¤	Man Group PLC (Capital Markets)	5,126,100	18,785,927
	Provident Financial PLC (Consumer Finance)	12,400	163,237
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	145,200	8,401,272
	Scottish & Southern Energy PLC (Electric Utilities)	642,560	10,735,677
	St. James's Place PLC (Insurance)	236,300	934,114
¤	Tesco PLC (Food & Staples Retailing)	2,626,699	17,357,095
	Ultra Electronics Holdings (Aerospace & Defense)	112,200	2,555,653
			106,884,253
	United States 0.2%
	Philip Morris International, Inc. (Tobacco)	20,100	1,048,416

	Total Common Stocks (Cost $483,787,626)		501,003,014
		Number of Warrants	Value
	Warrants 3.1%
	Ireland 3.1%
¤	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (b)(c)	3,314,778	16,498,137

	Total Warrants (Cost $14,520,183)		16,498,137

	Number of Contracts	Value
Purchased Put Options 0.0%‡

Australia 0.0%‡
BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	222	8,880

Switzerland 0.0%‡
ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)	817	6,128

Total Purchased Put Options (Cost $84,174)		15,008

	Principal Amount	Value
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
United States 0.7%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $3,796,055 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $3,880,000 and a Market Value of $3,876,120) (Capital Markets)	$3,796,054	3,796,054

Total Short-Term Investment (Cost $3,796,054)		3,796,054

Total Investments (Cost $502,188,037) (f)	97.2%	521,312,213

Other Assets, Less Liabilities	2.8	15,283,178
Net Assets	100.0%	$536,595,391

	Contracts Long	Unrealized Appreciation	(d)
Futures Contracts 0.2%

Dow Jones EURO STOXX 50 Index June 2010 (10 Year) (e)	580	$249,184
FTSE 100 Index June 2010 (10 Year) (e)	151	62,627
Topix Index June 2010 (10 Year) (e)	128	840,646

Total Futures Contracts (Settlement Value $48,573,367)		$1,152,457

¤
Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2010.
(e)	At March 31, 2010, cash in the amount of $2,746,327 is segregated as collateral for futures contracts with the broker.
(f)	At March 31, 2010, cost is $507,070,494 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$42,065,371
Gross unrealized depreciation	(27,823,652)
Net unrealized appreciation	$14,241,719

The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$501,003,014	$—	$—	$501,003,014
Warrants	—	16,498,137	—	16,498,137
Short-Term Investment
Repurchase Agreement	—	3,796,054	—	3,796,054
Purchased Put Options	15,008	—	—	15,008
Total Investments in Securities	$501,018,022	$20,294,191	$—	$521,312,213
Other Financial Instruments
Futures Contracts (b)	1,152,457	—	—	1,152,457
Foreign Currency Forward Contracts (c)	—	127,690	—	127,690
Total Other Financial Instruments	1,152,457	127,690		1,280,147
Total Investments in Securities and Other Financial Instruments	$502,170,479	$20,421,881	$—	$522,592,360

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	$—	$(625,090)	$—	$(625,090)
Total Other Financial Instruments	$—	$(625,090)	$—	$(625,090)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

As of the period ending March 31, 2010, securities with a total value of $0 transferred from Level 1 to Level 2 and securities with a total value of $346,256,708 transferred from Level 2 to Level 1 as a result that at the year end 2009, certain international equities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures and now are considered to be traded in an active market.  Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations

The Funds recognize transfers between the levels as of the beginning of the year.

At March 31, 2010, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 31, 2010, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. Australian Dollar, expiring 5/11/10	HSBC Bank USA	EUR	6,084,638	AUD	9,130,000	USD	127,690
Swiss Franc vs. Japanese Yen, expiring 5/14/10	HSBC Bank USA	CHF	12,800,000	JPY	1,096,844,800		(408,891)
Swiss Franc vs. Swedish Krona, expiring 5/25/10	HSBC Bank USA	CHF	11,465,000	SEK	76,976,010		(216,199)
Net unrealized depreciation on foreign currency forward contracts						USD	(497,400)

As of March 31, 2010, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	1,101,544	USD	1,017,607	USD	1,010,832
Canadian Dollar	CAD	44,400		43,161		43,716
Danish Krone	DKK	36,153		6,558		6,559
Euro	EUR	5,604,112		7,614,558		7,569,196 (a)
Hong Kong Dollar	HKD	11,537		1,487		1,486
Japanese Yen	JPY	436,443,524		4,788,906		4,668,344 (a)
Norwegian Krone	NOK	51,601		8,579		8,682
Pound Sterling	GBP	868,878		1,306,489		1,318,522 (a)
Singapore Dollar	SGD	1,651,197		1,174,037		1,180,312
South African Rand	ZAR	167,397		22,648		22,982
Swedish Krona	SEK	9,884,572		1,367,353		1,368,941
Swiss Franc	CHF	36,382		34,389		34,505
Total			USD	17,385,772	USD	17,234,077

(a) A portion of this amount is segregated as collateral for futures contracts.

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Shares	Value
	Common Stocks 98.6%†
	Aerospace & Defense 2.0%
	United Technologies Corp.	94,700	$6,970,867

	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	42,800	2,390,380

	Beverages 1.1%
	PepsiCo, Inc.	56,400	3,731,424

	Biotechnology 2.5%
	Celgene Corp. (a)	83,400	5,167,464
	Gilead Sciences, Inc. (a)	76,600	3,483,768
			8,651,232
	Capital Markets 5.7%
	BlackRock, Inc.	25,900	5,639,984
	Charles Schwab Corp. (The)	175,800	3,285,702
	Goldman Sachs Group, Inc. (The)	47,300	8,070,799
	Invesco, Ltd.	142,000	3,111,220
			20,107,705
	Chemicals 0.8%
	Ecolab, Inc.	67,600	2,971,020

	Communications Equipment 7.0%
¤	Cisco Systems, Inc. (a)	365,200	9,506,156
	Juniper Networks, Inc. (a)	200,600	6,154,408
	QUALCOMM, Inc.	207,400	8,708,726
			24,369,290
	Computers & Peripherals 9.1%
¤	Apple, Inc. (a)	69,300	16,280,649
	EMC Corp. (a)	166,800	3,009,072
¤	Hewlett-Packard Co.	239,000	12,702,850
			31,992,571
	Diversified Consumer Services 0.7%
	New Oriental Education & Technology Group, Inc., Sponsored ADR (a)(b)	29,300	2,505,443

	Diversified Financial Services 3.9%
	IntercontinentalExchange, Inc. (a)	29,300	3,286,874
¤	JPMorgan Chase & Co.	227,700	10,189,575
			13,476,449
	Electrical Equipment 1.1%
	ABB, Ltd., Sponsored ADR (a)(b)	178,100	3,889,704

	Energy Equipment & Services 4.5%
	Dresser-Rand Group, Inc. (a)	111,800	3,512,756
	FMC Technologies, Inc. (a)	74,400	4,808,472
	Schlumberger, Ltd.	115,000	7,297,900
			15,619,128
	Food & Staples Retailing 1.4%
	Costco Wholesale Corp.	81,200	4,848,452

	Health Care Equipment & Supplies 2.3%
	Baxter International, Inc.	94,700	5,511,540
	Mindray Medical International, Ltd., ADR (b)	67,600	2,461,992
			7,973,532
	Health Care Providers & Services 4.3%
	Express Scripts, Inc. (a)	48,500	4,935,360
¤	Medco Health Solutions, Inc. (a)	155,500	10,039,080
			14,974,440
	Hotels, Restaurants & Leisure 0.8%
	Ctrip.com International, Ltd., ADR (a)(b)	67,600	2,649,920

	Internet & Catalog Retail 4.5%
	Amazon.com, Inc. (a)	45,100	6,121,423
¤	Priceline.com, Inc. (a)	38,350	9,779,250
			15,900,673
	Internet Software & Services 6.2%
	Baidu, Inc., Sponsored ADR (a)(b)	7,940	4,740,180
	Equinix, Inc. (a)	55,200	5,373,168
¤	Google, Inc. Class A (a)	20,250	11,481,952
			21,595,300
	IT Services 9.3%
	Accenture PLC Class A	81,200	3,406,340
¤	Cognizant Technology Solutions Corp. Class A (a)	232,200	11,837,556
	Mastercard, Inc. Class A	19,200	4,876,800
¤	Visa, Inc. Class A	137,500	12,516,625
			32,637,321
	Machinery 4.1%
	Danaher Corp.	108,200	8,646,262
	Deere & Co.	60,900	3,621,114
	Flowserve Corp.	19,700	2,172,319
			14,439,695
	Metals & Mining 2.6%
	Cliffs Natural Resources, Inc.	78,900	5,597,955
	Freeport-McMoRan Copper & Gold, Inc.	42,800	3,575,512
			9,173,467
	Multiline Retail 2.3%
	Kohl's Corp. (a)	76,600	4,196,148
	Target Corp.	69,900	3,676,740
			7,872,888
	Oil, Gas & Consumable Fuels 3.1%
	Occidental Petroleum Corp.	47,300	3,998,742
	Peabody Energy Corp.	69,900	3,194,430
	Petroleo Brasileiro S.A., ADR (b)	85,700	3,812,793
			11,005,965
	Pharmaceuticals 3.2%
	Shire PLC, ADR (b)	51,800	3,416,728
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	121,700	7,676,836
			11,093,564
	Road & Rail 2.6%
¤	Union Pacific Corp.	126,200	9,250,460

	Semiconductors & Semiconductor Equipment 4.2%
	Broadcom Corp. Class A	103,700	3,440,766
	Lam Research Corp. (a)	94,700	3,534,204
	Linear Technology Corp.	96,900	2,740,332
	Marvell Technology Group, Ltd. (a)	248,000	5,054,240
			14,769,542
	Software 5.5%
	Adobe Systems, Inc. (a)	99,200	3,508,704
	Autodesk, Inc. (a)	63,100	1,856,402
	Citrix Systems, Inc. (a)	35,600	1,689,932
	Microsoft Corp.	189,400	5,543,738
	Oracle Corp.	263,800	6,777,022
			19,375,798
	Specialty Retail 3.1%
	O'Reilly Automotive, Inc. (a)	78,900	3,290,919
	Staples, Inc.	146,500	3,426,635
	Urban Outfitters, Inc. (a)	105,800	4,023,574
			10,741,128
	Total Common Stocks (Cost $277,067,736)		344,977,358

	Principal Amount	Value
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $10,957,269 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $11,190,000 and a Market Value of $11,178,810)	$10,957,266	10,957,266

Total Short-Term Investment (Cost $10,957,266)		10,957,266

Total Investments (Cost $288,025,002) (c)	101.7%	355,934,624

Other Assets, Less Liabilities	(1.7)	(5,975,909)
Net Assets	100.0%	$349,958,715

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2010, cost is $291,825,227 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$68,744,437
Gross unrealized depreciation	(4,635,040)
Net unrealized appreciation	$64,109,397

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$344,977,358	$—	$—	$344,977,358
Short-Term Investment
Repurchase Agreement	—	10,957,266	—	10,957,266
Total Investments in Securities	$344,977,358	$10,957,266	$—	$355,934,624

(a) For detailed industry descriptions, see the Portfolio of Invesments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.7%†
	Aerospace & Defense 0.4%
	ITT Corp.	25,028	$1,341,751
	L-3 Communications Holdings, Inc.	18,252	1,672,431
			3,014,182
	Air Freight & Logistics 0.1%
	UTI Worldwide, Inc.	31,345	480,205

	Airlines 0.9%
	Continental Airlines, Inc. Class B (a)	14,948	328,407
	Copa Holdings S.A. Class A	52,547	3,194,858
	Delta Air Lines, Inc. (a)	45,008	656,667
	Southwest Airlines Co.	161,957	2,141,071
			6,321,003
	Auto Components 0.4%
	Autoliv, Inc. (a)	27,086	1,395,741
	TRW Automotive Holdings Corp. (a)	46,108	1,317,767
			2,713,508
	Beverages 0.1%
	Coca-Cola Enterprises, Inc.	12,811	354,352
	PepsiCo, Inc.	11	728
			355,080
	Biotechnology 0.2%
	Cephalon, Inc. (a)	19,308	1,308,696

	Building Products 0.1%
	Lennox International, Inc.	12,013	532,416
	Owens Corning, Inc. (a)	7,057	179,530
			711,946
	Capital Markets 1.3%
	Ameriprise Financial, Inc.	22,092	1,002,093
	GLG Partners, Inc. (a)	139,911	429,527
	Investment Technology Group, Inc. (a)	75,740	1,264,101
	Raymond James Financial, Inc.	131,802	3,524,385
	SEI Investments Co.	31,262	686,826
	TD Ameritrade Holding Corp. (a)	101,626	1,936,992
			8,843,924
	Chemicals 4.0%
	Ashland, Inc.	107,420	5,668,553
	Cabot Corp.	117,952	3,585,741
	CF Industries Holdings, Inc.	12,007	1,094,798
	Cytec Industries, Inc.	94,256	4,405,526
	Eastman Chemical Co.	48,256	3,072,942
	Huntsman Corp.	312,454	3,765,071
	Lubrizol Corp. (The)	40,735	3,736,214
	Nalco Holding Co.	77,316	1,881,098
			27,209,943
	Commercial Banks 1.8%
	BancorpSouth, Inc.	405	8,489
	Bank of Hawaii Corp.	26,282	1,181,376
	BOK Financial Corp.	35,069	1,839,018
	CapitalSource, Inc.	124,663	696,866
	City National Corp.	810	43,716
	Comerica, Inc.	30,114	1,145,537
	Commerce Bancshares, Inc.	29,214	1,201,864
	Cullen/Frost Bankers, Inc.	12,044	672,055
	Fifth Third Bancorp	35,725	485,503
	First Citizens BancShares, Inc. Class A	2,273	451,781
	Fulton Financial Corp.	19,211	195,760
	M&T Bank Corp.	43,483	3,451,680
	TCF Financial Corp.	82,068	1,308,164
			12,681,809
	Commercial Services & Supplies 0.7%
	R.R. Donnelley & Sons Co.	238,101	5,083,456

	Communications Equipment 0.5%
	CommScope, Inc. (a)	1,126	31,551
	EchoStar Corp. (a)	9,793	198,602
	Harris Corp.	7,231	343,400
	Tellabs, Inc.	336,361	2,546,253
			3,119,806
	Computers & Peripherals 2.2%
	Diebold, Inc.	7,266	230,768
	Lexmark International, Inc. Class A (a)	6,212	224,129
	NetApp, Inc. (a)	169,322	5,513,124
	SanDisk Corp. (a)	24,370	843,933
	Seagate Technology (a)	125,795	2,297,017
	Teradata Corp. (a)	20,358	588,143
	Western Digital Corp. (a)	144,197	5,622,241
			15,319,355
	Construction & Engineering 0.8%
	Jacobs Engineering Group, Inc. (a)	39,447	1,782,610
	Shaw Group, Inc. (The) (a)	104,728	3,604,738
			5,387,348
	Consumer Finance 0.8%
¤	Discover Financial Services	389,950	5,810,255

	Containers & Packaging 0.6%
	Crown Holdings, Inc. (a)	153,730	4,144,561

	Diversified Consumer Services 1.3%
	Apollo Group, Inc. Class A (a)	57,984	3,553,839
	Brinks Home Security Holdings, Inc. (a)	13,051	555,320
	Career Education Corp. (a)	59,072	1,869,038
	DeVry, Inc.	2,056	134,051
	Education Management Corp. (a)	6,982	152,906
	H&R Block, Inc.	129,847	2,311,277
			8,576,431
	Diversified Telecommunication Services 0.5%
	Qwest Communications International, Inc.	114,437	597,361
	U.C. Telecom, Inc. (a)	161,248	2,926,651
			3,524,012
	Electric Utilities 0.2%
	Pinnacle West Capital Corp.	30,814	1,162,612
	PPL Corp.	17,740	491,576
			1,654,188
	Electrical Equipment 1.2%
	General Cable Corp. (a)	13,108	353,916
	Hubbel, Inc. Class B	93,108	4,695,437
	Thomas & Betts Corp. (a)	73,013	2,865,030
			7,914,383
	Electronic Equipment & Instruments 3.5%
	Arrow Electronics, Inc. (a)	166,484	5,016,163
	Avnet, Inc. (a)	168,609	5,058,270
	AVX Corp.	45,797	650,317
	Dolby Laboratories, Inc. Class A (a)	9,507	557,776
	Ingram Micro, Inc. Class A (a)	193,945	3,403,735
	Jabil Circuit, Inc.	275,850	4,466,011
	Tech Data Corp. (a)	99,409	4,165,237
	Vishay Intertechnology, Inc. (a)	92,250	943,718
			24,261,227
	Energy Equipment & Services 4.3%
	Atwood Oceanics, Inc. (a)	32	1,108
	Diamond Offshore Drilling, Inc.	4,926	437,478
	ENSCO International PLC, Sponsored ADR (b)	10,719	479,997
	Exterran Holdings, Inc. (a)	24,841	600,407
	Helix Energy Solutions Group, Inc. (a)	174,821	2,277,918
	Helmerich & Payne, Inc.	49,546	1,886,712
	Nabors Industries, Ltd. (a)	137,303	2,695,258
	Oceaneering International, Inc. (a)	10,264	651,661
	Oil States International, Inc. (a)	74,595	3,382,137
	Patterson-UTI Energy, Inc.	256,450	3,582,607
	Pride International, Inc. (a)	85,930	2,587,352
	Rowan Cos., Inc. (a)	118,946	3,462,518
	SEACOR Holdings, Inc. (a)	30,557	2,464,728
	Seahawk Drilling, Inc. (a)	20,222	381,185
	Smith International, Inc.	12,843	549,937
	Tidewater, Inc.	16,627	785,958
	Unit Corp. (a)	81,532	3,447,173
			29,674,134
	Food & Staples Retailing 0.6%
	Safeway, Inc.	103,300	2,568,038
	Whole Foods Market, Inc. (a)	38,219	1,381,617
			3,949,655
	Food Products 2.3%
	ConAgra Foods, Inc.	45,184	1,132,763
	Corn Products International, Inc.	71,538	2,479,507
	Dean Foods Co. (a)	84,842	1,331,171
	Del Monte Foods Co.	21,262	310,425
	Hormel Foods Corp.	22,779	956,946
	Smithfield Foods, Inc. (a)	145,415	3,015,907
¤	Tyson Foods, Inc. Class A	334,090	6,397,824
			15,624,543
	Gas Utilities 0.8%
	Atmos Energy Corp.	35,876	1,024,977
	Energen Corp.	18,461	858,990
	National Fuel Gas Co.	24,851	1,256,218
	ONEOK, Inc.	18,434	841,512
	Questar Corp.	35,317	1,525,695
	UGI Corp.	8,339	221,317
			5,728,709
	Health Care Equipment & Supplies 2.3%
	Beckman Coulter, Inc.	37,997	2,386,212
	Cooper Cos., Inc. (The)	6,059	235,574
	Hill-Rom Holdings, Inc.	123,676	3,365,224
	Hologic, Inc. (a)	189,155	3,506,934
¤	Hospira, Inc. (a)	104,982	5,947,230
	Inverness Medical Innovations, Inc. (a)	1,177	45,844
			15,487,018
	Health Care Providers & Services 3.5%
	AmerisourceBergen Corp.	159,937	4,625,378
	CIGNA Corp.	5,389	197,130
	Community Health Systems, Inc. (a)	10,029	370,371
	Coventry Health Care, Inc. (a)	198,578	4,908,848
	Health Management Associates, Inc. Class A (a)	1,510	12,986
	Health Net, Inc. (a)	50,033	1,244,321
	Henry Schein, Inc. (a)	11,936	703,030
	Humana, Inc. (a)	120,011	5,612,914
	Laboratory Corp. of America Holdings (a)	28,706	2,173,331
	Lincare Holdings, Inc. (a)	36,594	1,642,339
	Omnicare, Inc.	38,386	1,085,940
	Quest Diagnostics, Inc.	27,449	1,600,002
			24,176,590
	Hotels, Restaurants & Leisure 1.1%
	Brinker International, Inc.	93,611	1,804,820
	Darden Restaurants, Inc.	51,432	2,290,781
	Hyatt Hotels Corp. Class A (a)	11,309	440,599
	International Speedway Corp. Class A	17,164	442,316
	Panera Bread Co. Class A (a)	23,685	1,811,666
	Scientific Games Corp. (a)	880	12,390
	Wendy’s/Arby’s Group, Inc. Class A	137,679	688,395
			7,490,967
	Household Durables 2.6%
	D.R. Horton, Inc.	138,353	1,743,248
	Fortune Brands, Inc.	2,008	97,408
	Garmin, Ltd.	103,213	3,971,636
	Jarden Corp.	4,222	140,550
	KB Home	45,968	769,964
	Leggett & Platt, Inc.	231,599	5,011,802
	Lennar Corp. Class A	13,434	231,199
	M.D.C. Holdings, Inc.	17,050	590,101
	Mohawk Industries, Inc. (a)	13,318	724,233
	Pulte Homes, Inc. (a)	55,562	625,073
	Stanley Black & Decker, Inc.	2,783	159,772
	Whirlpool Corp.	45,952	4,009,312
			18,074,298
	Independent Power Producers & Energy Traders 1.1%
	Calpine Corp. (a)	46,281	550,281
	Constellation Energy Group, Inc.	154,034	5,408,134
	Mirant Corp. (a)	139,273	1,512,505
			7,470,920
	Industrial Conglomerates 0.7%
	Carlisle Cos., Inc.	118,457	4,513,212

	Insurance 7.8%
	Allied World Assurance Holdings, Ltd./Bermuda	97,024	4,351,526
	American Financial Group, Inc.	167,898	4,776,698
	American International Group, Inc. (a)	1,254	42,812
	Arch Capital Group, Ltd. (a)	3,622	276,178
	Aspen Insurance Holdings, Ltd.	140,439	4,050,261
	Assurant, Inc.	127,169	4,372,070
	Axis Capital Holdings, Ltd.	161,928	5,061,869
	Endurance Specialty Holdings, Ltd.	90,494	3,361,852
	Everest Re Group, Ltd.	29,211	2,364,046
	Fidelity National Financial, Inc. Class A	61,016	904,257
	HCC Insurance Holdings, Inc.	134,426	3,710,158
	Mercury General Corp.	13,552	592,494
	OneBeacon Insurance Group, Ltd. Class A	2,314	39,917
	PartnerRe, Ltd.	50,821	4,051,450
	Principal Financial Group, Inc.	97,945	2,860,974
	Reinsurance Group of America, Inc.	8,568	449,991
	RenaissanceRe Holdings, Ltd.	87,561	4,969,962
	StanCorp Financial Group, Inc.	11,749	559,605
	Torchmark Corp.	13,008	696,058
	Unitrin, Inc.	3,699	103,757
	Unum Group	62,038	1,536,681
	Validus Holdings, Ltd.	130,412	3,590,242
	White Mountains Insurance Group, Ltd.	1,421	504,455
			53,227,313
	Internet & Catalog Retail 1.0%
	Expedia, Inc.	158,568	3,957,857
	NetFlix, Inc. (a)	8,212	605,553
	Priceline.com, Inc. (a)	8,224	2,097,120
			6,660,530
	Internet Software & Services 0.9%
	IAC/InterActiveCorp (a)	60,582	1,377,634
	Sohu.com, Inc. (a)	59,988	3,275,345
	VeriSign, Inc. (a)	30,871	802,955
	WebMD Health Corp. (a)	17,942	832,150
			6,288,084
	IT Services 4.6%
	Amdocs, Ltd. (a)	124,235	3,740,716
	Broadridge Financial Solutions LLC	178,863	3,824,091
	Cognizant Technology Solutions Corp. Class A (a)	18,623	949,401
	Computer Sciences Corp. (a)	104,839	5,712,677
	Convergys Corp. (a)	169,289	2,075,483
	DST Systems, Inc.	10,140	420,303
	Fiserv, Inc. (a)	19,859	1,008,043
	Global Payments, Inc.	101,631	4,629,292
	Hewitt Associates, Inc. Class A (a)	103,439	4,114,803
	NeuStar, Inc. Class A (a)	144,354	3,637,721
	SAIC, Inc. (a)	6,016	106,483
	Total System Services, Inc.	65,420	1,024,477
			31,243,490
	Leisure Equipment & Products 0.4%
	Mattel, Inc.	110,362	2,509,632

	Life Sciences Tools & Services 0.6%
	Bio-Rad Laboratories, Inc. Class A (a)	25,984	2,689,864
	Millipore Corp. (a)	2,807	296,419
	Pharmaceutical Product Development, Inc.	39,176	930,430
			3,916,713
	Machinery 4.5%
	Donaldson Co., Inc.	2,668	120,380
	Eaton Corp.	66,480	5,037,189
	Graco, Inc.	10,434	333,888
	Harsco Corp.	55,956	1,787,235
	Lincoln Electric Holdings, Inc.	35,572	1,932,627
	Navistar International Corp. (a)	29,954	1,339,842
	Oshkosh Corp. (a)	121,791	4,913,049
	Snap-On, Inc.	21,596	935,971
	SPX Corp.	2,063	136,818
	Timken Co. (The)	173,378	5,203,074
	Toro Co. (The)	69,130	3,399,122
	Trinity Industries, Inc.	75,446	1,505,902
	Valmont Industries, Inc.	34,859	2,887,371
	WABCO Holdings, Inc. (a)	32,003	957,530
			30,489,998
	Marine 0.0%‡
	Kirby Corp. (a)	7,500	286,125

	Media 2.2%
	Clear Channel Outdoor Holdings, Inc. Class A (a)	10,490	111,299
	CTC Media, Inc.	35,803	616,528
	DISH Network Corp. Class A	35,485	738,798
	Gannett Co., Inc.	57,131	943,804
	Interpublic Group of Cos., Inc. (The) (a)	379,106	3,154,162
	John Wiley & Sons, Inc. Class A	42,280	1,829,878
	Madison Square Garden, Inc. (a)	29,751	646,489
	McGraw-Hill Cos., Inc. (The)	75,965	2,708,152
	Scripps Networks Interactive Class A	14,885	660,150
	Walt Disney Co. (The)	132	4,608
	Washington Post Co. Class B	7,536	3,347,341
			14,761,209
	Metals & Mining 1.7%
	Carpenter Technology Corp.	46,580	1,704,828
	Commercial Metals Co.	220,790	3,325,097
	Reliance Steel & Aluminum Co.	104,344	5,136,855
	Schnitzer Steel Industries, Inc. Class A	5,509	289,388
	Steel Dynamics, Inc.	29,943	523,104
	Titanium Metals Corp. (a)	21,955	364,234
			11,343,506
	Multi-Utilities 1.9%
	Ameren Corp.	98,829	2,577,460
	Integrys Energy Group, Inc.	108,445	5,138,124
	MDU Resources Group, Inc.	216,189	4,665,359
	NiSource, Inc.	50,277	794,377
			13,175,320
	Multiline Retail 2.1%
	Big Lots, Inc. (a)	18,512	674,207
	Dollar Tree, Inc. (a)	84,940	5,030,147
	Family Dollar Stores, Inc.	3,424	125,352
	J.C. Penney Co., Inc.	23,910	769,185
	Macy’s, Inc.	5,810	126,484
	Nordstrom, Inc.	139,453	5,696,655
	Sears Holdings Corp. (a)	19,031	2,063,531
			14,485,561
	Office Electronics 0.0%‡
	Xerox Corp.	1,759	17,150

	Oil, Gas & Consumable Fuels 3.2%
	Alpha Natural Resources, Inc. (a)	7,506	374,474
	Cimarex Energy Co.	56,498	3,354,851
	CONSOL Energy, Inc.	10,594	451,940
	Denbury Resources, Inc. (a)	2,404	40,555
	El Paso Corp.	3,163	34,287
	EXCO Resources, Inc.	23,245	427,243
	Forest Oil Corp. (a)	3,270	84,431
	Frontier Oil Corp.	70,154	947,079
	Mariner Energy, Inc. (a)	65,604	982,092
	Murphy Oil Corp.	32,612	1,832,468
	Newfield Exploration Co. (a)	101,454	5,280,681
	Overseas Shipholding Group, Inc.	15,490	607,673
	Quicksilver Resources, Inc. (a)	163,796	2,304,610
	St. Mary Land & Exploration Co.	65,216	2,270,169
	Teekay Corp.	27,543	626,328
	Tesoro Corp.	185,142	2,573,474
			22,192,355
	Paper & Forest Products 1.6%
¤	International Paper Co.	240,913	5,928,869
	MeadWestvaco Corp.	189,517	4,842,159
			10,771,028
	Personal Products 1.4%
	Estee Lauder Cos., Inc. (The) Class A	80,804	5,241,755
	Herbalife, Ltd.	100,132	4,618,088
			9,859,843
	Pharmaceuticals 2.5%
	Endo Pharmaceuticals Holdings, Inc. (a)	204,055	4,834,063
	Forest Laboratories, Inc. (a)	169,744	5,323,172
	King Pharmaceuticals, Inc. (a)	237,725	2,795,646
	Perrigo Co.	3,139	184,322
	Valeant Pharmaceuticals International (a)	97,055	4,164,630
			17,301,833
	Professional Services 0.5%
	FTI Consulting, Inc. (a)	15,667	616,027
	Manpower, Inc.	43,568	2,488,604
			3,104,631
	Real Estate Investment Trusts 3.0%
	AMB Property Corp.	6,254	170,359
	Annaly Capital Management, Inc.	332,635	5,714,669
	Digital Realty Trust, Inc.	8,768	475,226
	Duke Realty Corp.	338,849	4,201,728
	Equity Residential	1,524	59,665
	Hospitality Properties Trust	4,554	109,068
	HRPT Properties Trust	60,904	473,833
	Nationwide Health Properties, Inc.	1,092	38,384
	Plum Creek Timber Co., Inc.	52,216	2,031,724
¤	Public Storage	71,091	6,539,661
	Taubman Centers, Inc.	20,977	837,402
			20,651,719
	Real Estate Management & Development 0.3%
	Jones Lang LaSalle, Inc.	30,570	2,228,247

	Road & Rail 0.8%
	Con-Way, Inc.	7,740	271,829
	J.B. Hunt Transport Services, Inc.	3,899	139,896
	Landstar System, Inc.	30,513	1,280,936
	Ryder System, Inc.	99,135	3,842,472
			5,535,133
	Semiconductors & Semiconductor Equipment 1.8%
	Advanced Micro Devices, Inc. (a)	804	7,453
	Fairchild Semiconductor International, Inc. (a)	13,263	141,251
	Integrated Device Technology, Inc. (a)	96,005	588,511
	Marvell Technology Group, Ltd. (a)	21,612	440,452
¤	Micron Technology, Inc. (a)	589,648	6,126,443
	Xilinx, Inc.	209,921	5,352,985
			12,657,095
	Software 3.2%
	BMC Software, Inc. (a)	97,482	3,704,316
¤	CA, Inc.	255,765	6,002,804
	Compuware Corp. (a)	136,514	1,146,718
	Intuit, Inc. (a)	49,196	1,689,391
	MICROS Systems, Inc. (a)	120,070	3,947,901
	Sybase, Inc. (a)	110,474	5,150,298
			21,641,428
	Specialty Retail 6.1%
	Abercrombie & Fitch Co. Class A	76,500	3,491,460
	Advance Auto Parts, Inc.	89,902	3,768,692
	Aeropostale, Inc. (a)	110,403	3,182,919
	AutoZone, Inc. (a)	3,397	587,987
	Barnes & Noble, Inc.	24,563	531,052
	Bed Bath & Beyond, Inc. (a)	2,273	99,466
	Dick's Sporting Goods, Inc. (a)	68,382	1,785,454
	Foot Locker, Inc.	32,002	481,310
	GameStop Corp. Class A (a)	18,914	414,406
	Guess?, Inc.	3,028	142,255
	Limited Brands, Inc.	194,128	4,779,431
	Office Depot, Inc. (a)	186,350	1,487,073
	PetSmart, Inc.	171,696	5,487,404
¤	Ross Stores, Inc.	108,924	5,824,166
	Signet Jewelers, Ltd. (a)	161,203	5,213,305
	TJX Cos., Inc.	38,128	1,621,203
	Williams-Sonoma, Inc.	103,394	2,718,228
			41,615,811
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	76,673	3,030,117
	Hanesbrands, Inc. (a)	1,989	55,334
	Polo Ralph Lauren Corp.	21,071	1,791,878
			4,877,329
	Thrifts & Mortgage Finance 0.4%
	Hudson City Bancorp, Inc.	171,266	2,425,127

	Trading Companies & Distributors 1.6%
	MSC Industrial Direct Co.	60,991	3,093,464
	W.W. Grainger, Inc.	51,325	5,549,259
	WESCO International, Inc. (a)	73,785	2,561,077
			11,203,800
	Wireless Telecommunication Services 1.0%
	NII Holdings, Inc. (a)	49,014	2,041,923
	Telephone and Data Systems, Inc.	132,042	4,469,622
	United States Cellular Corp. (a)	6,326	261,770
			6,773,315
	Total Common Stocks (Cost $552,572,163)		661,868,689

	Exchange Traded Funds 3.1% (c)
¤	S&P 500 Index-SPDR Trust Series 1	89,058	10,418,896
¤	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	72,526	10,382,822

	Total Exchange Traded Funds (Cost $20,742,763)		20,801,718
	Principal Amount	Value
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $2,260,196 (Collateralized by a United States Treasury Bill with a rate of 0.162% and a maturity date of 7/22/10, with a Principal Amount of $2,310,000 and a Market Value of $2,308,845)	$2,260,195	2,260,195

Total Short-Term Investment (Cost $2,260,195)		2,260,195

Total Investments (Cost $575,575,121) (d)	100.1%	684,930,602

Other Assets, Less Liabilities	(0.1)	(503,822)
Net Assets	100.0%	$684,426,780

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At March 31, 2010, cost is $587,765,124 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$113,023,857
Gross unrealized depreciation	(15,858,379)
Net unrealized appreciation	$97,165,478

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$661,868,689	$—	$—	$661,868,689
Exchange Traded Funds	20,801,718	—	—	20,801,718
Short-Term Investment
Repurchase Agreement	—	2,260,195	—	2,260,195
Total Investments in Securities	$682,670,407	$2,260,195	$—	$684,930,602

(a)    For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 60.0%
MainStay 130/30 Core Fund Class I (a)	6,231,152	$44,801,986
MainStay 130/30 Growth Fund Class I (a)(b)	230,189	1,843,817
MainStay 130/30 International Fund Class I (a)	2,479,285	15,966,595
MainStay Epoch Global Choice Fund Class I (a)	327,763	4,650,954
MainStay Epoch U.S. All Cap Fund Class I	798,386	17,261,107
MainStay ICAP Equity Fund Class I	814,850	27,281,164
MainStay ICAP International Fund Class I	565,029	15,939,460
MainStay MAP Fund Class I	557,799	16,455,061
MainStay VP Common Stock Portfolio Initial Class	1,156,600	17,549,040
MainStay VP Growth Equity Portfolio Initial Class	19,727	445,885
MainStay VP ICAP Select Equity Portfolio Initial Class	2,382,422	27,271,705
MainStay VP International Equity Portfolio Initial Class (a)	1,049,921	13,636,527
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,610,437	34,786,991
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,721,330	49,236,658
MainStay VP S&P 500 Index Portfolio Initial Class	11,787	280,373
MainStay VP U.S. Small Cap Portfolio Initial Class (b)	46,263	372,684

Total Equity Funds (Cost $265,452,382)		287,780,007

Fixed Income Funds 40.0%
MainStay High Yield Opportunities Fund Class I (a)	1,180,586	13,777,443
MainStay Intermediate Term Bond Fund Class I	2,000,553	20,805,754
MainStay VP Bond Portfolio Initial Class (a)	8,101,999	117,451,433
MainStay VP Floating Rate Portfolio Initial Class (a)	3,275,917	29,883,098
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,067,214	9,977,036

Total Fixed Income Funds (Cost $184,068,058)		191,894,764

Total Investments (Cost $449,520,440) (c)	100.0%	479,674,771

Other Assets, Less Liabilities	0.0 ‡	196,915
Net Assets	100.0%	$479,871,686

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2010, cost is $453,722,147 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$32,570,332
Gross unrealized depreciation	(6,617,708)
Net unrealized appreciation	$25,952,624

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$287,780,007	$—	$—	$287,780,007
Fixed Income Funds	191,894,764	—	—	191,894,764
Total Investments in Securities	$479,674,771	$—	$—	$479,674,771

(a) For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 99.9%†
Equity Funds 79.9%
MainStay 130/30 Core Fund Class I (a)	6,959,134	$50,036,177
MainStay 130/30 Growth Fund Class I (a)(b)	308,242	2,469,017
MainStay 130/30 International Fund Class I (a)	3,677,829	23,685,216
MainStay Epoch Global Choice Fund Class I (a)	500,522	7,102,411
MainStay Epoch U.S. All Cap Fund Class I (a)	1,089,007	23,544,329
MainStay ICAP Equity Fund Class I	925,012	30,969,395
MainStay ICAP International Fund Class I	839,787	23,690,385
MainStay MAP Fund Class I	725,059	21,389,252
MainStay VP Common Stock Portfolio Initial Class	1,311,088	19,893,076
MainStay VP Growth Equity Portfolio Initial Class	73,127	1,652,854
MainStay VP ICAP Select Equity Portfolio Initial Class	2,691,486	30,809,583
MainStay VP International Equity Portfolio Initial Class (a)	1,555,515	20,203,266
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	3,626,372	48,325,463
MainStay VP Mid Cap Core Portfolio Initial Class (a)	6,791,056	70,820,917
MainStay VP S&P 500 Index Portfolio Initial Class	6,095	144,968
MainStay VP U.S. Small Cap Portfolio Initial Class (b)	402,881	3,245,533

Total Equity Funds (Cost $364,998,890)		377,981,842

Fixed Income Funds 20.0%
MainStay High Yield Opportunities Fund Class I (a)	1,177,724	13,744,037
MainStay Intermediate Term Bond Fund Class I	545,616	5,674,408
MainStay VP Bond Portfolio Initial Class (a)	2,212,945	32,080,174
MainStay VP Convertible Portfolio Initial Class	343,569	3,763,270
MainStay VP Floating Rate Portfolio Initial Class (a)	3,257,363	29,713,845
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,060,500	9,914,268

Total Fixed Income Funds (Cost $89,518,269)		94,890,002

Total Investments (Cost $454,517,159) (c)	99.9%	472,871,844

Other Assets, Less Liabilities	0.1	261,077
Net Assets	100.0%	$473,132,921

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At March 31, 2010, cost is $458,716,113 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$31,270,137
Gross unrealized depreciation	(17,114,406)
Net unrealized appreciation	$14,155,731

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$377,981,842	$—	$—	$377,981,842
Fixed Income Funds	94,890,002	—	—	94,890,002
Total Investments in Securities	$472,871,844	$—	$—	$472,871,844

(a) For detailed industry descriptions, see the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments ††† March 31, 2010 unaudited
		Shares	Value
	Common Stocks 97.4%†
	Aerospace & Defense 2.9%
	Boeing Co. (The)	66,528	$4,830,598
	General Dynamics Corp.	33,857	2,613,760
	Goodrich Corp.	11,007	776,214
	Honeywell International, Inc.	67,189	3,041,646
	ITT Corp.	16,105	863,389
	L-3 Communications Holdings, Inc.	10,199	934,534
	Lockheed Martin Corp.	27,716	2,306,526
	Northrop Grumman Corp.	26,611	1,744,883
	Precision Castparts Corp.	12,454	1,578,046
	Raytheon Co.	33,322	1,903,353
	Rockwell Collins, Inc.	13,791	863,179
	United Technologies Corp.	82,296	6,057,809
			27,513,937
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	14,635	817,365
	Expeditors International of Washington, Inc.	18,641	688,226
	FedEx Corp.	27,504	2,568,873
	United Parcel Service, Inc. Class B	87,257	5,620,223
			9,694,687
	Airlines 0.1%
	Southwest Airlines Co.	65,084	860,410

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	21,374	270,167
	Johnson Controls, Inc.	58,905	1,943,276
			2,213,443
	Automobiles 0.4%
	Ford Motor Co. (a)	296,050	3,721,349
	Harley-Davidson, Inc.	20,645	579,505
			4,300,854
	Beverages 2.5%
	Brown-Forman Corp. Class B	9,560	568,342
	Coca-Cola Co. (The)	202,595	11,142,725
	Coca-Cola Enterprises, Inc.	28,095	777,108
	Constellation Brands, Inc. Class A (a)	17,565	288,768
	Dr. Pepper Snapple Group, Inc.	22,290	783,939
	Molson Coors Brewing Co. Class B	13,861	582,994
	PepsiCo, Inc.	143,625	9,502,230
			23,646,106
	Biotechnology 1.5%
	Amgen, Inc. (a)	86,065	5,143,244
	Biogen Idec, Inc. (a)	23,703	1,359,604
	Celgene Corp. (a)	40,408	2,503,680
	Cephalon, Inc. (a)	6,531	442,671
	Genzyme Corp. (a)	23,385	1,212,045
	Gilead Sciences, Inc. (a)	79,404	3,611,294
			14,272,538
	Building Products 0.1%
	Masco Corp.	31,542	489,532

	Capital Markets 2.6%
	Ameriprise Financial, Inc.	22,371	1,014,748
	Bank of New York Mellon Corp. (The)	106,183	3,278,931
	Charles Schwab Corp. (The)	85,942	1,606,256
	E*TRADE Financial Corp. (a)	139,800	230,670
	Federated Investors, Inc. Class B	7,821	206,318
	Franklin Resources, Inc.	13,034	1,445,471
	Goldman Sachs Group, Inc. (The)	46,250	7,891,637
	Invesco, Ltd.	37,614	824,123
	Janus Capital Group, Inc.	15,840	226,354
	Legg Mason, Inc.	14,355	411,558
	Morgan Stanley	122,879	3,599,126
	Northern Trust Corp.	21,183	1,170,573
	State Street Corp.	43,544	1,965,576
	T. Rowe Price Group, Inc.	22,770	1,250,756
			25,122,097
	Chemicals 1.8%
	Air Products & Chemicals, Inc.	18,644	1,378,724
	Airgas, Inc.	7,213	458,891
	CF Industries Holdings, Inc.	4,305	392,530
	Dow Chemical Co. (The)	101,096	2,989,409
	E.I. du Pont de Nemours & Co.	79,426	2,957,824
	Eastman Chemical Co.	6,435	409,781
	Ecolab, Inc.	20,755	912,182
	FMC Corp.	6,340	383,824
	International Flavors & Fragrances, Inc.	6,975	332,498
	Monsanto Co.	47,955	3,424,946
	PPG Industries, Inc.	14,571	952,943
	Praxair, Inc.	26,928	2,235,024
	Sigma-Aldrich Corp.	10,668	572,445
			17,401,021
	Commercial Banks 3.1%
	BB&T Corp.	60,711	1,966,429
	Comerica, Inc.	15,299	581,974
	Fifth Third Bancorp	69,882	949,696
	First Horizon National Corp. (a)	19,901	279,604
	Huntington Bancshares, Inc.	63,145	339,089
	KeyCorp	77,661	601,873
	M&T Bank Corp.	7,305	579,871
	Marshall & Ilsley Corp.	46,032	370,558
	PNC Financial Services Group, Inc.	45,462	2,714,081
	Regions Financial Corp.	105,033	824,509
	SunTrust Banks, Inc.	43,822	1,173,991
	U.S. Bancorp	168,156	4,351,877
¤	Wells Fargo & Co.	455,329	14,169,839
	Zions Bancorp	13,237	288,831
			29,192,222
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	9,966	362,862
	Cintas Corp.	11,658	327,473
	Iron Mountain, Inc.	15,919	436,181
	Pitney Bowes, Inc.	18,283	447,019
	R.R. Donnelley & Sons Co.	18,187	388,292
	Republic Services, Inc.	28,476	826,374
	Stericycle, Inc. (a)	7,406	403,627
	Waste Management, Inc.	42,623	1,467,510
			4,659,338
	Communications Equipment 2.4%
	Cisco Systems, Inc. (a)	503,187	13,097,958
	Harris Corp.	11,586	550,219
	JDS Uniphase Corp. (a)	19,745	247,405
	Juniper Networks, Inc. (a)	46,339	1,421,680
	Motorola, Inc. (a)	202,905	1,424,393
	QUALCOMM, Inc.	147,693	6,201,629
	Tellabs, Inc.	33,958	257,062
			23,200,346
	Computers & Peripherals 5.6%
¤	Apple, Inc. (a)	79,693	18,722,277
	Dell, Inc. (a)	151,351	2,271,779
	EMC Corp. (a)	180,411	3,254,614
	Hewlett-Packard Co.	206,899	10,996,682
¤	International Business Machines Corp.	114,167	14,641,918
	Lexmark International, Inc. Class A (a)	6,903	249,060
	NetApp, Inc. (a)	30,281	985,949
	QLogic Corp. (a)	10,142	205,883
	SanDisk Corp. (a)	20,048	694,262
	Teradata Corp. (a)	14,661	423,556
	Western Digital Corp. (a)	20,101	783,738
			53,229,718
	Construction & Engineering 0.2%
	Fluor Corp.	15,722	731,230
	Jacobs Engineering Group, Inc. (a)	10,894	492,300
	Quanta Services, Inc. (a)	18,495	354,364
			1,577,894
	Construction Materials 0.1%
	Vulcan Materials Co.	11,049	521,955

	Consumer Finance 0.8%
	American Express Co.	105,180	4,339,727
	Capital One Financial Corp.	40,012	1,656,897
	Discover Financial Services	47,769	711,758
	SLM Corp. (a)	42,606	533,427
			7,241,809
	Containers & Packaging 0.2%
	Ball Corp.	8,256	440,705
	Bemis Co., Inc.	9,547	274,190
	Owens-Illinois, Inc. (a)	14,808	526,276
	Pactiv Corp. (a)	11,665	293,725
	Sealed Air Corp.	14,001	295,141
			1,830,037
	Distributors 0.1%
	Genuine Parts Co.	13,938	588,741

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	11,283	691,535
	DeVry, Inc.	5,446	355,079
	H&R Block, Inc.	29,339	522,234
			1,568,848
	Diversified Financial Services 4.5%
¤	Bank of America Corp.	881,666	15,737,738
	Citigroup, Inc. (a)	1,726,958	6,994,180
	CME Group, Inc.	5,856	1,851,140
	IntercontinentalExchange, Inc. (a)	6,468	725,580
¤	JPMorgan Chase & Co.	349,162	15,624,999
	Leucadia National Corp. (a)	16,803	416,882
	Moody’s Corp.	17,221	512,325
	NASDAQ OMX Group, Inc. (The) (a)	12,955	273,610
	NYSE Euronext	22,983	680,527
			42,816,981
	Diversified Telecommunication Services 2.5%
	AT&T, Inc.	518,715	13,403,596
	CenturyTel, Inc.	26,322	933,378
	Frontier Communications Corp.	27,614	205,448
	Qwest Communications International, Inc.	131,047	684,065
	Verizon Communications, Inc.	249,230	7,731,115
	Windstream Corp.	40,150	437,233
			23,394,835
	Electric Utilities 1.8%
	Allegheny Energy, Inc.	14,996	344,908
	American Electric Power Co., Inc.	41,929	1,433,133
	Duke Energy Corp.	115,072	1,877,975
	Edison International	28,602	977,330
	Entergy Corp.	16,579	1,348,702
	Exelon Corp.	58,002	2,541,068
	FirstEnergy Corp.	26,757	1,045,931
	FPL Group, Inc.	36,274	1,753,122
	Northeast Utilities	15,495	428,282
	Pepco Holdings, Inc.	19,520	334,768
	Pinnacle West Capital Corp.	8,946	337,533
	PPL Corp.	33,093	917,007
	Progress Energy, Inc.	25,019	984,748
	Southern Co. (The)	72,091	2,390,537
			16,715,044
	Electrical Equipment 0.5%
	Emerson Electric Co.	66,121	3,328,531
	First Solar, Inc. (a)	4,246	520,772
	Rockwell Automation, Inc.	12,551	707,375
	Roper Industries, Inc.	8,229	475,965
			5,032,643
	Electronic Equipment & Instruments 0.6%
	Agilent Technologies, Inc. (a)	30,651	1,054,088
	Amphenol Corp. Class A	15,153	639,305
	Corning, Inc.	136,985	2,768,467
	FLIR Systems, Inc. (a)	13,397	377,795
	Jabil Circuit, Inc.	16,749	271,166
	Molex, Inc.	12,015	250,633
			5,361,454
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	27,419	1,284,306
	BJ Services Co.	25,900	554,260
	Cameron International Corp. (a)	21,506	921,747
	Diamond Offshore Drilling, Inc.	6,101	541,830
	FMC Technologies, Inc. (a)	10,729	693,415
	Halliburton Co.	79,543	2,396,631
	Helmerich & Payne, Inc.	9,342	355,743
	Nabors Industries, Ltd. (a)	24,868	488,159
	National-Oilwell Varco, Inc.	36,719	1,490,057
	Rowan Cos., Inc. (a)	10,055	292,701
	Schlumberger, Ltd.	105,156	6,673,200
	Smith International, Inc.	21,721	930,093
			16,622,142
	Food & Staples Retailing 2.6%
	Costco Wholesale Corp.	38,614	2,305,642
	CVS Caremark Corp.	122,216	4,468,217
	Kroger Co. (The)	57,107	1,236,938
	Safeway, Inc.	34,188	849,914
	SUPERVALU, Inc.	18,786	313,350
	Sysco Corp.	51,935	1,532,082
	Wal-Mart Stores, Inc.	187,530	10,426,668
	Walgreen Co.	86,571	3,210,918
	Whole Foods Market, Inc. (a)	14,977	541,419
			24,885,148
	Food Products 1.8%
	Archer-Daniels-Midland Co.	56,373	1,629,180
	Campbell Soup Co.	16,662	589,002
	ConAgra Foods, Inc.	38,858	974,170
	Dean Foods Co. (a)	15,937	250,052
	General Mills, Inc.	28,963	2,050,291
	H.J. Heinz Co.	27,701	1,263,443
	Hershey Co. (The)	14,587	624,469
	Hormel Foods Corp.	6,169	259,160
	J.M. Smucker Co. (The)	10,505	633,031
	Kellogg Co.	22,410	1,197,366
	Kraft Foods, Inc. Class A	152,636	4,615,713
	McCormick & Co., Inc.	11,529	442,252
	Mead Johnson Nutrition Co.	17,981	935,551
	Sara Lee Corp.	61,495	856,625
	Tyson Foods, Inc. Class A	26,782	512,875
			16,833,180
	Gas Utilities 0.2%
	EQT Corp.	11,481	470,721
	Nicor, Inc.	3,998	167,596
	ONEOK, Inc.	9,270	423,175
	Questar Corp.	15,383	664,546
			1,726,038
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	52,901	3,078,838
	Becton, Dickinson & Co.	20,711	1,630,577
	Boston Scientific Corp. (a)	132,562	957,098
	C.R. Bard, Inc.	8,411	728,561
	CareFusion Corp. (a)	15,710	415,215
	DENTSPLY International, Inc.	12,940	450,959
	Hospira, Inc. (a)	14,408	816,213
	Intuitive Surgical, Inc. (a)	3,421	1,190,953
	Medtronic, Inc.	97,090	4,371,963
	St. Jude Medical, Inc. (a)	28,608	1,174,358
	Stryker Corp.	24,782	1,418,026
	Varian Medical Systems, Inc. (a)	10,896	602,876
	Zimmer Holdings, Inc. (a)	18,686	1,106,211
			17,941,848
	Health Care Providers & Services 2.1%
	Aetna, Inc.	37,872	1,329,686
	AmerisourceBergen Corp.	24,806	717,389
	Cardinal Health, Inc.	31,757	1,144,205
	CIGNA Corp.	24,107	881,834
	Coventry Health Care, Inc. (a)	13,112	324,129
	DaVita, Inc. (a)	9,063	574,594
	Express Scripts, Inc. (a)	24,185	2,461,066
	Humana, Inc. (a)	14,962	699,773
	Laboratory Corp. of America Holdings (a)	9,202	696,683
	McKesson Corp.	23,673	1,555,790
	Medco Health Solutions, Inc. (a)	40,785	2,633,080
	Patterson Cos., Inc.	8,218	255,169
	Quest Diagnostics, Inc.	13,203	769,603
	Tenet Healthcare Corp. (a)	38,649	221,072
	UnitedHealth Group, Inc. (a)	101,723	3,323,290
	WellPoint, Inc. (a)	39,009	2,511,399
			20,098,762
	Health Care Technology 0.0%‡
	Cerner Corp. (a)	2,989	254,244

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	38,140	1,482,883
	Darden Restaurants, Inc.	12,303	547,976
	International Game Technology	26,136	482,209
	Marriott International, Inc. Class A	22,309	703,180
	McDonald’s Corp.	94,567	6,309,510
	Starbucks Corp. (a)	65,245	1,583,496
	Starwood Hotels & Resorts Worldwide, Inc.	16,516	770,306
	Wyndham Worldwide Corp.	15,736	404,888
	Wynn Resorts, Ltd.	6,094	462,108
	Yum! Brands, Inc.	41,239	1,580,691
			14,327,247
	Household Durables 0.4%
	D.R. Horton, Inc.	24,387	307,276
	Fortune Brands, Inc.	13,298	645,086
	Harman International Industries, Inc. (a)	6,127	286,621
	Leggett & Platt, Inc.	13,032	282,012
	Lennar Corp. Class A	14,152	243,556
	Newell Rubbermaid, Inc.	24,548	373,130
	Pulte Homes, Inc. (a)	27,940	314,325
	Stanley Black & Decker, Inc.	13,898	797,884
	Whirlpool Corp.	6,518	568,696
			3,818,586
	Household Products 2.4%
	Clorox Co. (The)	12,303	789,114
	Colgate-Palmolive Co.	43,392	3,699,602
	Kimberly-Clark Corp.	36,586	2,300,528
¤	Procter & Gamble Co. (The)	255,274	16,151,186
			22,940,430
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	58,625	644,875
	Constellation Energy Group, Inc.	17,661	620,078
	NRG Energy, Inc. (a)	22,822	476,980
			1,741,933
	Industrial Conglomerates 2.4%
	3M Co.	62,547	5,227,053
¤	General Electric Co.	937,720	17,066,504
	Textron, Inc.	23,888	507,142
			22,800,699
	Insurance 3.8%
	Aflac, Inc.	41,237	2,238,757
	Allstate Corp. (The)	47,080	1,521,155
	American International Group, Inc. (a)	11,929	407,256
	Aon Corp.	23,457	1,001,848
	Assurant, Inc.	10,254	352,532
	Berkshire Hathaway, Inc. Class B (a)	145,446	11,820,396
	Chubb Corp. (The)	28,869	1,496,858
	Cincinnati Financial Corp.	14,406	416,333
	Genworth Financial, Inc. Class A (a)	43,261	793,407
	Hartford Financial Services Group, Inc. (The)	33,606	955,082
	Lincoln National Corp.	26,561	815,423
	Loews Corp.	31,174	1,162,167
	Marsh & McLennan Cos., Inc.	46,785	1,142,490
	MetLife, Inc.	71,991	3,120,090
	Principal Financial Group, Inc.	28,001	817,909
	Progressive Corp. (The)	59,187	1,129,880
	Prudential Financial, Inc.	40,873	2,472,816
	Torchmark Corp.	7,326	392,014
	Travelers Cos., Inc. (The)	45,140	2,434,852
	Unum Group	29,135	721,674
	XL Capital, Ltd. Class A	30,023	567,435
			35,780,374
	Internet & Catalog Retail 0.6%
	Amazon.com, Inc. (a)	30,086	4,083,573
	Expedia, Inc.	18,615	464,630
	Priceline.com, Inc. (a)	4,005	1,021,275
			5,569,478
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	15,129	475,202
	eBay, Inc. (a)	99,300	2,676,135
	Google, Inc. Class A (a)	21,239	12,042,725
	Monster Worldwide, Inc. (a)	11,129	184,853
	VeriSign, Inc. (a)	16,106	418,917
	Yahoo!, Inc. (a)	104,510	1,727,550
			17,525,382
	IT Services 1.4%
	Automatic Data Processing, Inc.	44,367	1,973,001
	Cognizant Technology Solutions Corp. Class A (a)	26,147	1,332,974
	Computer Sciences Corp. (a)	13,439	732,291
	Fidelity National Information Services, Inc.	28,978	679,245
	Fiserv, Inc. (a)	13,384	679,372
	Mastercard, Inc. Class A	8,482	2,154,428
	Paychex, Inc.	28,296	868,687
	SAIC, Inc. (a)	26,903	476,183
	Total System Services, Inc.	17,461	273,439
	Visa, Inc. Class A	39,232	3,571,289
	Western Union Co. (The)	59,994	1,017,498
			13,758,407
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co. (a)	23,708	137,269
	Hasbro, Inc.	10,785	412,850
	Mattel, Inc.	32,085	729,613
			1,279,732
	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	15,894	830,779
	Millipore Corp. (a)	4,899	517,335
	PerkinElmer, Inc.	10,316	246,553
	Thermo Fisher Scientific, Inc. (a)	35,980	1,850,811
	Waters Corp. (a)	8,219	555,111
			4,000,589
	Machinery 1.6%
	Caterpillar, Inc.	54,908	3,450,968
	Cummins, Inc.	17,710	1,097,134
	Danaher Corp.	23,027	1,840,088
	Deere & Co.	37,257	2,215,301
	Dover Corp.	16,342	763,988
	Eaton Corp.	14,552	1,102,605
	Flowserve Corp.	4,944	545,175
	Illinois Tool Works, Inc.	34,004	1,610,429
	PACCAR, Inc.	31,945	1,384,496
	Pall Corp.	10,248	414,942
	Parker Hannifin Corp.	14,189	918,596
	Snap-On, Inc.	5,102	221,121
			15,564,843
	Media 3.0%
	CBS Corp. Class B	59,406	828,120
	Comcast Corp. Class A	249,382	4,693,369
	DIRECTV Class A (a)	82,197	2,779,081
	Discovery Communications, Inc. Class A (a)	24,908	841,641
	Gannett Co., Inc.	20,751	342,807
	Interpublic Group of Cos., Inc. (The) (a)	42,971	357,519
	McGraw-Hill Cos., Inc. (The)	27,646	985,580
	Meredith Corp.	3,219	110,766
	New York Times Co. (The) Class A (a)	10,218	113,726
	News Corp. Class A	197,859	2,851,148
	Omnicom Group, Inc.	27,305	1,059,707
	Scripps Networks Interactive Class A	7,887	349,788
	Time Warner Cable, Inc.	30,928	1,648,772
	Time Warner, Inc.	101,080	3,160,772
	Viacom, Inc. Class B (a)	53,261	1,831,113
	Walt Disney Co. (The)	170,446	5,950,270
	Washington Post Co. Class B	536	238,080
			28,142,259
	Metals & Mining 1.1%
	AK Steel Holding Corp.	9,670	221,056
	Alcoa, Inc.	89,647	1,276,573
	Allegheny Technologies, Inc.	8,669	468,040
	Cliffs Natural Resources, Inc.	11,891	843,667
	Freeport-McMoRan Copper & Gold, Inc.	37,841	3,161,237
	Newmont Mining Corp.	43,220	2,201,195
	Nucor Corp.	27,627	1,253,713
	Titanium Metals Corp. (a)	7,502	124,458
	United States Steel Corp.	12,579	799,018
			10,348,957
	Multi-Utilities 1.2%
	Ameren Corp.	20,790	542,203
	CenterPoint Energy, Inc.	34,505	495,492
	CMS Energy Corp.	20,173	311,875
	Consolidated Edison, Inc.	24,633	1,097,154
	Dominion Resources, Inc.	52,734	2,167,895
	DTE Energy Corp.	14,454	644,648
	Integrys Energy Group, Inc.	6,756	320,099
	NiSource, Inc.	24,339	384,556
	PG&E Corp.	32,627	1,384,037
	Public Service Enterprise Group, Inc.	44,412	1,311,042
	SCANA Corp.	9,747	366,390
	Sempra Energy	21,687	1,082,181
	TECO Energy, Inc.	18,895	300,242
	Wisconsin Energy Corp.	10,276	507,737
	Xcel Energy, Inc.	40,084	849,781
			11,765,332
	Multiline Retail 0.9%
	Big Lots, Inc. (a)	7,304	266,012
	Family Dollar Stores, Inc.	12,181	445,946
	J.C. Penney Co., Inc.	20,713	666,337
	Kohl's Corp. (a)	26,902	1,473,691
	Macy's, Inc.	36,870	802,660
	Nordstrom, Inc.	14,562	594,858
	Sears Holdings Corp. (a)	4,304	466,683
	Target Corp.	66,117	3,477,754
			8,193,941
	Office Electronics 0.1%
	Xerox Corp.	118,964	1,159,899

	Oil, Gas & Consumable Fuels 8.8%
	Anadarko Petroleum Corp.	43,289	3,152,738
	Apache Corp.	29,580	3,002,370
	Cabot Oil & Gas Corp.	9,168	337,382
	Chesapeake Energy Corp.	57,289	1,354,312
	Chevron Corp.	176,509	13,384,678
	ConocoPhillips	130,680	6,686,896
	CONSOL Energy, Inc.	15,862	676,673
	Denbury Resources, Inc. (a)	34,729	585,878
	Devon Energy Corp.	39,270	2,530,166
	El Paso Corp.	61,605	667,798
	EOG Resources, Inc.	22,201	2,063,361
¤	ExxonMobil Corp.	414,927	27,791,810
	Hess Corp.	25,600	1,601,280
	Marathon Oil Corp.	62,115	1,965,319
	Massey Energy Co.	7,597	397,247
	Murphy Oil Corp.	16,756	941,520
	Noble Energy, Inc.	15,329	1,119,017
	Occidental Petroleum Corp.	71,361	6,032,859
	Peabody Energy Corp.	23,650	1,080,805
	Pioneer Natural Resources Co.	10,171	572,831
	Range Resources Corp.	13,901	651,540
	Southwestern Energy Co. (a)	30,307	1,234,101
	Spectra Energy Corp.	56,740	1,278,352
	Sunoco, Inc.	10,369	308,063
	Tesoro Corp.	12,336	171,470
	Valero Energy Corp.	49,747	980,016
	Williams Cos., Inc.	51,162	1,181,842
	XTO Energy, Inc.	51,271	2,418,966
			84,169,290
	Paper & Forest Products 0.2%
	International Paper Co.	38,001	935,205
	MeadWestvaco Corp.	15,153	387,159
	Weyerhaeuser Co.	18,545	839,532
			2,161,896
	Personal Products 0.2%
	Avon Products, Inc.	37,475	1,269,278
	Estee Lauder Cos., Inc. (The) Class A	10,433	676,789
			1,946,067
	Pharmaceuticals 5.9%
	Abbott Laboratories	136,452	7,188,291
	Allergan, Inc.	26,990	1,762,987
	Bristol-Myers Squibb Co.	150,632	4,021,874
	Eli Lilly & Co.	89,185	3,230,281
	Forest Laboratories, Inc. (a)	26,493	830,821
¤	Johnson & Johnson	241,856	15,769,011
	King Pharmaceuticals, Inc. (a)	21,935	257,956
	Merck & Co., Inc.	273,784	10,225,832
	Mylan, Inc. (a)	26,961	612,284
	Pfizer, Inc.	709,286	12,164,255
	Watson Pharmaceuticals, Inc. (a)	9,346	390,383
			56,453,975
	Professional Services 0.1%
	Dun & Bradstreet Corp.	4,487	333,922
	Equifax, Inc.	11,206	401,175
	Robert Half International, Inc.	13,055	397,264
			1,132,361
	Real Estate Investment Trusts 1.2%
	Apartment Investment & Management Co. Class A	10,366	190,838
	AvalonBay Communities, Inc.	7,142	616,712
	Boston Properties, Inc.	12,177	918,633
	Equity Residential	24,771	969,784
	HCP, Inc.	25,717	848,661
	Health Care REIT, Inc.	10,808	488,846
	Host Hotels & Resorts, Inc.	57,395	840,837
	Kimco Realty Corp.	35,644	557,472
	Plum Creek Timber Co., Inc.	14,392	559,993
	ProLogis	41,811	551,905
	Public Storage	11,906	1,095,233
	Simon Property Group, Inc.	25,482	2,137,940
	Ventas, Inc.	13,746	652,660
	Vornado Realty Trust	13,851	1,048,521
			11,478,035
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	23,830	377,705
	Forestar Real Estate Group, Inc. (a)	1	19
			377,724
	Road & Rail 0.7%
	CSX Corp.	34,270	1,744,343
	Norfolk Southern Corp.	32,486	1,815,643
	Ryder System, Inc.	4,686	181,629
	Union Pacific Corp.	44,409	3,255,180
			6,996,795
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	49,750	461,183
	Altera Corp.	26,005	632,182
	Analog Devices, Inc.	26,172	754,277
	Applied Materials, Inc.	118,026	1,590,990
	Broadcom Corp. Class A	37,963	1,259,612
	Intel Corp.	485,474	10,806,651
	KLA-Tencor Corp.	15,131	467,851
	Linear Technology Corp.	19,669	556,239
	LSI Corp. (a)	57,628	352,683
	MEMC Electronic Materials, Inc. (a)	19,921	305,389
	Microchip Technology, Inc.	16,131	454,249
	Micron Technology, Inc. (a)	74,738	776,528
	National Semiconductor Corp.	20,690	298,971
	Novellus Systems, Inc. (a)	8,478	211,950
	NVIDIA Corp. (a)	48,765	847,536
	Teradyne, Inc. (a)	15,432	172,375
	Texas Instruments, Inc.	109,150	2,670,900
	Xilinx, Inc.	24,288	619,344
			23,238,910
	Software 4.0%
	Adobe Systems, Inc. (a)	46,111	1,630,946
	Autodesk, Inc. (a)	20,308	597,461
	BMC Software, Inc. (a)	16,045	609,710
	CA, Inc.	34,734	815,207
	Citrix Systems, Inc. (a)	16,107	764,599
	Compuware Corp. (a)	20,237	169,991
	Electronic Arts, Inc. (a)	28,876	538,826
	Intuit, Inc. (a)	27,600	947,784
	McAfee, Inc. (a)	13,896	557,647
¤	Microsoft Corp.	670,604	19,628,579
	Novell, Inc. (a)	31,342	187,739
	Oracle Corp.	343,515	8,824,900
	Red Hat, Inc. (a)	16,465	481,931
	Salesforce.com, Inc. (a)	9,646	718,145
	Symantec Corp. (a)	70,833	1,198,494
			37,671,959
Specialty Retail 2.0%
Abercrombie & Fitch Co. Class A	7,716	352,158
AutoNation, Inc. (a)	7,934	143,447
AutoZone, Inc. (a)	2,625	454,361
Bed Bath & Beyond, Inc. (a)	23,025	1,007,574
Best Buy Co., Inc.	30,132	1,281,816
GameStop Corp. Class A (a)	14,525	318,243
Gap, Inc. (The)	41,799	965,975
Home Depot, Inc. (The)	149,429	4,834,028
Limited Brands, Inc.	23,602	581,081
Lowe's Cos., Inc.	129,188	3,131,517
O'Reilly Automotive, Inc. (a)	12,096	504,524
Office Depot, Inc. (a)	24,286	193,802
RadioShack Corp.	11,097	251,125
Ross Stores, Inc.	10,894	582,502
Sherwin-Williams Co. (The)	8,090	547,531
Staples, Inc.	64,060	1,498,364
Tiffany & Co.	10,916	518,401
TJX Cos., Inc.	36,821	1,565,629
Urban Outfitters, Inc. (a)	11,406	433,770
		19,165,848
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	27,623	1,091,661
NIKE, Inc. Class B	34,275	2,519,212
Polo Ralph Lauren Corp.	5,038	428,432
VF Corp.	7,796	624,849
		4,664,154
Thrifts & Mortgage Finance 0.1%
Guaranty Financial Group, Inc. (a)	1	0	(b)
Hudson City Bancorp, Inc.	41,720	590,755
People's United Financial, Inc.	32,641	510,505
		1,101,260
Tobacco 1.5%
Altria Group, Inc.	182,849	3,752,062
Lorillard, Inc.	13,600	1,023,264
Philip Morris International, Inc.	165,307	8,622,413
Reynolds American, Inc.	14,891	803,816
		14,201,555
Trading Companies & Distributors 0.1%
Fastenal Co.	11,539	553,757
W.W. Grainger, Inc.	5,408	584,713
		1,138,470
Wireless Telecommunication Services 0.3%
American Tower Corp. Class A (a)	35,389	1,507,925
MetroPCS Communications, Inc. (a)	23,036	163,095
Sprint Nextel Corp. (a)	262,218	996,429
		2,667,449
Total Common Stocks (Cost $641,062,965)		928,091,688	(c)

	Principal Amount	Value
Short-Term Investments 2.5%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $49,113 (Collateralized by a United States Treasury Bill with a rate of 0.226% and a maturity date of 9/9/10, with a Principal Amount of $55,000 and a Market Value of $54,945)	$49,113	49,113

Total Repurchase Agreement (Cost $49,113)		49,113

U.S. Government 2.5%
United States Treasury Bills
0.148%, due 7/8/10 (d)	800,000	799,695
0.166%, due 4/22/10 (d)(e)	7,000,000	6,999,384
0.456%, due 4/8/10 (d)	15,900,000	15,899,698

Total U.S. Government (Cost $23,698,658)		23,698,777

Total Short-Term Investments (Cost $23,747,771)		23,747,890

Total Investments (Cost $664,810,736) (g)	99.9%	951,839,578

Other Assets, Less Liabilities	0.1	592,726
Net Assets	100.0%	$952,432,304

	Contracts Long	Unrealized Appreciation	(f)
Futures Contracts 0.0%‡

Standard & Poor's 500 Index Mini June 2010	405	$209,759

Total Futures Contracts (Settlement Value $23,595,300) (c)		$209,759

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Less than one dollar.
(c)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2010.
(g)	At March 31, 2010, cost is $690,189,816 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$363,825,963
Gross unrealized depreciation	(102,176,201)
Net unrealized appreciation	$261,649,762

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$928,091,688	$—	$—	$928,091,688
Short-Term Investments
Repurchase Agreement	—	49,113	—	49,113
U.S. Government	—	23,698,777	—	23,698,777
Total Short-Term Investments	—	23,747,890	—	23,747,890
Total Investments in Securities	$928,091,688	$23,747,890	$—	$951,839,578
Other Financial Instruments
Futures Contracts Long (b)	209,759	—	—	209,759
Total Other Financial Instruments	209,759	—	—	209,759
Total Investments and Other Financial Instruments	$928,301,447	$23,747,890	$—	$952,049,337

(a)	For detailed industry descriptions, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized Appreciation as shown on the Portfolio of Investment.
At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2010 unaudited
		Shares	Value
	Common Stocks 96.4%†
	Aerospace & Defense 3.9%
	Alliant Techsystems, Inc. (a)	31,650	$2,573,145
	Curtiss-Wright Corp.	84,050	2,924,940
	Hexcel Corp. (a)	136,050	1,964,562
			7,462,647
	Biotechnology 1.7%
	Alkermes, Inc. (a)	231,900	3,007,743
	Allos Therapeutics, Inc. (a)	40,000	297,200
			3,304,943
	Building Products 2.0%
	Masco Corp.	126,150	1,957,848
	Simpson Manufacturing Co., Inc.	69,850	1,939,036
			3,896,884
	Capital Markets 4.1%
	Federated Investors, Inc. Class B	134,550	3,549,429
¤	Waddell & Reed Financial, Inc. Class A	122,200	4,404,088
			7,953,517
	Chemicals 5.7%
	International Flavors & Fragrances, Inc.	47,450	2,261,942
	Methanex Corp.	130,250	3,166,377
	Nalco Holding Co.	103,700	2,523,021
	Sensient Technologies Corp.	103,150	2,997,539
			10,948,879
	Commercial Banks 3.7%
	Investors Bancorp, Inc. (a)	186,750	2,465,100
	Texas Capital Bancshares, Inc. (a)	105,700	2,007,243
	UMB Financial Corp.	66,300	2,691,780
			7,164,123
	Communications Equipment 1.9%
	ADC Telecommunications, Inc. (a)	269,000	1,966,390
	Harmonic, Inc. (a)	273,450	1,725,470
			3,691,860
	Containers & Packaging 2.6%
¤	Silgan Holdings, Inc.	81,850	4,929,825

	Diversified Consumer Services 1.6%
	Service Corp. International	330,300	3,032,154

	Electric Utilities 2.9%
	DPL, Inc.	87,250	2,372,327
	Westar Energy, Inc.	143,800	3,206,740
			5,579,067
	Electrical Equipment 2.4%
	Energy Conversion Devices, Inc. (a)	7,450	58,334
¤	Woodward Governor Co.	141,050	4,510,779
			4,569,113
	Electronic Equipment & Instruments 3.1%
	DTS, Inc. (a)	94,724	3,224,405
	Jabil Circuit, Inc.	167,100	2,705,349
			5,929,754
	Energy Equipment & Services 2.4%
	Cal Dive International, Inc. (a)	486,800	3,568,244
	Dresser-Rand Group, Inc. (a)	31,558	991,552
			4,559,796
	Food Products 1.0%
	Corn Products International, Inc.	58,050	2,012,013

	Health Care Equipment & Supplies 6.6%
	Haemonetics Corp. (a)	51,100	2,920,365
	Inverness Medical Innovations, Inc. (a)	62,150	2,420,743
	SonoSite, Inc. (a)	112,200	3,602,742
¤	Teleflex, Inc.	57,950	3,712,856
			12,656,706
	Health Care Providers & Services 1.1%
	Bio-Reference Laboratories, Inc. (a)	46,750	2,055,598

	Health Care Technology 0.2%
	Phase Forward, Inc. (a)	30,896	403,811

	Hotels, Restaurants & Leisure 1.1%
	Multimedia Games, Inc. (a)	22,020	85,878
	Shuffle Master, Inc. (a)	240,700	1,971,333
			2,057,211
	Household Durables 5.9%
	KB Home	200,800	3,363,400
	Leggett & Platt, Inc.	87,900	1,902,156
	Ryland Group, Inc. (The)	110,150	2,471,766
¤	Tupperware Brands Corp.	76,800	3,703,296
			11,440,618
	Household Products 1.3%
	Church & Dwight Co., Inc.	36,150	2,420,243

	Insurance 6.0%
	Arthur J. Gallagher & Co.	95,150	2,335,932
	Hanover Insurance Group, Inc. (The)	63,000	2,747,430
	Platinum Underwriters Holdings, Ltd.	97,600	3,619,008
	Validus Holdings, Ltd.	101,500	2,794,295
			11,496,665
	IT Services 2.1%
	Forrester Research, Inc. (a)	36,835	1,107,628
	NeuStar, Inc. Class A (a)	118,150	2,977,380
			4,085,008
	Machinery 6.2%
	Actuant Corp. Class A	46,200	903,210
¤	AGCO Corp. (a)	113,100	4,056,897
	Kennametal, Inc.	82,650	2,324,118
	Mueller Industries, Inc.	67,281	1,802,458
	Wabtec Corp.	69,500	2,927,340
			12,014,023
	Metals & Mining 1.1%
	RTI International Metals, Inc. (a)	71,400	2,165,562

	Multi-Utilities 4.4%
	CMS Energy Corp.	157,700	2,438,042
	NSTAR	74,600	2,642,332
	Vectren Corp.	141,750	3,504,060
			8,584,434
	Pharmaceuticals 2.2%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	178,800	4,235,772

	Professional Services 1.0%
	IHS, Inc. Class A (a)	35,150	1,879,471

	Road & Rail 0.8%
	Genesee & Wyoming, Inc. Class A (a)	43,816	1,495,002

	Semiconductors & Semiconductor Equipment 0.8%
	MEMC Electronic Materials, Inc. (a)	102,400	1,569,792

	Software 4.1%
	Rovi Corp. (a)	51,600	1,915,908
	Solera Holdings, Inc.	45,300	1,750,845
	Sybase, Inc. (a)	62,600	2,918,412
	THQ, Inc. (a)	179,000	1,254,790
			7,839,955
	Specialty Retail 3.7%
	Aeropostale, Inc. (a)	62,350	1,797,551
	GameStop Corp. Class A (a)	143,950	3,153,944
	Monro Muffler Brake, Inc.	58,900	2,106,264
			7,057,759
	Textiles, Apparel & Luxury Goods 2.4%
	Fossil, Inc. (a)	14,600	551,004
¤	Warnaco Group, Inc. (The) (a)	87,600	4,179,396
			4,730,400
	Thrifts & Mortgage Finance 3.9%
	Capitol Federal Financial	28,387	1,063,377
	First Niagara Financial Group, Inc.	192,700	2,740,194
¤	Washington Federal, Inc.	184,250	3,743,960
			7,547,531
	Wireless Telecommunication Services 2.5%
	NTELOS Holdings Corp.	57,700	1,026,483
¤	Syniverse Holdings, Inc. (a)	199,718	3,888,509
			4,914,992
	Total Common Stocks (Cost $165,800,421)		185,685,128

	Number of Warrants	Value
Warrants 0.0%‡
Computers & Peripherals 0.0%‡
Latronix, Inc. Strike Price $0.01 Expires 2/9/11 (a)(b)	120	1

Total Warrants (Cost $0)		1

	Principal Amount	Value
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
State Street Bank and Trust Co. 0.01%, dated 3/31/10 due 4/1/10 Proceeds at Maturity $8,502,876 (Collateralized by a United States Treasury Bill with a rate of 0.162% and a maturity date of 7/22/10, with a Principal Amount of $8,680,000 and a Market Value of $8,675,660)	$8,502,874	8,502,874

Total Short-Term Investment (Cost $8,502,874)		8,502,874

Total Investments (Cost $174,303,295) (c)	100.8%	194,188,003

Other Assets, Less Liabilities	(0.8)	(1,474,235)
Net Assets	100.0%	$192,713,768

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security. The total market value of this security at March 31, 2010 is $1, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	At March 31, 2010, cost is $174,901,635 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$23,639,374
Gross unrealized depreciation	(4,353,006)
Net unrealized appreciation	$19,286,368

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$185,685,128	$—	$—	$185,685,128
Warrants (b)	—	—	1	1
Short-Term Investment
Repurchase Agreement	—	8,502,874	—	8,502,874
Total Investments in Securities	$185,685,128	$8,502,874	$1	$194,188,003

(a)   For detailed industry descriptions, see the Portfolio of Investments.

(b)   The level 3 security valued at $1 is held in Computers & Peripherals within the Warrants section of the Portfolio of Investments.

At March 31, 2010, the Portfolio did not have any transfers between Level 1 and Level 2. The following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2010
Warrants	$1	$-	$-	$-	$-	$-	$-	$-	$1	$-

Total	$1	$-	$-	$-	$-	$-	$-	$-	$1	$-

MainStay VP Series Fund, Inc.
NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2010 unaudited

SECURITIES VALUATION

The Portfolios prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the significant accounting policies described below.

Equity securities are valued at the latest quoted sales prices as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally 4:00 p.m. Eastern time) on each day the Exchange is open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Investments in other mutual funds are valued at their NAVs at the close of the Exchange on each valuation date.

Investments in money market funds are valued daily at their NAV. Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value of maturity date.

Loans assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“short-term investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Cash Management Portfolio are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Portfolio’s Board of Directors (“Board”) to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open.  At March 31, 2010, the Convertible, Floating Rate, Government, High Yield Corporate Bond, Income Builder and U.S. Small Cap Portfolios held securities with values of  $234, $80,296, $1,329,529, $19,140,231, $529,305 and $1, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios, including the International Equity Portfolio, principally trade, and the time at which the Portfolios’ NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. At March 31, 2010, foreign securities held by the Portfolios were not fair valued.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a frame work which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of March 31, 2010, for each Portfolio’s investments is included at the end of each Portfolio’s respective Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value during the period ended March 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended March 31, 2010, there have been no changes to the fair value methodologies.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2)  purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.
By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	May 27, 2010

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	May 27, 2010